UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08764

UBS PACE Select Advisors Trust
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)
Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code:		212-882 5000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government agency obligations—4.68%
5,000	Federal Farm Credit Bank	05/01/07	5.240[1]	4,999,747
9,500	Federal Home Loan Bank	05/06/07 to 07/10/07	5.180 to 5.190[1]	9,496,812
3,000	Federal Home Loan Mortgage Corp.	03/26/08	5.350	3,000,000
Total US government agency obligations (cost—$17,496,559)				17,496,559

Bank notes—4.55%
Banking-US—4.55%
6,000	American Express, Federal Savings Bank	05/29/07	5.290[1]	5,999,987
6,000	Bank of America N.A.	05/01/07	5.363[1]	6,000,000
5,000	US Bank N.A.	05/30/07	5.290[1]	5,000,211
Total bank notes (cost—$17,000,198)				17,000,198

Certificates of deposit—15.59%
Banking-non-US—11.57%
3,250	Bank of Tokyo-Mitsubshi UFJ Ltd.	08/08/07	5.363	3,250,000
6,000	Barclays Bank PLC	08/15/07 to 01/18/08	5.360 to 5.465	6,000,000
4,000	Calyon N.A., Inc.	06/30/07	5.295[1]	3,999,282
4,000	Calyon N.A., Inc.	01/16/08	5.325	4,000,000
3,000	Deutsche Bank AG	04/14/08	5.345	3,000,000
5,000	Mizuho Corporate Bank Ltd.	06/06/07	5.295	5,000,000
3,000	Natexis Banque	05/01/07	5.463[1]	3,000,000
5,000	Norinchukin Bank Ltd.	07/10/07 to 10/10/07	5.295 to 5.350	5,000,000
5,000	Toronto-Dominion Bank	10/05/07	5.281	5,000,026
5,000	Westpac Banking Corp.	08/28/07	5.330	5,000,161
				43,249,469
Banking-US—4.02%
5,000	Citibank N.A.	06/04/07	5.295	5,000,000
3,000	SunTrust Bank	05/08/07	5.280[1]	3,000,000
7,000	Washington Mutual Bank FA	07/16/07	5.300	7,000,000
				15,000,000
Total certificates of deposit (cost—$58,249,469)				58,249,469

Commercial paper[2]—61.16%
Asset backed-banking—2.12%
8,000	Atlantis One Funding	06/19/07 to 08/24/07	5.195 to 5.230	7,914,622

Asset backed-miscellaneous—19.96%
7,000	Amsterdam Funding Corp.	05/01/07 to 07/23/07	5.145 to 5.240	6,963,757
9,000	Atlantic Asset Securitization LLC	05/11/07	5.280	8,986,800
9,000	Barton Capital LLC	05/02/07 to 05/24/07	5.250 to 5.260	8,979,400
4,401	Bryant Park Funding LLC	05/29/07	5.270	4,382,961
9,000	Chariot Funding LLC	05/11/07	5.280	8,986,800

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
3,000	Falcon Asset Securitization Corp.	05/11/07	5.270	2,995,608
9,000	Ranger Funding Co. LLC	05/24/07	5.270	8,969,697
9,884	Thunderbay Funding	05/01/07 to 06/13/07	5.250 to 5.280	9,870,629
9,500	Variable Funding Capital Corp.	05/02/07 to 05/25/07	5.255 to 5.275	9,476,788
5,000	Windmill Funding Corp.	05/18/07	5.260	4,987,581
				74,600,021
Asset backed-securities—9.75%
7,600	Cancara Asset Securitisation LLC	05/24/07 to 05/29/07	5.260	7,572,560
8,000	Clipper Receivables Co. LLC	05/09/07 to 05/15/07	5.270	7,987,996
3,500	Cullinan Finance Corp.	06/28/07	5.240	3,470,452
2,000	Dorada Finance, Inc.	05/02/07	5.250	1,999,708
3,000	Grampian Funding LLC	05/21/07	5.155	2,991,408
3,000	Scaldis Capital LLC	05/07/07	5.270	2,997,365
9,500	Solitaire Funding LLC	05/11/07 to 07/23/07	5.200 to 5.250	9,433,494
				36,452,983
Automobile OEM—2.26%
1,500	American Honda Finance Corp.	06/07/07	5.220	1,491,952
7,000	PACCAR Financial Corp.	06/13/07	5.210	6,956,439
				8,448,391
Banking-non-US—9.57%
9,500	Depfa Bank PLC	05/22/07 to 08/02/07	5.200 to 5.240	9,436,335
9,000	KBC Financial Products International Ltd.	08/06/07	5.210	8,873,657
9,000	Nationwide Building Society	05/14/07 to 06/14/07	5.230 to 5.240	8,969,470
8,500	Northern Rock PLC	05/04/07 to 05/09/07	5.235 to 5.240	8,492,651
				35,772,113
Banking-US—11.53%
9,500	Danske Corp.	05/24/07 to 06/08/07	5.170 to 5.220	9,455,379
2,000	Dexia Delaware LLC	05/01/07	5.250	2,000,000
9,500	ING (US) Funding LLC	06/04/07 to 07/09/07	5.210 to 5.220	9,427,833
1,000	Natexis Banques Populaires US Finance Co. LLC	09/07/07	5.065	981,850
5,000	Nordea N.A., Inc.	07/03/07	5.220	4,954,325
1,500	Rabobank USA Financial Corp.	05/07/07	5.120	1,498,720
9,500	Santander Central Hispano Finance Delaware, Inc.	06/13/07	5.185	9,441,165
5,355	Societe Generale N.A., Inc.	05/07/07 to 06/19/07	5.190 to 5.230	5,335,641
				43,094,913

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Commercial paper[2]—(concluded)

Brokerage—0.93%
3,500	Greenwich Capital Holdings, Inc.	05/25/07 to 08/24/07	5.190	3,461,652

Energy-integrated—2.40%
9,000	Koch Resources LLC	05/16/07 to 05/29/07	5.250 to 5.270	8,972,687

Finance-captive automotive—1.07%
4,000	Toyota Motor Credit Corp.	05/29/07	5.090	3,984,164

Finance-noncaptive diversified—1.57%
6,000	General Electric Capital Corp.	06/08/07 to 11/09/07	5.150 to 5.230	5,879,092
Total commercial paper (cost—$228,580,638)				228,580,638

Short-term corporate obligations—14.05%
Asset backed-securities—7.76%
1,000	Beta Finance, Inc.[3]	10/23/07	5.350	1,000,000
5,000	CC (USA), Inc. (Centauri)[3]	05/01/07 to 05/25/07	5.330 to 5.375[1]	5,000,873
4,500	Cullinan Finance Corp.[3]	05/01/07 to 07/10/07	5.300 to 5.320[1]	4,499,676
1,500	Cullinan Finance Corp.[3]	01/16/08	5.320	1,500,000
8,000	K2 (USA) LLC[3]	05/01/07 to 05/15/07	5.315 to 5.340[1]	8,000,040
9,000	Links Finance LLC[3]	05/15/07	5.300 to 5.325[1]	9,000,359
				29,000,948
Banking-non-US—3.21%
6,000	National Australia Bank Ltd.[3]	05/15/07	5.290[1]	6,000,000
3,000	Societe Generale[3]	05/02/07	5.310[1]	3,000,000
3,000	Westpac Banking Corp.[3]	05/08/07	5.300[1]	3,000,000
				12,000,000
Banking-US—1.61%
2,000	Citigroup Funding, Inc.	05/01/07	5.360[1]	2,000,725
2,000	Wachovia Bank N.A. (Charlotte)	06/04/07	5.328[1]	1,999,963
2,000	Wells Fargo & Co.	06/28/07	5.410[1]	2,000,801
				6,001,489
Finance-captive automotive—0.53%
2,000	Toyota Motor Credit Corp.	05/01/07	5.300[1]	2,000,000

Finance-noncaptive diversified—0.94%
3,500	General Electric Capital Corp.	05/09/07 to 07/15/07	5.406 to 5.445[1]	3,500,878
Total short-term corporate obligations (cost—$52,503,315)				52,503,315

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity date	Interest rate (%)	Value ($)

Repurchase agreement—0.05%
188	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $151,572 US Treasury Bonds, 7.250% due 08/15/22 (value—$191,900); proceeds: $188,025 (cost—$188,000)	05/01/07	4.750	188,000
Total investments (cost—$374,018,179)—100.08%				374,018,179
Liabilities in excess of other assets—(0.08)%				(288,032)
Net assets (applicable to 373,730,796 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%				373,730,147

1	Variable rate security. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of April 30, 2007, and reset periodically.
2	Interest rates shown are the discount rates at date of purchase.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.97% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

OEM	Original Equipment Manufacturer

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	73.9
United Kingdom	7.2
Japan	5.2
Australia	3.7
France	2.9
Ireland	2.5
Belgium	2.4
Canada	1.4
Germany	0.8
Total	100.0

Weighted average maturity—50 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Government national mortgage association certificates—13.46%
2	GNMA	12/15/07	8.000	1,649
13	GNMA	08/15/09	8.000	13,717
187	GNMA	08/15/09	9.000	189,393
36	GNMA	02/15/19	10.500	39,920
623	GNMA	04/15/19	8.250	665,516
4	GNMA	05/15/19	11.500	4,521
43	GNMA	06/15/19	10.500	48,087
145	GNMA	07/15/19	10.500	162,258
23	GNMA	08/15/19	10.500	25,869
4	GNMA	07/15/20	10.500	4,771
58	GNMA	08/15/20	10.500	65,056
4	GNMA	09/15/20	10.500	4,549
10	GNMA	08/15/21	7.500	10,660
3	GNMA	02/15/23	8.000	3,516
1	GNMA	09/15/23	7.500	1,163
140	GNMA	12/15/32	5.500	139,397
940	GNMA	07/15/33	5.500	936,085
8,427	GNMA	12/15/33	5.500	8,394,364
2,716	GNMA	01/15/34	5.500	2,705,013
275	GNMA	02/15/34	5.500	274,199
627	GNMA	03/15/34	5.500	623,961
799	GNMA	04/15/34	5.500	795,689
911	GNMA	05/15/34	5.500	907,258
210	GNMA	06/15/34	5.500	208,889
804	GNMA	07/15/35	5.500	800,599
370	GNMA	08/15/35	5.500	368,610
4,544	GNMA	10/15/35	5.500	4,523,362
410	GNMA	11/15/35	5.500	408,074
9,352	GNMA	12/15/35	5.500	9,307,889
5,343	GNMA	01/15/36	5.500	5,314,526
299	GNMA	04/15/36	6.000	303,357
311	GNMA	05/15/36	5.500	309,202
155	GNMA	05/15/36	6.000	156,926
64	GNMA	06/15/36	6.000	65,389
3,872	GNMA	07/15/36	6.000	3,923,307
5,190	GNMA	08/15/36	6.000	5,260,885
13,402	GNMA[1]	08/15/36	6.500	13,767,946
491	GNMA	09/15/36	6.000	497,842
2,135	GNMA[1]	09/15/36	6.500	2,192,509
422	GNMA	10/15/36	6.000	427,420
573	GNMA	12/15/36	6.000	580,654
47	GNMA II	04/20/25	9.000	51,075
11	GNMA II	12/20/26	9.000	11,549
23	GNMA II	01/20/27	9.000	24,501
2	GNMA II	06/20/30	9.000	1,990
13	GNMA II	07/20/30	9.000	14,245
3	GNMA II	09/20/30	9.000	3,482

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Government national mortgage association certificates—(continued)
24	GNMA II	10/20/30	9.000	25,567
59	GNMA II	11/20/30	9.000	63,950
23	GNMA II ARM	07/20/17	5.750	23,127
308	GNMA II ARM	01/20/18	5.625	311,390
29	GNMA II ARM	04/20/18	5.375	29,397
9	GNMA II ARM	05/20/18	5.875	9,533
75	GNMA II ARM	06/20/19	5.875	76,265
9	GNMA II ARM	05/20/21	5.375	9,497
331	GNMA II ARM	09/20/21	5.750	333,909
50	GNMA II ARM	11/20/21	6.125	50,794
275	GNMA II ARM	06/20/22	5.375	277,953
96	GNMA II ARM	11/20/22	6.125	96,804
221	GNMA II ARM	01/20/23	5.375	222,859
110	GNMA II ARM	03/20/23	5.375	110,828
263	GNMA II ARM	01/20/24	5.375	265,657
230	GNMA II ARM	04/20/24	5.375	232,292
2	GNMA II ARM	12/20/24	6.125	1,869
24	GNMA II ARM	01/20/25	5.375	24,538
69	GNMA II ARM	02/20/25	5.375	70,341
92	GNMA II ARM	03/20/25	5.375	93,223
37	GNMA II ARM	03/20/25	5.500	38,092
219	GNMA II ARM	05/20/25	5.375	221,391
84	GNMA II ARM	06/20/25	5.375	84,886
67	GNMA II ARM	08/20/25	5.750	67,976
75	GNMA II ARM	09/20/25	5.750	76,075
57	GNMA II ARM	10/20/25	6.125	57,505
11	GNMA II ARM	12/20/25	6.125	10,925
51	GNMA II ARM	03/20/26	5.375	51,350
488	GNMA II ARM	04/20/26	5.375	493,213
233	GNMA II ARM	06/20/26	5.375	235,900
86	GNMA II ARM	08/20/26	5.750	86,776
13	GNMA II ARM	09/20/26	5.750	12,884
41	GNMA II ARM	10/20/26	6.125	41,229
51	GNMA II ARM	12/20/26	6.125	52,370
365	GNMA II ARM	01/20/27	5.375	368,955
41	GNMA II ARM	02/20/27	5.375	41,104
155	GNMA II ARM	04/20/27	5.375	157,868
33	GNMA II ARM	07/20/27	5.750	33,254
89	GNMA II ARM	08/20/27	5.750	89,743
157	GNMA II ARM	11/20/27	6.125	159,030
16	GNMA II ARM	12/20/27	6.125	16,531
34	GNMA II ARM	01/20/28	5.375	34,529
8	GNMA II ARM	02/20/28	5.250	8,162
22	GNMA II ARM	02/20/28	5.375	22,672
49	GNMA II ARM	10/20/29	6.125	49,990
130	GNMA II ARM	04/20/30	5.375	131,711
2,417	GNMA II ARM	05/20/30	5.375	2,450,680

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)			Maturity dates	Interest rates (%)	Value ($)

Government national mortgage association certificates—(concluded)
56		GNMA II ARM	06/20/30	5.500	56,282
531		GNMA II ARM	07/20/30	5.500	538,266
439		GNMA II ARM	08/20/30	5.500	445,641
65		GNMA II ARM	10/20/30	6.125	65,738
55		GNMA II ARM	09/20/31	6.125	55,588
7,000		GNMA TBA[1]	TBA	6.000	7,094,066
Total government national mortgage association certificates (cost—$79,525,735)					80,221,014

Federal home loan mortgage corporation certificates—22.98%
272		FHLMC	07/01/08	6.000	274,026
2		FHLMC	07/01/09	9.000	2,240
7		FHLMC	02/01/10	9.000	7,026
6		FHLMC	05/01/10	11.500	6,672
6		FHLMC	08/01/10	11.500	6,957
11		FHLMC	11/01/10	11.500	12,008
7		FHLMC	05/01/11	11.000	7,316
183		FHLMC	03/01/13	8.000	194,645
3		FHLMC	03/01/13	11.000	3,473
2		FHLMC	09/01/14	11.500	1,948
5		FHLMC	07/01/15	11.000	5,246
9		FHLMC	09/01/15	11.000	8,877
2		FHLMC	10/01/15	11.000	1,666
14		FHLMC	12/01/15	11.000	15,585
4		FHLMC	01/01/16	11.500	3,990
50		FHLMC	05/01/16	8.500	50,885
42		FHLMC	11/01/16	9.750	43,861
5		FHLMC	10/01/17	7.500	5,346
12		FHLMC	01/01/18	11.500	13,507
6		FHLMC	04/01/19	11.000	6,344
7		FHLMC	05/01/19	11.500	7,768
1		FHLMC	06/01/19	11.000	562
23		FHLMC	06/01/19	11.500	25,729
0	[2]	FHLMC	08/01/20	11.000	85
4		FHLMC	09/01/20	11.000	4,758
12		FHLMC	11/01/20	10.500	12,032
146		FHLMC	04/01/25	9.000	151,281
3		FHLMC	08/01/25	7.000	2,656
1,308		FHLMC	02/01/33	5.500	1,296,800
651		FHLMC	03/01/33	5.500	645,925
767		FHLMC	04/01/33	5.500	760,345
800		FHLMC	05/01/33	5.500	793,439
3,772		FHLMC	06/01/33	5.500	3,739,175
872		FHLMC	10/01/33	5.500	864,612
478		FHLMC	12/01/33	5.500	473,764
151		FHLMC	03/01/34	5.500	149,250
1,290		FHLMC	10/01/34	5.500	1,278,579
850		FHLMC	12/01/34	5.500	842,287

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal home loan mortgage corporation certificates—(concluded)
7,554	FHLMC	02/01/35	5.500	7,485,257
245	FHLMC	05/01/35	5.500	243,054
1,669	FHLMC	06/01/35	5.500	1,652,302
94	FHLMC	03/01/36	5.000	91,212
199	FHLMC	04/01/36	5.000	192,172
3,928	FHLMC	06/01/36	5.000	3,796,838
15,504	FHLMC	11/01/36	5.000	14,997,858
6,772	FHLMC	11/01/36	6.000	6,829,001
450	FHLMC	01/01/37	5.000	434,676
1,312	FHLMC	03/01/37	5.500	1,297,481
2,688	FHLMC	04/01/37	5.500	2,658,065
312	FHLMC ARM	10/01/23	7.159	317,076
472	FHLMC ARM	07/01/24	7.198	479,815
582	FHLMC ARM	11/01/25	7.378	591,096
599	FHLMC ARM	10/01/27	7.381	608,719
823	FHLMC ARM	10/01/27	7.441	836,707
250	FHLMC ARM	11/01/27	7.014	253,364
126	FHLMC ARM	01/01/28	7.146	127,345
947	FHLMC ARM	06/01/28	7.075	958,827
617	FHLMC ARM	07/01/28	7.092	624,667
491	FHLMC ARM	01/01/29	7.301	500,134
588	FHLMC ARM	04/01/29	7.074	595,124
25	FHLMC ARM	10/01/29	6.210	25,654
1,103	FHLMC ARM	11/01/29	7.150	1,128,035
401	FHLMC ARM	12/01/29	7.260	407,772
127	FHLMC ARM	01/01/30	7.420	128,399
30,000	FHLMC TBA	TBA	5.000	28,987,500
21,000	FHLMC TBA	TBA	5.500	20,763,750
28,000	FHLMC TBA	TBA	6.000	28,227,500
Total federal home loan mortgage corporation certificates (cost—$137,532,839)				136,960,065

Federal housing administration certificates—0.43%
197	FHA GMAC	04/01/19	7.480	196,860
1,227	FHA GMAC	02/01/21	7.400	1,227,201
1,163	FHA Reilly	07/01/20	6.896	1,151,458
Total federal housing administration certificates (cost—$2,588,689)				2,575,519

Federal national mortgage association certificates—77.19%
82	FNMA	05/01/09	9.000	83,578
167	FNMA	07/01/09	7.249	170,586
4	FNMA	12/01/09	9.500	3,873
21	FNMA	04/01/10	9.250	21,143
3	FNMA	03/01/11	10.250	3,134
13	FNMA	04/01/11	10.250	14,138
1	FNMA	02/01/12	10.500	1,586
13	FNMA	09/01/12	6.500	13,458
29	FNMA	12/01/12	6.500	29,592

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal national mortgage association certificates—(continued)
4	FNMA	01/01/13	6.500	4,565
29	FNMA	02/01/13	6.500	30,071
50	FNMA	03/01/13	6.500	50,815
30	FNMA	04/01/13	6.500	30,804
3	FNMA	04/01/13	9.250	2,620
83	FNMA	06/01/13	6.500	84,087
16	FNMA	07/01/13	6.500	16,924
3	FNMA	07/01/13	10.500	2,619
6	FNMA	07/01/13	11.000	6,000
19	FNMA	08/01/13	6.500	19,920
147	FNMA	09/01/13	6.500	150,181
39	FNMA	10/01/13	6.500	40,048
64	FNMA	11/01/13	6.500	65,178
10	FNMA	05/01/14	5.500	9,645
39	FNMA	05/01/14	9.250	39,016
21	FNMA	09/01/15	10.500	23,470
14	FNMA	10/01/15	11.000	15,146
0[2]	FNMA	11/01/15	10.500	78
35	FNMA	11/01/15	11.000	36,845
9	FNMA	12/01/15	9.250	9,355
7	FNMA	01/01/16	11.000	7,163
9	FNMA	02/01/16	11.000	9,371
4	FNMA	03/01/16	11.000	4,019
268	FNMA	06/01/17	5.500	268,296
41	FNMA[1]	09/01/17	5.000	40,235
1,904	FNMA[1]	10/01/17	5.000	1,882,776
19	FNMA	01/01/18	5.500	18,906
1,032	FNMA[1]	05/01/18	5.000	1,019,937
22	FNMA[1]	06/01/18	5.000	22,048
29	FNMA[1]	07/01/18	5.000	28,518
494	FNMA[1]	08/01/18	5.000	488,598
1,582	FNMA[1]	10/01/18	5.000	1,563,526
6,279	FNMA[1]	11/01/18	5.000	6,205,484
1,919	FNMA[1]	12/01/18	5.000	1,896,268
8,131	FNMA[1]	02/01/19	5.000	8,027,195
2,156	FNMA[1]	04/01/19	5.000	2,129,086
675	FNMA[1]	05/01/19	5.000	666,563
1,709	FNMA[1]	06/01/19	5.000	1,686,855
10,765	FNMA[1]	07/01/19	5.000	10,627,622
146	FNMA	07/01/19	6.500	151,580
2,763	FNMA[1]	08/01/19	5.000	2,727,250
43	FNMA	08/01/19	10.000	46,096
48	FNMA[1]	09/01/19	5.000	47,075
22,617	FNMA	10/01/19	4.500	21,934,633
1,511	FNMA[1]	10/01/19	5.000	1,491,308
81	FNMA	10/01/19	9.000	86,578
2,035	FNMA[1]	12/01/19	5.000	2,009,702

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal national mortgage association certificates—(continued)
3,255	FNMA[1]	01/01/20	5.000	3,211,146
1,545	FNMA	02/01/20	4.500	1,496,301
4,220	FNMA[1]	02/01/20	5.000	4,163,440
1,152	FNMA[1]	03/01/20	5.000	1,137,045
3,095	FNMA	04/01/20	4.500	2,999,209
4,099	FNMA[1]	04/01/20	5.000	4,043,585
1,430	FNMA[1]	05/01/20	5.000	1,410,238
5	FNMA	05/01/20	11.000	5,843
45	FNMA[1]	06/01/20	5.000	44,522
37	FNMA	06/01/20	5.500	37,261
1,636	FNMA[1]	07/01/20	5.000	1,613,336
96	FNMA	07/01/20	5.500	96,369
3,851	FNMA[1]	08/01/20	5.000	3,798,585
4	FNMA	08/01/20	10.500	4,264
1,034	FNMA	09/01/20	4.500	1,002,727
1,396	FNMA[1]	09/01/20	5.000	1,377,190
29,624	FNMA[1]	10/01/20	5.000	29,220,216
100	FNMA	10/01/20	5.500	100,213
32	FNMA	12/01/20	5.500	32,401
186	FNMA	01/01/21	5.500	186,023
190	FNMA[1]	02/01/21	5.000	187,294
189	FNMA	02/01/21	5.500	189,208
1,275	FNMA	03/01/21	5.500	1,276,050
940	FNMA	04/01/21	5.500	941,655
304	FNMA	05/01/21	5.500	304,154
1,184	FNMA	07/01/21	5.500	1,185,380
799	FNMA	08/01/21	5.500	800,184
4	FNMA	09/01/21	10.500	4,394
238	FNMA	10/01/21	5.500	237,776
1,741	FNMA	11/01/21	5.500	1,743,805
3,210	FNMA	12/01/21	5.500	3,215,329
914	FNMA	01/01/22	5.500	915,372
807	FNMA	02/01/22	5.500	808,447
4,823	FNMA	03/01/22	5.500	4,829,050
7,240	FNMA	04/01/22	5.500	7,250,240
9	FNMA	04/01/22	10.500	9,475
3	FNMA	06/01/24	7.500	2,472
6	FNMA	07/01/24	7.500	6,728
34	FNMA	08/01/24	7.500	35,450
3	FNMA	12/01/24	7.500	2,777
12	FNMA	06/01/25	7.500	12,951
13	FNMA	07/01/25	7.500	14,045
162	FNMA	09/01/25	8.500	173,888
39	FNMA	02/01/26	9.000	41,757
9	FNMA	04/01/26	6.500	8,988
120	FNMA	10/01/26	7.500	126,227
59	FNMA	11/01/26	7.500	62,217

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Federal national mortgage association certificates—(continued)
60	FNMA	11/01/26	8.000	63,748
93	FNMA	03/01/29	6.500	95,515
228	FNMA	05/01/29	6.500	235,567
195	FNMA	01/01/32	6.000	197,919
96	FNMA	02/01/32	5.500	95,651
162	FNMA	04/01/32	6.000	164,147
165	FNMA	09/01/32	6.000	167,699
178	FNMA	10/01/32	6.000	180,485
1,980	FNMA	11/01/32	5.500	1,964,044
984	FNMA	01/01/33	5.500	975,710
371	FNMA	01/01/33	6.000	375,674
585	FNMA	02/01/33	5.500	580,013
322	FNMA	02/01/33	6.000	325,439
182	FNMA	06/01/33	5.500	180,802
376	FNMA	06/01/33	6.000	380,720
230	FNMA	07/01/33	6.000	232,422
667	FNMA	09/01/33	5.500	661,364
987	FNMA	10/01/33	5.500	978,026
245	FNMA	10/01/33	6.000	247,596
251	FNMA	11/01/33	5.500	249,073
739	FNMA	11/01/33	6.000	747,683
35,181	FNMA[1]	12/01/33	5.000	34,075,107
965	FNMA	12/01/33	5.500	956,512
353	FNMA	01/01/34	5.500	350,084
2,543	FNMA	02/01/34	6.000	2,573,582
942	FNMA	04/01/34	5.500	933,274
169	FNMA	05/01/34	6.000	170,413
581	FNMA	07/01/34	5.500	575,925
460	FNMA	09/01/34	6.000	464,382
462	FNMA	01/01/35	5.500	457,933
1,154	FNMA	01/01/35	6.000	1,165,440
932	FNMA	02/01/35	6.000	940,081
5,304	FNMA	04/01/35	5.500	5,252,180
15	FNMA	04/01/35	6.000	14,903
9,260	FNMA	05/01/35	5.500	9,169,487
1,023	FNMA	05/01/35	6.000	1,032,712
1,925	FNMA	06/01/35	5.500	1,905,838
549	FNMA	06/01/35	6.000	554,420
600	FNMA	07/01/35	5.500	594,216
2,043	FNMA	07/01/35	6.000	2,059,592
321	FNMA[1]	08/01/35	5.000	310,072
1,774	FNMA	08/01/35	5.500	1,756,521
798	FNMA	08/01/35	6.000	803,909
306	FNMA[1]	09/01/35	5.000	295,883
1,013	FNMA	09/01/35	6.000	1,021,738
33,442	FNMA[1]	10/01/35	5.000	32,341,390
290	FNMA	10/01/35	6.000	292,814

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)		Value ($)

Federal national mortgage association certificates—(concluded)
25,558	FNMA	01/01/36	5.500		25,306,677
53,293	FNMA[1]	02/01/36	5.000		51,539,280
896	FNMA	02/01/36	5.500		886,875
4,002	FNMA	03/01/36	6.500		4,086,391
951	FNMA	04/01/36	5.500		940,938
822	FNMA	04/01/36	6.000		828,000
48	FNMA	04/01/36	6.500		49,310
6,287	FNMA	05/01/36	6.500		6,419,763
4,577	FNMA	06/01/36	6.500		4,673,874
457	FNMA	07/01/36	5.500		452,525
640	FNMA	07/01/36	6.500		653,203
906	FNMA	08/01/36	6.000		913,182
4,443	FNMA	08/01/36	6.500		4,536,665
4,262	FNMA	09/01/36	6.000		4,295,239
123	FNMA	09/01/36	6.500		125,872
46	FNMA	10/01/36	6.000		45,945
2,908	FNMA	10/01/36	6.500		2,969,494
1,913	FNMA	11/01/36	6.000		1,926,786
1,453	FNMA	11/01/36	6.500		1,483,135
274	FNMA ARM	09/01/15	6.887		273,851
19	FNMA ARM	11/01/23	5.209		19,013
636	FNMA ARM	03/01/25	6.106		650,429
84	FNMA ARM	02/01/26	7.035		83,930
82	FNMA ARM	09/01/26	7.227		82,230
1,646	FNMA ARM	10/01/26	6.722		1,648,131
140	FNMA ARM	12/01/27	7.519		141,801
50	FNMA ARM	02/01/29	7.143		50,463
205	FNMA ARM	02/01/30	7.326		207,432
162	FNMA ARM	05/01/30	6.150		163,678
51	FNMA ARM	07/01/30	6.041		51,168
2,011	FNMA ARM	03/01/44	6.133		2,042,526
7,000	FNMA TBA	TBA	4.500		6,774,684
41,000	FNMA TBA	TBA	5.500		40,601,250
18,000	FNMA TBA	TBA	6.000		18,135,000
21,000	FNMA TBA	TBA	6.500		21,435,316
Total federal national mortgage association certificates (cost—$460,287,651)					460,092,151

Collateralized mortgage obligations—4.85%
625	Chevy Chase Funding LLC, Series 2004-1, Class A1[3]	01/25/35	5.600	[4]	625,441
6,263	Countrywide Alternative Loan Trust, Series 2006-0A2, Class A1	05/20/46	5.530	[4]	6,279,665
839	Federal Agricultural Mortgage Corp. ARM, Series 2002, Class AA1	04/25/11	7.826		861,896
134	FHLMC REMIC, Series 0023, Class KZ	11/25/23	6.500		137,934
34	FHLMC REMIC, Series 0159, Class H	09/15/21	4.500		33,603
168	FHLMC REMIC, Series 1003, Class H	10/15/20	6.125	[4]	167,570

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)		Value ($)

Collateralized mortgage obligations—(concluded)
7	FHLMC REMIC, Series 1349, Class PS	08/15/22	7.500		7,047
1,088	FHLMC REMIC, Series 1502, Class PX	04/15/23	7.000		1,115,914
530	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		525,485
197	FHLMC REMIC, Series 1573, Class PZ	09/15/23	7.000		202,848
92	FHLMC REMIC, Series 1658, Class GZ	01/15/24	7.000		95,097
487	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		486,995
18	FHLMC REMIC, Series 1775, Class Z	03/15/25	8.500		17,989
135	FHLMC REMIC, Series 2411, Class FJ	12/15/29	5.670	[4]	135,999
511	FNMA REMIC, Trust 1987-002, Class Z	11/25/17	11.000		566,536
423	FNMA REMIC, Trust 1988-007, Class Z	04/25/18	9.250		449,100
4	FNMA REMIC, Trust 1992-074, Class Z	05/25/22	8.000		4,046
27	FNMA REMIC, Trust 1992-129, Class L	07/25/22	6.000		27,625
77	FNMA REMIC, Trust 1992-158, Class ZZ	08/25/22	7.750		81,477
1,026	FNMA REMIC, Trust 1993-037, Class PX	03/25/23	7.000		1,069,578
4	FNMA REMIC, Trust 1993-240, Class Z	12/25/13	6.250		4,014
42	FNMA REMIC, Trust 1993-250, Class Z	12/25/23	7.000		42,984
97	FNMA REMIC, Trust G92-040, Class ZC	07/25/22	7.000		101,505
125	FNMA REMIC, Trust G94-006, Class PJ	05/17/24	8.000		132,015
96	GNMA REMIC, Trust 2000-009, Class FH	02/16/30	5.820	[4]	96,958
3,237	Indymac Index Mortgage Loan Trust, Series 2005-AR2, Class 2A1A	02/25/35	5.640	[4]	3,250,930
1,073	Sequoia Mortgage Trust, Series 5, Class A	10/19/26	5.670	[4]	1,077,384
239	Small Business Administration, Series 2000-10, Class B1	08/01/10	7.449		243,397
5,000	Structured Adjustable Rate Mortgage Loan, Series 2007-4, Class 1A2	05/25/37	5.540		4,998,438
3,718	Structured Asset Mortgage Investments Inc., Series 2006-AR3, Class 11A1	04/25/36	5.530	[4]	3,715,438
2,366	Washington Mutual, Series 2003-R1, Class A1	12/25/27	5.860	[4]	2,365,351
Total collateralized mortgage obligations (cost—$28,571,328)					28,920,259

Asset-backed securities—2.22%
2,335	Centex Home Equity Loan Trust, Series 2006-A, Class AV1	06/25/36	5.370	[4]	2,334,686
358	Conseco Finance Securitizations Corp., Series 2000-5, Class M1[5]	02/01/32	8.400		32,891
1,638	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class B3, 6,*	08/15/25	6.420	[4]	16,381
566	EMC Mortgage Loan Trust, Series 2003-A, Class A2[3]	08/25/40	6.070	[4]	572,495
94	Green Tree Financial Corp., Series 1998-2, Class A5	11/01/16	6.240		95,023
2,050	Long Beach Mortgage Loan Trust, Series 2006-WL1, Class 2A1	01/25/36	5.410	[4]	2,050,716
923	Merrill Lynch Mortgage Investors, Inc., Series 2006-WMCI, Class A2A	01/25/37	5.400	[4]	923,308
707	Renaissance Home Equity Loan Trust, Series 2003-2, Class A	08/25/33	5.760	[4]	708,028
58	Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A	01/25/34	5.660	[4]	57,846

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Asset-backed securities—(concluded)
1,439	Specialty Underwriting & Residential Financing, Series 2006-BC1, Class A2A	12/25/36	5.400[4]	1,438,572
5,000	Wells Fargo Home Equity Trust, Series 2005-2, Class AII2[3]	10/25/35	5.560[4]	5,003,283
Total asset-backed securities (cost—$15,168,494)				13,233,229

Stripped mortgage-backed securities[7]—0.16%
369	FHLMC REMIC, Series 0013, Class B5	06/25/23	7.000	74,386
10	FHLMC REMIC, Series 1554, Class I5	08/15/08	6.500	157
28	FHLMC REMIC, Series 2136, Class GD5	03/15/29	7.000	5,836
146	FHLMC REMIC, Series 2178, Class PI5	08/15/29	7.500	28,431
0[2]	FNMA REMIC, Trust 1992-142, Class KB5	08/25/07	11.980	75
0[2]	FNMA REMIC, Trust 1992-157, Class JA5	09/25/07	10.146	85
39,019	Hilton Hotel Pool Trust, Series 2000-HLTA, Class X3	10/03/15	0.608[8]	817,453
Total stripped mortgage-backed securities (cost—$911,842)				926,423

Commercial paper[9]—2.23%
Finance-noncaptive diversified—2.23%
13,400	General Electric Capital Corp. (cost—$13,283,473)	06/08/07 to 07/30/07	5.200 to 5.220	13,283,473

Short-term US government obligation[9,10]—0.11%
660	US Treasury Bills (cost—$656,031)	06/14/07	4.869 to 4.955	656,031

Repurchase agreement—4.76%
28,368	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $28,975,000 US Treasury Notes, 4.125% due 08/15/08; (value—$28,938,781); proceeds: $28,371,743 (cost—$28,368,000)	05/01/07	4.750	28,368,000
Total investments before investments sold short (cost—$766,894,082)[11]—128.39%				765,236,164

Investments sold short—(11.42)%
(53,000)	FNMA TBA	TBA	5.000	(51,647,515)
(16,000)	GNMA TBA	TBA	6.500	(16,430,000)
Total investments sold short (proceeds—$68,119,375)—(11.42)%				(68,077,515)
Liabilities in excess of other assets—(16.97)%				(101,139,405)
Net assets—100.00%				596,019,244

*	Non-income producing security.
1	Entire amount pledged as collateral for investments sold short.
2	Principal amount is less than $500.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.18% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Floating rate security. The interest rate shown is the current rate as of April 30, 2007.
5	Illiquid security. These securities represent 0.11% of net assets as of April 30, 2007.
6	Bond interest in default.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

7

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

8	Variable rate security. The interest rate shown is the current rate as of April 30, 2007.
9	Interest rate shown is the discount rate at date of purchase.
10	Partial amount delivered to broker as collateral for futures transactions.
11

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $3,295,285 and $4,953,203 respectively, resulting in net unrealized depreciation of investments of $1,657,918.

ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of April 30, 2007.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Written option activity for the nine months ended April 30, 2007 was as follows:

	Number of	Amount of
	contracts	premiums
	(000)	received ($)
Options outstanding at July 31, 2006	60,900	575,705
Options expired prior to exercise	(60,900)	(575,705)
Options outstanding at April 30, 2007	—	—

Futures contracts

Number of contracts	Buy contracts	Expiration dates	Cost ($)	Current value ($)	Unrealized appreciation (depreciation) ($)
165	90 Day Euro Dollar Futures	June 2007	39,088,088	39,053,438	(34,650)
611	90 Day Euro Dollar Futures	December 2007	145,118,700	145,097,225	(21,475)
296	90 Day Euro Dollar Futures	June 2008	70,525,700	70,536,800	11,100
1,072			254,732,488	254,687,463	(45,025)

Interest rate swaps5

	Notional		Rate type						Unrealized
	amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	appreciation (depreciation) ($)
USD	5,700	06/20/14	5.355	[12]	5.000		(13,338)	(18,550)	(31,888)
USD	8,100	06/20/14	5.355	[12]	5.000		(19,035)	(26,360)	(45,395)
USD	3,000	12/15/15	5.000		5.355	[12]	150	24,704	24,854
USD	15,100	06/20/17	5.000		5.355	[12]	141,940	191,007	332,947
USD	10,000	06/20/17	5.000		5.355	[12]	94,000	126,494	220,494
							203,717	297,295	501,012

USD	US Dollar
12	Rate based on 3 Month LIBOR (London Interbank Offered Rate) at April 30, 2007.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

US government obligations—5.03%
3,650	US Treasury Bonds	08/15/23	6.250	4,208,621
50	US Treasury Bonds	02/15/36	4.500	47,414
1,527	US Treasury Inflation Index Bonds	01/15/26	2.000	1,450,103
1,392	US Treasury Inflation Index Bonds	01/15/27	2.375	1,402,589
4,820	US Treasury Notes	12/31/08	4.750	4,823,388
2,700	US Treasury Notes[1]	02/29/12	4.625	2,712,234
2,810	US Treasury Notes[1]	03/31/12	4.500	2,807,696
4,250	US Treasury Notes	02/15/17	4.625	4,248,007
Total US government obligations (cost—$21,710,771)				21,700,052

Government national mortgage association certificate—0.30%
1,277	GNMA II ARM (cost—$1,252,588)	06/20/34	3.750	1,273,475

Federal home loan bank certificate—2.08%
9,000	FHLB (cost—$8,999,115)	05/08/07	4.250	8,998,227

Federal home loan mortgage corporation certificates—4.47%
1,125	FHLMC	02/27/09	3.750	1,103,025
162	FHLMC	08/01/20	5.000	159,910
730	FHLMC	09/01/20	5.000	720,195
904	FHLMC	10/01/20	5.000	891,633
754	FHLMC	11/01/20	5.000	743,736
7,290	FHLMC	12/01/20	5.000	7,191,795
993	FHLMC	01/01/21	5.000	978,496
147	FHLMC	03/01/21	5.000	144,883
3,197	FHLMC	04/01/21	5.000	3,151,427
224	FHLMC	05/01/21	5.000	220,961
1,238	FHLMC ARM	12/01/34	4.187	1,224,519
2,746	FHLMC ARM	10/01/36	6.093	2,776,462
Total federal home loan mortgage corporation certificates (cost—$19,094,452)				19,307,042

Federal national mortgage association certificates—3.19%
1,915	FNMA	01/26/09	4.000	1,887,118
1,263	FNMA	11/01/11	5.793	1,297,649
1,460	FNMA	08/01/12	5.250	1,478,225
845	FNMA	05/01/13	4.625	830,028
391	FNMA ARM	08/01/32	5.505	394,179
1,652	FNMA ARM	04/01/34	3.998	1,624,518
1,264	FNMA ARM	06/01/34	3.844	1,244,619
5,024	FNMA ARM	07/01/35	4.657	4,996,964
Total federal national mortgage association certificates (cost—$13,845,122)				13,753,300

Collateralized mortgage obligations—28.11%
1,932	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	04/15/36	6.503	2,005,680
2,460	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A	11/15/31	7.333	2,559,556

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—(continued)
2,145	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	06/11/35	6.186	2,226,400
1,509	Bear Stearns Alternative Loan Trust-A Trust, Series 2004-13, Class A1	11/25/34	5.690[2]	1,511,140
2,847	Bear Stearns ARM Trust, Series 2004-5, Class 2A	07/25/34	4.003	2,794,160
2,400	Bear Stearns Commercial Mortgage Securities, Series 2003-T12, Class A4	08/13/39	4.680	2,329,638
1,988	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	01/15/32	7.198	2,067,235
925	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class A2	09/15/30	6.030	925,958
2,373	CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A1B	05/17/40	6.480	2,391,241
3,281	FHLMC REMIC Trust, Series 2626, Class NA	06/15/23	5.000	3,268,642
1,680	FHLMC REMIC Trust, Series 2643, Class LC	07/15/18	4.500	1,606,413
2,463	FHLMC REMIC Trust, Series 2772, Class DW	06/15/17	4.500	2,424,042
1,847	FHLMC REMIC Trust, Series 2964, Class NA	02/15/26	5.500	1,853,615
2,680	FHLMC REMIC Trust, Series 3154, Class PJ	03/15/27	5.500	2,695,372
2,226	FHLMC REMIC Trust, Series 3159, Class TA	11/15/26	5.500	2,237,957
3,141	FHLMC REMIC Trust, Series 3162, Class OA	10/15/26	6.000	3,180,510
2,432	FHLMC REMIC Trust, Series 3184, Class LA	03/15/28	6.000	2,463,921
7,500	FHLMC REMIC Trust, Series 3200, Class AD	05/15/29	5.500	7,521,803
2,920	FHLMC REMIC Trust, Series 3303, Class PA3	01/15/22	5.500	2,943,041
3,150	First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5	05/25/36	6.000	3,178,533
1,096	First Union-Lehman Brothers-Bank of America, Series 1998-C2, Class A2	11/18/35	6.560	1,102,449
3,096	First Union National Bank Commercial Mortgage Trust, Series 2001-C3, Class A3	08/15/33	6.423	3,214,277
2,628	FNMA REMIC Trust, Series 2004-25, Class PA	10/25/30	5.500	2,628,137
1,906	FNMA REMIC Trust, Series 2004-36, Class BS	11/25/30	5.500	1,912,215
2,672	FNMA REMIC Trust, Series 2005-47, Class PA	09/25/24	5.500	2,671,651
1,379	FNMA REMIC Trust, Series 2005-57, Class PA	05/25/27	5.500	1,381,746
2,077	FNMA REMIC Trust, Series 2005-70, Class KB	05/25/35	5.500	2,093,429
2,176	FNMA REMIC Trust, Series 2005-83, Class LA	10/25/35	5.500	2,195,173
2,286	FNMA REMIC Trust, Series 2005-109, Class PV	10/25/32	6.000	2,335,527
703	FNMA REMIC Trust, Series 2006-62, Class TA	06/25/28	5.500	705,329
2,360	FNMA REMIC Trust, Series 2006-63, Class QB	09/25/27	5.500	2,367,454
2,262	FNMA REMIC Trust, Series 2006-65, Class HA	02/25/29	5.500	2,270,296
1,453	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	08/15/36	7.179	1,501,596
2,835	GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2	09/15/35	6.957	2,985,054
2,520	GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A2	04/15/34	6.465	2,620,807
1,650	GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class AM	05/10/43	4.754	1,585,488
700	Goldman Sachs Mortgage Securities Corp. II, Series 2005-GG4, Class A4A	07/10/39	4.751	675,124

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—(concluded)
2,090	J.P. Morgan Chase Commercial Mortgage Securities, Series 2004-CBX, Class A4	01/12/37	4.529	2,038,593
3,588	J.P. Morgan Mortgage Trust, Series 2006-A2, Class 5A3	11/25/33	3.754[2]	3,574,677
2,731	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C1, Class A3	02/18/30	6.480	2,737,789
1,774	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	10/15/35	6.210	1,787,650
6	Lehman Brothers Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1	10/15/32	7.105	5,891
2,469	Morgan Stanley Capital I, Series 1999-LIFE, Class A2	04/15/33	7.110	2,549,013
2,600	Morgan Stanley Capital I, Series 2005-HQ6, Class A2A	08/13/42	4.882	2,578,044
2,297	Nationslink Funding Corp., Series 1998-2, Class A2	08/20/30	6.476	2,312,799
4	Nationslink Funding Corp., Series 1999-SL, Class A6	11/10/30	6.608	4,038
2,812	Residential Accredit Loans, Inc., Series 2006-QS2, Class 1A9	02/25/36	5.500	2,813,278
1,645	Small Business Administration, Series 2004-P10B, Class 1	08/10/14	4.754	1,607,471
416	Structured ARM Loan Trust, Series 2004-13, Class A2	09/25/34	5.620	416,587
1,037	Structured Asset Securities Corp., Series 2003-2, Class C4	01/21/09	5.755[2]	1,036,782
870	Structured Asset Securities Corp., Series 2003-AL1, Class A5	04/25/31	3.357	779,355
3,688	Structured Asset Securities Corp., Series 2004-6, Class 4A1 ARM	06/25/34	4.842	3,667,294
1,501	TIAA Real Estate CDO Ltd., Series 2001-C1A, Class A3[5]	06/19/26	6.560	1,511,891
2,860	Washington Mutual Asset Securities Corp., Series 2005-C1A, Class A2[5]	05/25/36	5.150	2,854,640
2,686	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1	06/25/34	4.523[2]	2,631,440
Total collateralized mortgage obligations (cost—$121,674,975)				121,337,841

Asset-backed securities—17.24%
3,000	American Express Master Credit Card Trust, Series 2005-5, Class A	02/15/13	5.360[2]	3,002,422
4,200	Bank of America Credit Card Trust, Series 2006-A16, Class A16	05/15/13	4.720	4,173,095
2,800	Bank One Issuance Trust, Series 2003-A3, Class A3	12/15/10	5.430[2]	2,802,908
3,104	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4[6]	07/15/09	4.050	3,089,624
3,800	Chase Credit Card Master Trust, Series 2003-6, Class A	02/15/11	5.430[2]	3,805,388
2,800	Chase Issuance Trust, Series 2004-A9, Class A9	06/15/10	3.220	2,774,642
3,200	Chase Manhattan Auto Owner Trust, Series 2006-A, Class A3	07/15/10	5.340	3,205,133
2,890	Citibank Credit Card Issuance Trust, Series 1998-2, Class A	01/15/10	6.050	2,907,343

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Asset-backed securities—(concluded)
3,475	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	05/17/10	2.900	3,393,913
4,175	Citibank Credit Card Issuance Trust, Series 2003-A9, Class A9	11/22/10	5.440[2]	4,179,391
3,325	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	08/24/09	3.200	3,303,187
598	Countrywide Asset-Backed Certificates, Series 2005-13, Class 3AV1	04/25/36	5.410[2]	598,542
687	Countrywide Asset-Backed Certificates, Series 2005-IM3, Class A1	03/25/36	5.440[2]	687,242
464	Countrywide Asset-Backed Certificates, Series 2006-IM1, Class A1	04/25/36	5.410[2]	464,269
260	DaimlerChrysler Auto Trust, Series 2004-B, Class A3	09/08/08	3.180	259,517
1,898	DaimlerChrysler Auto Trust, Series 2005-B, Class A3	09/08/09	4.040	1,888,100
3,325	Ford Credit Auto Owner Trust, Series 2006-A, Class A3	03/15/10	5.050	3,318,361
2,930	Ford Credit Auto Owner Trust, Series 2006-B, Class A2A	07/15/09	5.420	2,931,167
3,000	Ford Credit Auto Owner Trust, Series 2006-B, Class A3	10/15/10	5.260	3,003,780
3,800	Ford Credit Auto Owner Trust, Series 2006-C, Class A3	11/15/10	5.160	3,811,875
3,375	Honda Auto Receivables Owner Trust, Series 2006-3, Class A3	10/15/10	5.120	3,379,745
2,400	MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3	10/15/12	4.100	2,345,744
3,775	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A3	02/15/10	5.160	3,770,721
3,725	Nissan Auto Receivables Owner Trust, Series 2006-C, Class A4	06/15/12	5.450	3,770,981
1,036	Residential Asset Mortgage Products, Inc., Series 2006-RS2, Class A1	03/25/26	5.400[2]	1,035,926
3,300	Sallie Mae Student Loan Trust, Series 2005-8, Class A4	01/25/28	4.250	3,256,865
3,275	Wachovia Auto Owner Trust, Series 2006-A, Class A3	02/22/11	5.350	3,282,024
Total asset-backed securities (cost—$74,577,785)				74,441,905

Corporate notes—28.59%
Aerospace & defense—0.16%
689	Raytheon Co.	08/15/07	6.750	691,209

Airlines—0.12%
499	Continental Airlines, Inc.	02/02/19	6.545	518,206

Automotive—0.50%
800	DaimlerChrysler N.A. Holding	06/15/10	4.875	792,505
1,150	DaimlerChrysler N.A. Holding	09/08/11	5.750	1,167,541

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(continued)

Automotive—(concluded)
200	DaimlerChrysler N.A. Holding	11/15/13	6.500	210,542
				2,170,588

Banking-non-US—1.37%
500	HBOS Treasury Services PLC[5]	09/30/08	3.750	489,894
2,980	HBOS Treasury Services PLC[5]	11/21/11	5.000	2,967,657
1,400	Kreditanstalt Fuer Wiederaufbau	09/21/07	3.250	1,388,745
650	National Westminster Bank	10/16/07[7]	7.750[8]	655,697
425	Swedish Export Credit Corp.	01/15/08	3.500	421,208
				5,923,201

Banking-US—4.75%
200	BAC Capital Trust XI	05/23/36	6.625	214,371
400	BankBoston N.A.	04/15/08	6.375	403,734
3,200	Bank of America Corp.	03/24/09	5.356[2]	3,206,007
1,315	Bank of America Corp.	02/15/10	7.800	1,407,370
90	Bank of America Corp.	08/01/10	4.500	88,699
250	Bank One Corp.	06/30/08	2.625	242,570
975	Bank One N.A., Illinois	01/15/08	3.700	964,658
1,300	DEPFA Asset Covered Securities Bank[5]	10/28/15	4.875	1,283,386
3,925	HSBC Bank USA	06/07/07	3.870	3,925,000
635	Suntrust Bank	10/15/07	3.625	629,855
430	Suntrust Bank	10/15/08	4.000	422,393
500	Suntrust Bank	06/15/09	4.415	494,010
860	US Bank N.A.	02/01/08	6.500	864,481
785	US Central Credit Union	05/30/08	2.750	764,236
1,875	Wachovia Bank N.A.	03/23/09	5.390[2]	1,874,906
840	Wachovia Corp.	12/15/08	5.625	847,165
1,150	Wells Fargo & Co.	08/15/08	3.120	1,116,934
1,545	Wells Fargo & Co.	01/15/10	4.200	1,516,014
220	Wells Fargo & Co.	01/12/11	4.875	218,981
				20,484,770

Consumer products—0.47%
2,000	Xstrata Finance Canada[5]	11/15/16	5.800	2,011,582

Diversified financials—0.98%
450	Encana Holdings Financial Corp.	05/01/14	5.800	458,795
3,605	Goldman Sachs Group, Inc.	10/15/13	5.250	3,584,102
180	Nationwide Building Society[5]	02/01/10	4.250	175,803
				4,218,700

Diversified manufacturing—0.24%
975	Tyco International Group SA	10/15/11	6.375	1,030,250

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(continued)

Electric utilities—0.77%
520	American Electric Power	08/16/07	4.709	518,837
625	DTE Energy Co.	08/16/07	5.630	625,400
650	PSEG Funding Trust	11/16/07	5.381	649,245
950	Scottish Power PLC	03/15/10	4.910	943,090
600	SP Powerassets Ltd.[5]	10/22/08	3.800	586,529
				3,323,101

Energy—0.82%
675	Anadarko Petroleum Corp.	05/01/08	3.250	660,031
1,875	Anadarko Petroleum Corp.	09/15/16	5.950	1,889,563
340	Florida Power Corp.	03/01/13	4.800	332,213
675	Ocean Energy, Inc.	10/01/07	4.375	671,808
				3,553,615

Finance-consumer—0.27%
1,175	Commercial Credit Co.	07/01/07	6.750	1,177,049

Financial services—9.29%
450	Bank of New York Co., Inc. MTN	09/01/07	3.900	448,048
550	Bear Stearns Co., Inc.	03/25/09	3.250	532,019
670	Bear Stearns Co., Inc.	06/23/10	4.550	658,939
750	Bear Stearns Co., Inc.	08/15/11	5.500	758,328
4,445	Citigroup, Inc.	02/22/10	4.125	4,347,388
340	Citigroup, Inc.	08/03/10	4.625	336,352
2,875	Eksportfinans A/S	07/15/09	4.375	2,839,695
1,900	Eksportfinans A/S	05/25/16	5.500	1,965,677
1,225	General Electric Capital Corp.	08/15/07	3.500	1,218,930
4,555	General Electric Capital Corp.	11/15/11	5.000	4,538,361
695	General Electric Capital Corp. MTN	09/01/09	4.125	682,370
2,350	General Electric Capital Corp. MTN	10/21/10	4.875	2,339,874
3,100	General Electric Capital Corp. MTN[3]	12/01/10	5.000	3,099,547
50	HSBC Finance Corp.	08/01/10	6.375	51,806
1,530	J.P. Morgan Chase & Co.	02/01/08	4.000	1,513,935
450	Lehman Brothers Holdings, Inc.	03/13/09	3.600	437,361
895	Lehman Brothers Holdings, Inc.	04/25/11	5.750	910,376
905	Lehman Brothers Holdings, Inc.	07/18/11	5.750	924,794
800	Massmutual Global Funding[5]	07/15/08	2.550	770,858
1,460	Morgan Stanley	01/21/11	5.050	1,453,313
250	Morgan Stanley	04/15/11	6.750	264,317
6,630	Morgan Stanley	01/09/12	5.600[2]	6,629,642
340	Morgan Stanley	01/09/12	5.625	345,144
575	Morgan Stanley	04/01/12	6.600	608,993
1,000	New York Life Global Funding MTN[5]	01/15/09	3.875	979,347
455	Principal Life Global Funding[5]	04/30/08	3.625	445,517
345	State Street Corp.	06/15/10	7.650	371,366
250	TIAA Global Markets[5]	01/22/08	3.875	246,997

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(continued)

Financial services—(concluded)
375	US Bancorp	08/23/07	3.950	373,341
				40,092,635

Insurance—0.88%
1,430	Berkshire Hathaway Finance Corp.	01/15/10	4.125	1,401,200
1,350	Chubb Corp.	11/16/07	4.934	1,347,398
235	Metropolitan Life Global Funding[5]	07/30/09	4.250	231,412
850	Prudential Financial, Inc.	05/01/08	3.750	836,181
				3,816,191
Media—1.27%
1,525	Comcast Corp.	11/15/10	5.450	1,540,752
550	Comcast Corp.	03/15/16	5.900	560,980
745	Lenfest Communications, Inc.	02/15/08	7.625	756,219
225	News America Holdings	07/15/24	9.500	286,025
200	News America Holdings	02/23/25	8.500	242,309
1,700	Time Warner Cable, Inc.[5]	05/01/17	5.850	1,710,213
350	Time Warner, Inc.	02/01/24	7.570	389,959
				5,486,457
Medical providers—0.69%
1,980	Aetna, Inc.	06/15/16	6.000	2,049,876
950	WellPoint, Inc.	01/15/11	5.000	943,205
				2,993,081
Oil & gas—0.35%
1,250	ConocoPhillips Co.	05/25/10	8.750	1,382,529
150	Encana Corp.	08/15/09	4.600	148,002
				1,530,531
Oil refining—0.17%
525	Canadian Natural Resources	05/15/17	5.700	526,578
225	Enterprise Products Operating LP	10/15/07	4.000	223,556
				750,134
Oil services—0.20%
850	Halliburton Co.	10/15/10	5.500	860,627

Pharmaceuticals—0.29%
875	Abbott Laboratories	05/15/11	5.600	892,345
340	Schering-Plough Corp.	12/01/13	5.550	347,492
				1,239,837
Real estate investment trusts—0.59%
340	Archstone-Smith Operating Trust[6]	08/15/07	5.000	339,655
555	AvalonBay Communities, Inc. MTN	08/01/07	5.000	554,384
280	AvalonBay Communities, Inc. MTN	11/01/12	6.125	291,330
780	ERP Operating LP	03/15/12	6.625	830,414
225	Rouse Co.	03/15/09	3.625	216,739

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(concluded)

Real estate investment trusts—(concluded)
315	Rouse Co.	11/26/13	5.375	296,934
				2,529,456
Retail—0.58%
130	Federated Department Stores	09/01/08	6.625	131,739
625	Federated Retail Holdings	12/01/16	5.900	628,141
1,275	May Department Stores Co.	07/15/07	3.950	1,270,290
440	May Department Stores Co.	10/15/16	7.450	474,302
				2,504,472
Software—0.39%
1,700	Oracle Corp./Ozark Holdings	01/15/11	5.000	1,695,180

Specialty purpose entity—0.41%
330	BAE Systems Holdings, Inc.[5]	08/15/15	5.200	323,670
1,425	UnitedHealth Group	03/15/11	5.250	1,430,716
				1,754,386
Telecommunications—1.93%
1,585	AT&T Broadband Corp.	03/15/13	8.375	1,817,534
110	Cox Communications, Inc.	11/01/10	7.750	119,111
350	Cox Communications, Inc.	10/01/12	7.125	377,981
725	SBC Communications, Inc.[5]	06/05/07	4.214	724,152
95	SBC Communications, Inc.	02/01/12	5.875	97,592
475	Sprint Capital Corp.	01/30/11	7.625	509,719
750	Sprint Nextel Corp.	12/01/16	6.000	736,065
100	TCI Communications, Inc.	08/01/13	7.875	112,197
50	TCI Communications, Inc.	08/01/15	8.750	60,005
265	Telecom Italia Capital	11/15/13	5.250	259,552
205	Telecom Italia Capital	10/01/15	5.250	197,040
950	Telefonica Emisones SAU	06/20/16	6.421	994,710
235	Telefonica Europe BV	09/15/10	7.750	253,148
2,030	Verizon New Jersey, Inc.	01/17/12	5.875	2,072,279
				8,331,085
Utilities—0.67%
650	Dominion Resources, Inc.	12/15/09	5.125	649,585
100	Dominion Resources, Inc.	09/15/14	7.195	110,399
950	Nisource Finance Corp.	11/23/09	5.930[2]	951,145
1,075	Nisource Finance Corp.	11/15/10	7.875	1,166,438
				2,877,567
Wireless telecommunications—0.43%
900	Vodafone Group PLC	01/30/08	3.950	891,032
920	Vodafone Group PLC	02/15/10	7.750	980,595
				1,871,627
Total corporate notes (cost—$123,715,197)				123,435,537

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)			Maturity dates	Interest rates (%)	Value ($)

Non-US government obligations—1.08%
JPY	507,000	Government of Japan	11/20/21	1.250[2]	4,220,751
400		United Mexican States	09/27/34	6.750	446,000
Total non-US government obligations (cost—$4,757,194)					4,666,751

Short-term US government agency obligation[9]—9.06%
39,100		Federal Home Loan Bank (cost—$39,100,000)	05/01/07	5.060	39,100,000

Repurchase agreement—0.24%
1,031		Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $91,776 US Treasury Bonds, 7.250% due 08/15/22 and $913,713 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$1,051,620); proceeds: $1,031,136 (cost—$1,031,000)	05/01/07	4.750	1,031,000

Number of contracts (000)

Options—0.00%
Put options purchased—0.00%
63	US Treasury Note 10 Year Futures, strike @105, expires 05/25/07 (cost—$27,739)	984

Number of shares (000)

Investments of cash collateral from securities loaned—1.08%
Money market funds[10]—0.85%
35		AIM Liquid Assets Portfolio	5.180	35,413
0	[11]	AIM Prime Portfolio	5.178	166
0	[11]	BlackRock Provident Institutional TempFund	5.133	7
509		DWS Money Market Series	5.252	509,132
3,128		UBS Private Money Market Fund LLC[12]	5.216	3,128,050
Total money market funds (cost—$3,672,768)				3,672,768

Principal amount (000) ($)

Repurchase agreement—0.23%
1,000	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $1,033,000 Federal National Mortgage Association obligations, zero coupon due 07/25/07; (value—$1,020,397); proceeds: $1,000,145 (cost—$1,000,000)	05/01/07	5.220	1,000,000
Total investments of cash collateral from securities loaned (cost—$4,672,768)				4,672,768
Total investments (cost—$434,458,706)[13,14]—100.47%				433,718,882
Liabilities in excess of other assets—(0.47)%				(2,018,722)
Net assets—100.00%				431,700,160

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

1	Security, or portion thereof, was on loan at April 30, 2007.
2	Floating rate security. The interest rate shown is the current rate as of April 30, 2007.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Illiquid security representing 0.24% of net assets as of April 30, 2007.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.19% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

6	Entire or partial amount delivered to broker as collateral for futures transactions.
7	Perpetual bond security. The maturity date reflects the next call date.
8	Variable rate security. The interest rate shown is the current rate as of April 30, 2007, and resets at the next call date.
9	Interest rate shown is the discount rate at date of purchase.
10	Interest rates shown reflect yield at April 30, 2007
11	Amount represents less than 500 shares.
12	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2007.

Security description	Value at 07/31/06 ($)	Purchases during the nine months ended 04/30/07 ($)	Sales during the nine months ended 04/30/07 ($)	Value at 04/30/07 ($)	Net income earned from affiliate for the nine months ended 04/30/07 ($)
UBS Private Money Market Fund LLC	1,543,142	109,804,149	108,219,241	3,128,050	3,305

13	Includes $4,507,012 of investments in securities on loan, at market value.
14

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $1,504,299 and $2,244,123, respectively, resulting in net unrealized depreciation of investments of $739,824.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of April 30, 2007.
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
TIAA	Teachers Insurance and Annuity Association

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Futures contracts
						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
205	AUD	Australian Treasury Bond 3 Year Futures	June 2007	17,103,146	17,030,856	(72,290)
36	EUR	Euro Bond 10 Year Futures	June 2007	5,706,854	5,608,303	(98,551)
140	USD	90 Day Euro Dollar Futures	December 2008	33,217,163	33,383,000	165,837
223	USD	US Treasury Note 5 Year Futures	June 2007	23,664,451	23,599,672	(64,779)
689	USD	US Treasury Note 10 Year Futures	June 2007	74,530,976	74,638,078	107,102
1,293				154,222,590	154,259,909	37,319

		Sale contract		Proceeds ($)
38	USD	US Treasury Bond 30 Year Futures	June 2007	4,296,855	4,246,500	50,355
						87,674

Currency type abbreviations:

AUD  Australian Dollar

EUR  Euro

USD  US Dollar

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	95.3
Japan	1.0
United Kingdom	0.7
Canada	0.7
Norway	0.7
Germany	0.3
Ireland	0.3
Luxembourg	0.3
Spain	0.2
Singapore	0.1
Mexico	0.1
Sweden	0.1
Netherlands	0.1
Italy	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio's semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]		Maturity dates	Interest rates (%)	Value ($)

US government obligations—2.25%
1,637	US Treasury Inflation Index Notes	01/15/08	3.625	1,658,068
2,700	US Treasury Notes	07/31/11	4.875	2,737,125
700	US Treasury Notes	03/31/12	4.500	699,426
10,100	US Treasury Notes	11/15/16	4.625	10,093,688
Total US government obligations (cost—$15,168,161)				15,188,307

Government national mortgage association certificates—0.07%
86	GNMA	06/15/17	8.000	90,294
103	GNMA	07/15/17	8.000	108,477
53	GNMA	09/15/17	8.000	55,452
116	GNMA	11/15/17	8.000	122,226
13	GNMA II ARM	11/20/23	6.125	13,463
16	GNMA II ARM	07/20/25	5.750	16,176
33	GNMA II ARM	01/20/26	6.375	33,801
53	GNMA II ARM	05/20/26	5.375	53,506
Total government national mortgage association certificates (cost—$494,085)				493,395

Federal home loan bank certificate—0.28%
1,900	FHLB (cost—$1,848,955)	12/20/11	5.000	1,883,092

Federal home loan mortgage corporation certificates—0.99%
3,045	FHLMC	11/01/08	4.500	3,020,739
1,504	FHLMC	05/01/25	7.645	1,615,300
344	FHLMC	09/01/35	5.000	333,243
183	FHLMC	10/01/35	5.000	176,660
1,609	FHLMC	11/01/35	5.000	1,556,650
Total federal home loan mortgage corporation certificates (cost—$6,679,515)				6,702,592

Federal housing administration certificates—0.03%
169	FHA GMAC	06/01/21	7.430	168,948
41	FHA Reilly	10/01/20	7.430	40,878
Total federal housing administration certificates (cost—$221,561)				209,826

Federal national mortgage association certificates—27.76%
3,619	FNMA	12/01/09	6.970	3,766,526
28	FNMA[2]	06/01/33	5.500	27,689
11	FNMA[2]	07/01/33	5.500	10,805
12,414	FNMA	11/01/34	5.396	12,121,240
412	FNMA[2]	01/01/35	5.500	408,013
266	FNMA[2]	05/01/35	5.500	263,202
1,451	FNMA[2]	06/01/35	5.500	1,436,824
1,009	FNMA[2]	08/01/35	5.500	1,000,176
895	FNMA[2]	09/01/35	5.000	865,244
464	FNMA[2]	10/01/35	5.500	459,152
1,317	FNMA[2]	11/01/35	5.500	1,304,079
3,585	FNMA[2]	12/01/35	5.500	3,549,100
3,379	FNMA[2]	01/01/36	5.500	3,346,188
68,563	FNMA[2]	02/01/36	5.000	66,306,540

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]		Maturity dates	Interest rates (%)	Value ($)

Federal national mortgage association certificates—(concluded)
3,840	FNMA[2]	02/01/36	5.500	3,800,110
15,286	FNMA[2]	03/01/36	5.000	14,782,441
2,993	FNMA[2]	03/01/36	5.500	2,960,669
886	FNMA[2]	04/01/36	5.500	876,415
537	FNMA[2]	05/01/36	5.500	530,767
1,538	FNMA[2]	06/01/36	5.500	1,521,240
122	FNMA[2]	08/01/36	5.500	121,184
1,450	FNMA[2]	10/01/36	6.000	1,461,130
59	FNMA ARM	04/01/27	7.191	59,949
88	FNMA ARM	05/01/27	7.195	89,022
162	FNMA ARM	05/01/30	6.104	163,678
4,378	FNMA ARM	02/01/34	4.465	4,319,094
15,394	FNMA ARM	11/01/34	4.189	15,413,859
416	FNMA ARM	08/01/40	6.383	425,095
237	FNMA ARM COFI	11/01/26	3.358	238,228
16,000	FNMA TBA	TBA	5.000	15,490,000
30,000	FNMA TBA	TBA	6.000	30,271,875
Total federal national mortgage association certificates (cost—$187,227,933)				187,389,534

Collateralized mortgage obligations—34.18%
1,216	Arran Residential Mortgages Funding PLC, Series 2006-1A, Class A1B3	04/12/36	5.340[4]	1,216,310
6,823	Banc of America Funding Corp., Series 2005-D, Class A1	05/25/35	4.113[4]	6,713,306
12	Bank of America Mortgage Securities, Inc., Series 2002-G, Class 1A3	07/20/32	7.325[4]	12,020
2,976	Bear Stearns ARM Trust, Series 2005-9, Class A1	10/25/35	4.625	2,931,153
5,500	Bear Stearns Commerical Mortgage Serurities, Series 2006-BBA7, Class A1[3]	03/15/19	5.430[4]	5,499,980
105	Bear Stearns, Series 2003-1, Class 5A1	04/25/33	5.450[4]	104,334
321	Bear Stearns, Series 2003-1, Class 6A1	04/25/33	5.053[4]	322,992
203	Bear Stearns, Series 2003-3, Class 1A	10/25/33	7.097[4]	203,752
2,586	Bear Stearns, Series 2004-3, Class 1A2	07/25/34	3.907[4]	2,614,298
5,003	Bear Stearns, Series 2004-6, Class 2A1	09/25/34	5.080[4]	5,004,250
3,885	Bear Stearns, Series 2004-7, Class 1A1	10/25/34	4.877[4]	3,943,145
1,986	Bear Stearns, Series 2004-9, Class 2A1	09/25/34	5.349[4]	1,983,946
276	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1	12/25/32	5.250	271,544
2,225	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A	12/25/35	4.900[4]	2,218,896
4,584	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1	10/25/35	4.900[4]	4,547,642
1,246	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	12/25/33	6.250	1,242,598
2,414	Countrywide Home Loans, Series 2003-R4, Class 2A3	01/25/34	6.500	2,466,838
2,452	Countrywide Home Loans, Series 2004-12, Class 11A2	08/25/34	4.222[4]	2,454,026
248	FHLMC REMIC, Series 1278, Class K	05/15/22	7.000	247,564

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—(continued)
5	FHLMC REMIC, Series 1367, Class KA	09/15/22	6.500	4,537
1,210	FHLMC REMIC, Series 1502, Class PXZ	04/15/23	7.000	1,241,391
406	FHLMC REMIC, Series 1503, Class PZ	05/15/23	7.000	415,783
424	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000	420,388
341	FHLMC REMIC, Series 1548, Class Z	07/15/23	7.000	350,791
507	FHLMC REMIC, Series 1562, Class Z	07/15/23	7.000	521,277
148	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500	148,375
996	FHLMC REMIC, Series 2061, Class Z	06/15/28	6.500	1,011,986
411	FHLMC REMIC, Series 2400, Class FQ	01/15/32	5.820[4]	414,638
5,832	FHLMC REMIC, Series 2579, Class DZ	03/15/34	5.000	5,190,817
2,297	FHLMC REMIC, Series 2764, Class LZ	03/15/34	4.500	1,861,067
4,145	FHLMC REMIC, Series 2764, Class ZG	03/15/34	5.500	4,037,893
3,198	FHLMC REMIC, Series 2835, Class JZ	08/15/34	5.000	2,991,240
11,080	FHLMC REMIC, Series 2849, Class PZ	07/15/33	5.000	9,656,713
6,200	FHLMC REMIC, Series 2921, Class PG	01/15/35	5.000	5,849,322
4,823	FHLMC REMIC, Series 2983, Class TZ	05/15/35	6.000	4,871,518
6,716	FHLMC REMIC, Series 3149, Class CZ	05/15/36	6.000	6,821,551
305	FHLMC REMIC, Series G23, Class KZ	11/25/23	6.500	313,486
2,176	FHLMC REMIC, Series R006, Class ZA	04/15/36	6.000	2,203,227
1,637	FHLMC REMIC, Series T-054, Class 2A	02/25/43	6.500	1,672,618
6,508	FHLMC REMIC, Series T-058, Class 2A	09/25/43	6.500	6,665,714
4,376	FHLMC REMIC, Series T-061, Class 1A1	07/25/44	6.333[4]	4,425,615
203	FNMA REMIC, Series 1998-066, Class FG	12/25/28	5.620[4]	203,762
31	FNMA REMIC, Series 2000-034, Class F	10/25/30	5.770[4]	31,393
3,098	FNMA REMIC, Series 2002-080, Class A1	11/25/42	6.500	3,165,717
8,805	FNMA REMIC, Series 2003-064, Class AH	07/25/33	6.000	8,897,851
333	FNMA REMIC, Series 2003-106, Class US5	11/25/23	1.095[6]	218,786
207	FNMA REMIC, Series 2003-W8, Class 2A	10/25/42	7.000	213,393
3,680	FNMA REMIC, Series 2004-T1, Class 1A1	01/25/44	6.000	3,710,309
4,595	FNMA REMIC, Series 2004-W8, Class 2A	06/25/44	6.500	4,710,015
1,263	FNMA REMIC, Series 2005-024, Class ZE	04/25/35	5.000	1,115,311
5,917	FNMA REMIC, Series 2005-116, Class TZ	01/25/36	5.500	5,638,473
6,455	FNMA REMIC, Series 2005-120, Class ZU	01/25/36	5.500	6,196,166
2,800	FNMA REMIC, Series 2006-065, Class GD	07/25/26	6.000	2,872,611
20	FNMA REMIC, Trust Series 1991-065, Class Z	06/25/21	6.500	20,535
49	FNMA REMIC, Trust Series 1992-040, Class ZC	07/25/22	7.000	50,901
26	FNMA REMIC, Trust Series 1992-129, Class L	07/25/22	6.000	26,788
71	FNMA REMIC, Trust Series 1993-037, Class PX	03/25/23	7.000	74,157
437	FNMA REMIC, Trust Series 1993-060, Class Z	05/25/23	7.000	455,152
491	FNMA REMIC, Trust Series 1993-065, Class ZZ	06/25/13	7.000	506,903
67	FNMA REMIC, Trust Series 1993-070, Class Z	05/25/23	6.900	69,268
380	FNMA REMIC, Trust Series 1993-096, Class PZ	06/25/23	7.000	398,101
68	FNMA REMIC, Trust Series 1993-160, Class ZB	09/25/23	6.500	68,097
33	FNMA REMIC, Trust Series 1993-163, Class ZA	09/25/23	7.000	34,295
451	FNMA REMIC, Trust Series 1994-023, Class PX	08/25/23	6.000	459,203
1,898	FNMA REMIC, Trust Series 1998-M7, Class Z	05/25/36	6.390	1,975,484
1,608	FNMA REMIC, Trust Series 1999-W4, Class A9	02/25/29	6.250	1,626,992

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—(continued)
259	GNMA REMIC, Trust Series 2000-009, Class FG	02/16/30	5.920[4]	262,489
266	GNMA REMIC, Trust Series 2002-031, Class FW	06/16/31	5.720[4]	268,517
12,269	GNMA REMIC, Trust Series 2003-98, Class Z	11/20/33	6.000	12,408,100
5,381	GNMA REMIC, Trust Series 2005-26, Class ZA	01/20/35	5.500	5,108,200
3,892	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	09/25/35	4.541	3,849,738
588	Housing Security, Inc., Series 1992-8, Class B	06/25/24	6.070[4]	588,516
961	Lehman Brothers Mortgage Trust, Series 1991-2, Class A3	01/20/17	8.449[4]	1,052,624
490	Residential Asset Mortgage Products, Inc., Series 2006-RS1, Class AI1	01/25/36	5.400[4]	489,735
1,888	Residential Funding Mortgage Security I, Series 2004-S2, Class A1	03/25/34	5.250	1,861,597
2,300	Residential Funding Mortgage Security I, Series 2004-S9, Class 1A23	12/25/34	5.500	2,071,345
1,016	Small Business Administration, Series 1999-20K, Class 1	11/01/19	7.060	1,055,740
1,199	Small Business Administration, Series 2000-20K, Class 1	11/01/20	7.220	1,260,786
2,295	Small Business Administration, Series 2001-P10B, Class 1	08/10/11	6.344	2,347,181
4,479	Small Business Administration, Series 2002-20K, Class 1	11/01/22	5.080	4,488,993
770	Small Business Administration, Series 2003-20I, Class 1	09/01/23	5.130	773,220
2,220	Small Business Administration, Series 2003-20L, Class 1	12/01/23	4.890	2,200,512
7,192	Small Business Administration, Series 2004-P10A, Class 1	02/10/14	4.504	7,000,691
2,560	Small Business Administration, Series 2005-20H, Class 1	08/01/25	5.110	2,560,405
7,000	Small Business Administration, Series 2007-20D, Class 1	04/01/27	5.320	7,047,310
2,167	Structured ARM Loan Trust, Series 2004-8, Class 3A	07/25/34	4.960	2,152,103
882	Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1	09/19/32	5.650[4]	883,094
3,867	Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 11A1	04/25/36	5.530[4]	3,864,056
3,720	Structured Asset Securities Corp., Series 2001-SB1, Class A2	08/25/31	3.375	3,355,146
250	Washington Mutual Mortgage Securities Corp., Series 2002-AR6, Class A	06/25/42	6.410[4]	250,271
122	Washington Mutual Mortgage Securities Corp., Series 2002-AR11, Class A1	10/25/32	5.111[4]	121,747
347	Washington Mutual Mortgage Securities Corp., Series 2005-AR1, Class A1A	01/25/45	5.640[4]	347,297
426	Washington Mutual Mortgage Securities Corp., Series 2005-AR2, Class 2A1A	01/25/45	5.630[4]	426,366
5,137	Washington Mutual Mortgage Securities Corp., Series 2006-AR7, Class 3A	07/25/46	5.876[4]	5,162,897
2,628	Washington Mutual Mortgage Securities Corp., Series 2006-AR9, Class 2A	08/25/46	5.896[4]	2,641,417

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]		Maturity dates	Interest rates (%)	Value ($)

Collateralized mortgage obligations—(concluded)
2,678	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1	12/25/33	4.708[4]	2,628,347
4,443	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1	03/25/36	4.950	4,409,129
Total collateralized mortgage obligations (cost—$230,952,866)				230,765,773

Asset-backed securities—5.52%
596	Ace Securities Corp., Series 2005-HE6, Class A2A	10/25/35	5.430[4]	595,680
639	Ace Securities Corp., Series 2006-HE3, A2A	06/25/36	5.370[4]	639,119
2,946	Accredited Mortgage Loan Trust, Series 2006-2, Class A1	09/25/36	5.360[4]	2,945,816
1,944	Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A1	07/25/36	5.385[4]	1,943,490
2,000	Citibank Credit Card Issuance Trust, Series 2003-A3, Class A3	03/10/10	3.100	1,963,899
2,000	Citibank Omni-S Master Trust, Series 2002-2, Class A	04/16/13	5.540[4]	2,004,163
3,425	Countrywide Asset-Backed Certificates, Series 2006-8, Class 2A1	01/25/46	5.350[4]	3,423,616
2,959	Countrywide Asset-Backed Certificates, Series 2007-5, Class 2A1	09/25/37	5.420[4]	2,959,407
79	Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1A	09/15/29	6.140[4]	78,646
1,065	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF8, Class 2A1	07/25/36	5.350[4]	1,065,043
697	Fremont Home Loan Trust, Series 2006-A, Class 2A1	05/25/36	5.370[4]	697,195
1,200	Fremont Home Loan Trust, Series 2006-A, Class 2A2	05/25/36	5.420[4]	1,199,657
120	Long Beach Mortgage Loan Trust, Series 2006-2, Class 2A1	03/25/36	5.390[4]	119,953
644	Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A1	04/25/36	5.380[4]	643,643
3,340	Merrill Lynch Mortgage Investors, Inc., Series 2006-AHL1, Class A2A	05/25/37	5.370[4]	3,336,725
2,068	Merrill Lynch Mortgage Investors, Inc., Series 2006-RM2, Class A2A	05/25/37	5.350[4]	2,067,974
589	Mid-State Trust Series 4, Class A	04/01/30	8.330	620,688
3,251	Morgan Stanley ABS Capital I, Series 2006-WMC2, Class A2A	07/25/36	5.467[4]	3,250,761
1,209	New Century Home Equity Loan Trust, Series 2006-2, Class A2A	08/25/36	5.390[4]	1,209,007
963	Residential Asset Securities Corp., Series 2006-EMX4, Class A1	06/25/36	5.360[4]	963,522
1,052	Residential Asset Securities Corp., Series 2006-KS4, Class A1	06/25/36	5.360[4]	1,051,573
2,466	Residential Asset Securities Corp., Series 2006-KS5, Class A1	07/25/36	5.390[4]	2,465,170
1,486	Soundview Home Equity Loan Trust, Series 2006-OPT5, Class 2A1	07/25/36	5.350[4]	1,485,428

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)		Value ($)

Asset-backed securities—(concluded)
522		Wachovia Student Loan Trust, Series 2006-1, Class A1[3]	10/25/13	5.335	[4]	522,334
Total asset-backed securities (cost—$37,250,477)						37,252,509

Stripped mortgage-backed security[5,7]—0.00%
8		FNMA REMIC, Trust Series 1993-40, Class P (cost—$190)	04/25/08	7.000		210

Corporate notes—15.10%
Airlines—0.00%
239		United Air Lines, Inc.[5,8]	11/27/12	10.360		13,155

Automotive—0.51%
2,900		DaimlerChrysler N.A. Holding	03/13/09	5.770	[4]	2,909,065
500		DaimlerChrysler N.A. Holding	11/15/13	6.500		526,355
						3,435,420
Banking-non-US—2.75%
JPY	992,000	ASIF II	03/20/08	1.200		8,317,673
3,100		BNP Paribas[3]	06/29/15[9]	5.186	[10]	2,987,194
2,300		HSBC Holdings PLC	05/02/36	6.500		2,463,772
2,900		Resona Bank Ltd.[3]	04/15/16[9]	5.850	[10]	2,885,964
400		VTB Capital (Vneshtorgbank)[3]	09/21/07	6.100	[4]	400,405
1,500		VTB Capital (Vneshtorgbank)[3]	08/01/08	5.960	[4]	1,501,500
						18,556,508
Banking-US—0.74%
3,500		Bank of America N.A.	03/15/17	5.300		3,460,069
1,500		Wachovia Bank N.A.	12/02/10	5.418	[4]	1,499,583
						4,959,652
Diversified financials—3.58%
4,900		CIT Group, Inc.	11/24/08	5.000		4,885,055
3,300		CIT Group, Inc.	06/08/09	5.450	[4]	3,293,981
2,800		General Electric Capital Corp.	06/15/09	5.450	[4]	2,804,158
300		General Electric Capital Corp.	08/15/11	5.430	[4]	299,590
1,500		Goldman Sachs Group, Inc.	12/22/08	5.440	[4]	1,501,709
400		Goldman Sachs Group, Inc.	10/15/13	5.250		397,681
1,800		Goldman Sachs Group, Inc.	01/15/17	5.625		1,791,945
1,200		Hutchison Whampoa International Ltd.	11/24/10	5.450		1,207,762
3,100		Lehman Brothers Holdings, Inc.	11/24/08	5.370	[4]	3,099,730
2,600		Lehman Brothers Holdings, Inc.[11]	01/23/09	5.445	[4]	2,601,318
2,300		Sumitomo Mitsui Banking[3]	10/15/15[9]	5.625	[10]	2,268,828
						24,151,757
Diversified manufacturing—0.24%
1,600		Siemens Financierings NV3	08/14/09	5.410	[4]	1,600,370

Electric utilities—0.26%
1,800		PSE&G Power LLC	04/01/14	5.000		1,735,720

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(continued)

Energy-integrated—0.53%
1,000		CMS Energy Corp.	10/15/07	9.875	1,016,250
1,500		CMS Energy Corp.	07/15/08	8.900	1,552,500
1,000		CMS Energy Corp.	01/15/09	7.500	1,028,750
					3,597,500
Finance-noncaptive diversified—0.60%
3,100		Ford Motor Credit Corp.	01/15/08	4.950	3,065,773
998		Ford Motor Credit Corp., Term B Loan	11/29/13	8.360	1,002,487
					4,068,260
Financial services—1.96%
900		Bear Stearns Co., Inc.	01/31/11	5.585[4]	900,520
700		Citigroup, Inc.	05/18/11	5.450[4]	700,473
GBP	2,390	Citigroup, Inc.	12/12/18	5.125	4,483,818
2,700		General Motors Acceptance Corp.	09/23/08	6.500[4]	2,694,746
2,000		Morgan Stanley	02/09/09	5.470[4]	2,002,540
2,600		SLM Corp.	03/15/11	5.555[4]	2,476,999
					13,259,096
Forest products—0.26%
312		Koch Forest Products, Inc.	12/20/12	7.310[4]	313,348
1,416		Koch Forest Products, Inc.	12/20/12	7.340[4]	1,425,260
					1,738,608
Hotels, restaurants & leisure—0.18%
1,200		Starwood Hotels Resorts	05/01/07	7.375	1,200,000

Hotels/gaming—0.16%
1,100		MGM Mirage, Inc.	08/01/07	6.750	1,101,375

Media—0.70%
300		Echostar DBS Corp.	10/01/08	5.750	300,375
3,000		Time Warner, Inc.	11/15/11	5.500	3,024,312
1,400		Viacom, Inc.	06/16/09	5.700[4]	1,403,971
					4,728,658
Oil refining—0.15%
1,000		Enterprise Products Operating L.P. Series B	10/15/09	4.625	987,512

Oil services—0.54%
300		Pemex Project Funding Master Trust[3]	12/03/12	5.948[4]	303,150
3,000		Pemex Project Funding Master Trust	12/15/14	7.375	3,354,000
					3,657,150

Paper & packaging—0.31%
2,100		Georgia-Pacific Corp.[3]	01/15/17	7.125	2,110,500

Publishing—0.16%
1,097		Idearc, Inc. Term Loan B5	11/09/14	7.330[4]	1,104,108

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]	Maturity dates	Interest rates (%)	Value ($)

Corporate notes—(concluded)

Road & rail—0.21%
1,400	Burlington Northern Santa Fe Corp.	05/01/37	6.150	1,411,379

Telecommunication services—1.26%
1,300	Embarq Corp.	06/01/13	6.738	1,351,125
2,800	Telefonica Emisones SAU	06/19/09	5.650[4]	2,810,164
3,400	Verizon Communications	02/15/16	5.550	3,409,054
1,000	Verizon North, Inc.[5,12]	01/01/21	5.634	942,830
8,513,173
Total corporate notes (cost—$102,064,548)	101,929,901

Non-US government obligations—0.84%
432	Federal Republic of Brazil	01/15/18	8.000	490,320
100	Federal Republic of Brazil	10/14/19	8.875	127,000
JPY	484,000	Republic of Italy	03/27/08	3.800	4,158,543
75	Russian Federation	03/31/30	7.500[4]	84,804
500	United Mexican States	09/24/22	8.000	622,500
196	United Mexican States	09/27/34	6.750	218,540
Total non-US government obligations (cost—$6,138,536)	5,701,707

Municipal bonds and notes—1.80%
Tobacco—0.91%
200	Tobacco Settlement Funding Corp., Rhode Island, Series A	06/01/42	6.250	214,720
1,075	Tobacco Settlement Funding Corp., Series 2001-B	05/15/39	5.875	1,152,207
1,100	Tobacco Settlement Funding Corp., Virginia	06/01/37	5.625	1,178,375
89	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series A	05/15/16	7.666	89,618
3,030	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series B	05/15/30	6.375	3,523,435
6,158,355
Utilities—0.89%
3,200	New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series D	06/15/38	4.750	3,278,400
2,700	Tennessee Valley Authority	04/01/56	5.375	2,728,472
6,006,872
Total municipal bonds and notes (cost—$11,675,188)	12,165,227

Short-term non-US government obligation[13]—0.42%
EUR	2,076	Dutch Treasury Certificate (cost—$2,720,925)	05/31/07	3.694	2,824,498

Certificates of deposit—0.37%
Banking-non-US—0.37%
2,500	Nordea Bank Finland (cost—$2,499,186)	05/09/07	5.308[14]	2,499,186

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Commercial paper[13]—7.97%
Banking-non-US—2.95%
20,200		Westpac Trust Securities NZ Ltd.	07/26/07	5.230	19,947,623

Banking-US—5.02%
16,200		Bank of America Corp.	07/20/07	5.195	16,012,980
18,000		ING (US) Funding LLC	06/21/07	5.225	17,866,763
					33,879,743
Total commercial paper (cost—$53,827,366)					53,827,366

Short-term corporate obligations—1.66%
Banking-non-US—1.44%
9,700		Royal Bank of Scotland PLC	05/01/07 to 05/07/07	5.260 to 5.290[14]	9,696,809

Hotels/gaming—0.22%
1,000		Mandalay Resort Group	08/01/07	10.250	1,010,000
500		MGM Mirage, Inc.	02/01/08	6.750	502,500
					1,512,500
Total short-term corporate obligations (cost—$11,210,954)					11,209,309

Short-term US government obligations[13,15]—1.08%
7,335		US Treasury Bills (cost—$7,292,761)	05/31/07 to 06/14/07	4.890 to 5.030	7,292,761

Repurchase agreement—5.44%
36,739		Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $37,475,000 US Treasury Notes, 4.625% due 03/31/08; (value—$37,475,000); proceeds: $36,743,848 (cost—$36,739,000)	05/01/07	4.750	36,739,000

Number of contracts (000)[1]

Options—0.22%
Call options purchased[5]—0.20%
29,900		3 Month LIBOR Interest Rate Swap[16], strike @ 4.75%, expires 03/31/08			151,892
GBP	12,200	3 Month LIBOR Interest Rate Swap[17], strike @ 5.00%, expires 06/15/07			0
20,700		3 Month LIBOR Interest Rate Swap[16], strike @ 5.00%, expires 02/01/08			138,411
GBP	7,000	3 Month LIBOR Interest Rate Swap[17], strike @ 5.06%, expires 06/15/07			0
60,700		3 Month LIBOR Interest Rate Swap[16], strike @ 5.25%, expires 07/02/07			359,344
GBP	90,000	3 Month LIBOR Interest Rate Swap[17], strike @ 5.30%, expires 03/14/08			211,312
22,100		3 Month LIBOR Interest Rate Swap[16], strike @ 5.37%, expires 07/02/07			173,927
19,100		3 Month LIBOR Interest Rate Swap[16], strike @ 5.50%, expires 06/30/07			193,101

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Number of contracts (000)[1]		Value ($)

Options—(concluded)
Call options purchased[5]—(concluded)
2,700	Japanese Yen Options, strike @ 104.00, expires 03/17/10	112,409
		1,340,396
Put options purchased—0.02%
120	90 Day Euro Dollar Futures, strike @ 90.50, expires 09/17/07	300
2,068	90 Day Euro Dollar Futures, strike @ 91.00, expires 09/17/07	5,169
600	90 Day Euro Dollar Futures, strike @ 91.75, expires 03/17/08	1,500
2,163	90 Day Euro Dollar Futures, strike @ 93.00, expires 03/17/08	5,406
1,580	Euro Dollar Options, strike @ 91.25, expires 06/18/07	3,950
1,650	Euro Dollar Options, strike @ 92.00, expires 03/17/08	4,125
412,500	Euro Dollar Options, strike @ 93.25, expires 03/17/08	10,313
2,700	Japanese Yen Options, strike @ 104.00, expires 03/17/10[5]	130,102
		160,865
Total options (cost—$1,462,799)		1,501,261

Number of shares (000)			Interest rates (%)

Investments of cash collateral from securities loaned—0.31%
Money market funds[18]—0.16%
0	[19]	AIM Liquid Assets Portfolio	5.180	2
1,068		UBS Private Money Market Fund LLC[20]	5.216	1,067,503
Total money market funds (cost—$1,067,505)				1,067,505

Principal amount (000) ($)[1]		Maturity dates

Repurchase agreement—0.15%
1,000	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $1,033,000 Federal National Mortgage Assocation obligations, zero coupon due 07/25/07; (value—$1,020,397); proceeds: $1,000,145 (cost—$1,000,000)	05/01/07	5.220	1,000,000
Total investments of cash collateral from securities loaned (cost—$2,067,505)				2,067,505
Total investments before investments sold short (cost—$717,542,511)[21,22]—106.29%				717,642,959

Investments sold short—(17.44)%
(67,000)	FNMA TBA	TBA	5.000	(64,752,838)
(22,000)	FNMA TBA	TBA	5.500	(21,752,500)
(31,000)	FNMA TBA	TBA	6.000	(31,279,375)
Total investments sold short (proceeds—$117,985,625)—(17.44)%				(117,784,713)
Other assets in excess of liabilities—11.15%				75,295,594
Net assets—100.00%				675,153,840

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

1	In US Dollars unless otherwise indicated.
2	Entire amount pledged as collateral for investments sold short.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 3.52% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Floating rate security. The interest rate shown is the current rate as of April 30, 2007.
5	Illiquid securities representing 1.74% of net assets as of April 30, 2007.
6	Inverse variable rate security. The interest rate disclosed is that which is in effect at April 30, 2007.
7

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

8	Security is being fair valued by a valuation committee under the direction of the board of trustees.
9	Perpetual bond security. The maturity date reflects the next call date.
10	Variable rate security. The interest rate shown is the current rate as of April 30, 2007, and resets at the next call date.
11	Security, or portion thereof, was on loan at April 30, 2007.
12

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.14% of net assets as of April 30, 2007, is considered illiquid and restricted (see table below for more information).

Illiquid and restricted security	Acquisition date	Acquisition cost ($)	Acquisition cost as a percentage of net assets (%)	Value at 04/30/07 ($)	Value as a percentage of net assets (%)

Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.15	942,830	0.14

13	Interest rates shown are the discount rates at date of purchase.
14	Variable rate security. Maturity date reflects earlier of reset date or stated maturity date. The interest rate shown is the current rate as of April 30, 2007, and resets periodically.
15	Entire amount delivered to broker as collateral for futures transactions.
16	3 Month LIBOR (USD on London Interbank Offered Rate) at April 30, 2007 was 5.355%.
17	3 Month LIBOR (GBP on London Interbank Offered Rate) at April 30, 2007 was 5.726%.
18	Interest rates shown reflect yields at April 30, 2007.
19	Amount represents less than 500 shares.
20	The table below details the Portfolios’s transaction activity in an affiliated issuer for the nine months ended April 30, 2007.

Security description	Value at 07/31/06 ($)	Purchases during the nine months ended 04/30/07 ($)	Sales during the nine months ended 04/30/07 ($)	Value at 04/30/07 ($)	Net income earned from affiliate for the nine months ended 04/30/07 ($)

UBS Private Money Market Fund LLC	374,261	61,770,015	61,076,773	1,067,503	3,276

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

21	Includes $2,001,014 of investments in securities on loan, at value.
22

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $5,166,296 and $5,065,848, respectively, resulting in net unrealized appreciation of investments of $100,448.

ABS	Asset-backed security
ARM	Adjustable Rate Mortgage. The interest rate shown is the current rate as of April 30, 2007.
COFI	Cost of Funds Index
EUR	Euro
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great Britain Pound
GMAC	General Motors Acceptance Corporation
GNMA	Government National Mortgage Association
JPY	Japanese Yen
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Written options

Number of						Unrealized
contracts			Expiration	Premiums	Current	appreciation
(000)	Currency	Call options written[5]	dates	received ($)	value ($)	(depreciation) ($)
2,000	GBP	3 Month LIBOR[17] Interest Rate Swap, strike @ 4.85%	06/15/07	30,216	0	30,216
3,500	GBP	3 Month LIBOR[17] Interest Rate Swap, strike @ 4.85%	06/15/07	64,429	0	64,429
23,000	GBP	3 Month LIBOR[17] Interest Rate Swap, strike @ 4.85%	03/14/08	349,029	150,739	198,290
13,000	USD	3 Month LIBOR[16] Interest Rate Swap, strike @ 4.90%	03/31/08	158,600	139,230	19,370
9,000	USD	3 Month LIBOR[16] Interest Rate Swap, strike @ 5.10%	02/01/08	108,000	126,253	(18,253)
26,300	USD	3 Month LIBOR[16] Interest Rate Swap, strike @ 5.37%	07/02/07	316,797	461,565	(144,768)
7,200	USD	3 Month LIBOR[16] Interest Rate Swap, strike @ 5.50%	07/02/07	82,968	188,640	(105,672)
8,300	USD	3 Month LIBOR[16] Interest Rate Swap, strike @ 5.60%	06/29/07	83,539	224,349	(140,810)
92,300				1,193,578	1,290,776	(97,198)

Written option activity for the nine months ended April 30, 2007 was as follows:

	Number of	Amounts of
	contracts	premiums
	(000)	received ($)
Options outstanding at July 31, 2006	57,500	398,221
Options written	76,800	1,059,681
Options terminated in closing purchase transactions	(13,000)	(135,327)
Options expired prior to exercise	(29,000)	(128,997)
Options outstanding at April 30, 2007	92,300	1,193,578

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
474	EUR	90 Day Euribor Futures	September 2007	155,165,210	154,849,850	(315,360)
442	EUR	90 Day Euribor Futures	December 2007	7,540	0	(7,540)
600	GBP	90 Day Sterling Futures	June 2008	141,465,157	141,304,544	(160,613)
271	GBP	90 Day Sterling Futures	September 2008	63,822,502	63,849,650	27,148
24	JPY	Japan Bond 10 Year Futures	June 2007	26,973,265	26,983,306	10,041
1,098	USD	90 Day Euro Dollar Futures	September 2007	260,738,850	260,226,000	(512,850)
2,373	USD	90 Day Euro Dollar Futures	December 2007	563,749,800	563,528,175	(221,625)
926	USD	90 Day Euro Dollar Futures	March 2008	220,121,775	220,353,275	231,500
59	USD	US Treasury Bond 30 Year Futures	June 2007	6,655,937	6,593,250	(62,687)
387	USD	US Treasury Note 10 Year Futures	June 2007	41,696,234	41,922,984	226,750
6,654				1,480,396,270	1,479,611,034	(785,236)

Forward foreign currency contracts

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		dates	depreciation ($)
Great Britain Pound	5,559,000	USD	10,971,632	05/17/07	(143,756)
Japanese Yen	785,871,000	USD	6,558,489	05/15/07	(32,245)
United States Dollar	303,976	JPY	36,060,000	05/15/07	(1,557)
United States Dollar	383,320	JPY	44,760,000	05/15/07	(7,939)
					(185,497)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Interest rate swaps5

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Upfront payments received (made) ($)	Value ($)	Unrealized appreciation (depreciation) ($)
AUD	2,550	01/15/10	6.410	[23]	6.500		2,859	(1,294)	1,565
AUD	8,850	01/15/10	6.410	[23]	6.500		6,086	(4,490)	1,596
BRL	36,000	01/04/10	12.330	[24]	12.948		(56,810)	697,544	640,734
EUR	17,200	12/15/11	4.000		4.138	[26]	(17,977)	323,287	305,310
EUR	19,000	12/15/11	4.000		4.138	[26]	(19,853)	357,120	337,267
EUR	1,200	03/15/12	—	[25]	1.983		(2,462)	4,322	1,860
EUR	2,400	03/15/12	—	[25]	1.948		(1,764)	5,738	3,974
EUR	6,600	06/18/34	4.138	[26]	6.000		(873,783)	1,145,729	271,946
GBP	30,800	12/20/08	5.832	[27]	6.000		(148,584)	83,763	(64,821)
GBP	300	12/15/35	4.000		5.832	[27]	(9,899)	19,198	9,299
GBP	9,800	12/15/35	4.000		5.832	[27]	(62,214)	627,151	564,937
JPY	29,800,000	03/18/09	0.741	[28]	1.000		137,228	(336,822)	(199,594)
JPY	14,800,000	03/20/11	1.500		0.741	[28]	170,320	(33,190)	137,130
JPY	3,000,000	06/15/12	2.000		0.741	[28]	496,672	(788,410)	(291,738)
JPY	797,000	12/15/35	0.741	[28]	3.000		30,211	107,705	137,916
MXN	86,000	11/04/16	7.700	[29]	8.170		(117,558)	78,063	(39,495)
NZD	6,435	06/15/09	8.003	[30]	7.250		32,688	(61,243)	(28,555)
USD	29,000	12/19/08	5.355	[31]	5.000		(32,480)	8,927	(23,553)
USD	97,100	12/19/08	5.355	[31]	5.000		(78,893)	29,890	(49,003)
USD	107,500	12/19/08	5.355	[31]	5.000		(115,025)	33,092	(81,933)
USD	15,000	06/18/10	5.000		5.355	[31]	(88,636)	(35,505)	(124,141)
USD	5,800	06/20/12	5.355	[31]	5.000		(46,632)	6,441	(40,191)
USD	23,200	06/20/12	5.355	[31]	5.000		26,720	25,763	52,483
USD	34,000	06/20/12	5.355	[31]	5.000		18,020	37,756	55,776
USD	61,000	06/20/12	5.355	[31]	5.000		315,980	67,738	383,718
USD	70,200	06/20/12	5.355	[31]	5.000		409,266	77,954	487,220
USD	37,900	12/21/16	5.000		5.355	[31]	(198,596)	420,291	221,695
USD	21,000	06/20/17	5.000		5.355	[31]	(436,380)	265,638	(170,742)
USD	10,900	06/18/18	5.000		5.355	[31]	(254,660)	151,496	(103,164)
USD	2,800	12/15/25	5.000		5.355	[31]	137,508	115,841	253,349
USD	1,700	06/15/31	6.000		5.355	[31]	(115,175)	(142,666)	(257,841)
USD	2,500	12/17/31	6.000		5.355	[31]	(87,975)	(211,498)	(299,473)
USD	8,900	06/20/37	5.355	[31]	5.000		227,927	(501,875)	(273,948)
							(753,871)	2,573,454	1,819,583

23	Rate based on 6 Month LIBOR (AUD on Interbank Offered Rate).
24	Rate based on Brazil CETIP (Central of Custody and Settlement of Private Bonds) Interbank Deposit Rate.
25	At the maturity date, the Portfolio will make or receive a payment depending on the movement of the France CPI Excluding Tobacco Index, versus the fixed rate set at the inception of the swap.
26	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
27	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
28	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
29	Rate based on Mexican 28-day TIIE, Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate).
30	Rate based on 3 Month LIBOR (NZD on Interbank Offered Rate).
31	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
AUD	Australian Dollar
BRL	Brazilian Real
CPI	Consumer Price Index
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Credit default swaps5

			Rate type
	Notional amount (000)	Termination dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Value ($)
USD	800	06/20/07	0.000	[31]	1.900		1,548
USD	1,500	06/20/07	0.000	[31]	2.000		3,115
USD	2,000	07/20/07	0.000	[32]	0.200		228
USD	1,500	09/20/07	0.000	[33]	0.450		(1,684)
USD	1,600	10/20/07	0.000	[34]	0.440		1,319
USD	2,900	03/20/08	0.000	[35]	0.750		(7,748)
USD	2,400	09/20/08	0.000	[36]	0.070		1,378
USD	2,400	06/20/12	1.000		0.000	[37]	(3,344)
							(5,188)

31	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
32	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Russian Federation bond, 7.500%, due 03/31/30.
33	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the General Motors Acceptance Corporation bond, 6.875%, due 08/28/12.
34	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Gazprom bond, 8.630%, due 04/28/34.
35	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Ford Motor Credit Co. bond, 7.000%, due 10/01/13.
36	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Proctor & Gamble bond, 4.950%, due 08/15/14.
37	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the Glitnir Banki HF bond, 5.829%, due 01/18/12.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	95.2
Cayman Islands	1.3
Japan	0.7
Netherlands	0.6
Italy	0.6
France	0.4
Spain	0.4
United Kingdom	0.3
Luxembourg	0.3
Mexico	0.1
Brazil	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—97.87%
Alabama—0.54%
1,500	Montgomery Special Care Facilities Financing Authority Revenue Capital Appreciation Refunding Series B-2 (Escrowed to Maturity) (FSA Insured)	11/15/10	5.000[1]	1,515,780

Alaska—3.94%
1,110	Alaska Housing Finance Corp. General Housing Series C (MBIA Insured)	12/01/13	5.000	1,183,604
970	Alaska Housing Finance Corp. Mortgage Series A-2[2]	12/01/10	5.650	991,039
3,500	Alaska International Airports Revenue Refunding Series A (MBIA Insured)[2]	10/01/15	5.500	3,785,250
1,155	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured)[2]	07/01/09	5.550	1,195,714
2,000	North Slope Boro Series A (MBIA Insured)	06/30/16	5.000	2,171,300
835	Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds	06/01/15	4.750	842,949
1,000	Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Asset-Backed Bonds Series A	06/01/23	4.625	991,560
				11,161,416
Arizona—1.03%
15	Pima County Hospital Revenue St. Joseph Hospital Project (Escrowed to Maturity)	01/01/09	7.500	15,542
1,080	Pima County Industrial Development Authority Single-Family Mortgage Revenue Capital Appreciation Series B (FNMA/GNMA Collateralized)[2]	09/01/25	4.550	1,094,191
1,800	San Manuel Entertainment Series 04-C3	12/01/16	4.500	1,798,542
				2,908,275
Arkansas—0.00%
8	Springdale Residential Housing Mortgage Series A (FNMA Collateralized)	09/01/11	7.650	8,362

California—6.38%
40	California Pollution Control Financing Kaiser Steel Corp. Project (Escrowed to Maturity)	10/01/08	7.250	41,054
2,000	California State	10/01/10	5.250	2,099,960
1,000	California State	02/01/12	5.000	1,054,790
1,000	California Statewide Communities Development Authority Pollution Control Revenue Refunding Southern California Edison Company Series A (Mandatory Put 04/01/13 @ 100)	04/01/28	4.100	1,010,450
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanente Series H (Mandatory Put 05/01/08 @ 100)	04/01/34	2.625[4]	984,960
6,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Senior Series A-1	06/01/27	4.500	5,906,220
1,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Asset-Backed Series A-3 (Pre-refunded with Agency Securities to 06/01/13 @ 100)	06/01/42	7.875	1,219,520

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

California—(concluded)
1,200	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Enhanced Asset-Backed Series A (AMBAC Insured)	06/01/20	5.000	1,238,700
3,055	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series A-1	06/01/21	5.000	3,055,092
20	Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation Project Series C (FNMA Collateralized)[2]	07/01/07	5.150	20,037
280	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	03/01/10	6.750	293,860
170	Sacramento Utility District Electric Revenue, White Rock Project (Escrowed to Maturity)	05/01/10	6.800	177,169
980	Tobacco Securitization Authority Northern California Tobacco Settlement Revenue Asset-Backed Bonds Series A-1	06/01/23	4.750	980,999
				18,082,811
Connecticut—0.71%
2,000	Stamford Housing Authority Multi-Family Revenue Refunding Fairfield Apartments Project (Mandatory Put 12/01/08 @ 100)[2]	12/01/28	4.750	2,020,460

District of Columbia—1.18%
145	District of Columbia Housing Finance Authority Certificates of Participation (Asset Guaranty Insured)	06/01/08	4.850	145,110
1,000	Metropolitan Airport Authority System Refunding Series A (FGIC Insured)[2]	10/01/14	5.750	1,088,540
1,000	Metropolitan Airport Authority System Refunding Series A (MBIA Insured)[2]	10/01/12	5.000	1,053,990
1,000	Metropolitan Airport Authority System Refunding Series D (MBIA Insured)[2]	10/01/12	5.250	1,066,100
				3,353,740
Florida—6.58%
500	Escambia County Health Facilities Authority Revenue Ascension Health Credit Series A	11/15/11	5.250	530,510
1,065	Florida Department of Children’s & Family Services Certificates of Participation (Florida Civil Commitment Center) (MBIA Insured)	04/01/14	5.000	1,136,749
4,000	Florida Hurricane Catastrophe Fund Financing Corp. Revenue Series A	07/01/12	5.250	4,269,680
1,000	Florida State Board of Education Lottery Revenue Series C (MBIA Insured)	01/01/13	5.250	1,076,450
1,795	Gainesville Utilities Systems Revenue Series B	10/01/12	6.500	2,034,992
1,000	Hillsborough County Utilities Revenue Refunding Junior Lien (AMBAC Insured)	08/01/12	5.500	1,084,160
1,915	Leon County Educational Facilities Authority Certificates of Participation (Escrowed to Maturity)	09/01/11	9.000	2,306,081
1,000	Miami-Dade County Aviation Revenue Refunding Miami International Airport Series D (MBIA Insured)[2]	10/01/14	5.250	1,071,580

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Florida—(concluded)
2,000	Miami-Dade County Educational Facilities Authority Revenue Refunding University of Miami Series B (AMBAC Insured)	04/01/13	5.000	2,128,280
1,305	Palm Beach County School Board Certificates of Participation Series A (FSA Insured)	08/01/12	5.000	1,377,584
1,535	Tampa-Hillsborough County Expressway Authority Revenue (AMBAC Insured)	07/01/14	5.000	1,649,572
				18,665,638
Georgia—1.98%
1,000	Atlanta Airport Revenue Refunding Series D (FGIC Insured)[2]	01/01/12	5.250	1,057,070
2,000	Fulton De Kalb Hospital Authority Hospital Revenue Refunding Certificates (FSA Insured)	01/01/15	5.250	2,168,100
1,250	Henry County School District Series A	08/01/11	6.450	1,328,638
1,000	Main Street Natural Gas, Inc. Gas Project Revenue Series B	03/15/15	5.000	1,065,960
				5,619,768
Guam—0.37%
1,000	Guam Education Financing Foundation Certificates of Participation, Guam Public Schools Project Series A	10/01/12	5.000	1,051,740

Hawaii—0.72%
1,000	Hawaii State Department Budget & Finance Special Purpose Revenue Hawaiian Electric Co., Inc. Series A (MBIA Insured)[2]	05/01/26	6.200	1,000,060
1,000	Hawaii State Harbor Systems Revenue Series A (FSA Insured)[2]	01/01/13	5.000	1,054,370
				2,054,430
Idaho—0.32%
595	Idaho Housing & Finance Association Single-Family Mortgage Series G-2, Class III[2]	07/01/19	5.950	608,429
285	Idaho Housing & Finance Association Single-Family Mortgage Subseries D-3[2]	07/01/13	5.150	285,174
				893,603
Illinois—6.48%
135	Belleville St. Clair County (Escrowed to Maturity) (MGIC Insured)	11/01/09	7.250	142,081
1,000	Chicago O’Hare International Airport Revenue Passenger Facility Second Lien Series A (AMBAC Insured)[2]	01/01/10	5.500	1,040,130
1,000	Chicago O’Hare International Airport Revenue Refunding General Airport Third Lien Series B (FGIC Insured)	01/01/14	5.250	1,080,990
2,000	Chicago School Finance Authority Refunding Series A (FGIC Insured)	06/01/09	6.250	2,069,260
1,000	Chicago Transit Authority Capital Grant Recipients Revenue Federal Transit Administration Section 5307-A (AMBAC Insured)	06/01/13	5.250	1,079,220

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
1,000	Illinois Development Finance Authority Revenue DePaul University Series C	10/01/13	5.500	1,085,330
1,625	Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A	07/01/09	5.900	1,645,329
660	Illinois Educational Facilities Authority Revenue Evangelical Hospital Series A (Escrowed to Maturity)	04/15/17	6.750	776,859
1,170	Illinois Finance Authority Revenue Swedish America Hospital (AMBAC Insured)	11/15/11	5.000	1,230,278
700	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/08	5.000	706,454
810	Illinois Finance Authority Student Housing Revenue MJH Education Assistance IV Senior Series A	06/01/10	5.000	827,836
5,990	Illinois Health Facilities Authority Revenue Advocate Network Health Care	11/15/10	6.000	6,403,250
285	St. Clair County Certificates of Participation Series A (FSA Insured)	10/01/08	5.000	289,871
				18,376,888
Indiana—2.19%
5,000	Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit Series A	04/01/10	5.000	5,154,400
1,000	Indianapolis Local Public Improvement Bond Bank Airport Authority Series F (AMBAC Insured)[2]	01/01/13	5.250	1,065,400
				6,219,800
Iowa—3.22%
3,310	Iowa Finance Authority Revenue Revolving Fund	02/01/14	5.250	3,550,075
5,175	Tobacco Settlement Authority Asset-Backed Revenue Bonds Series B (Pre-refunded with Agency Securities to 06/01/11 @ 101)	06/01/35	5.600	5,580,875
				9,130,950
Kansas—0.57%
1,440	Reno County Unified School District Number 308 Hutchinson Series A (MBIA Insured)	09/01/15	5.500	1,614,197
10	Wichita Hospital Revenue St. Francis Hospital & Nursing Series A (Escrowed to Maturity)	10/01/07	6.750	10,099
				1,624,296
Kentucky—0.95%
1,505	Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series A (FSA Insured)[2]	07/01/13	5.750	1,618,191
1,000	Louisville & Jefferson County Regional Airport Authority Airport Systems Revenue Series C (FSA Insured)[2]	07/01/11	5.500	1,061,360
				2,679,551
Louisiana—0.60%
120	East Baton Rouge Parish Woman’s Hospital Foundation (Escrowed to Maturity)	10/01/08	7.200	123,368

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Louisiana—(concluded)
35	Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (Mandatory Put 06/01/10 @ 100) (FNMA/GNMA Collateralized)[2]	06/01/10	5.600	35,195
1,525	Jefferson Parish Home Mortgage Authority Single-Family Mortgage Revenue Series A (GNMA/FNMA and FHA/VA/USDA Mortgages Insured)[2]	06/01/26	5.125	1,552,740
				1,711,303
Maine—0.01%
35	Maine State Housing Authority Mortgage Purchase Series D-1	11/15/16	5.050	35,012

Massachusetts—4.11%
3,115	Massachusetts Municipal Wholesale Electric Co. Power Supply Systems Revenue Nuclear Project 4-A (MBIA Insured)	07/01/11	5.000	3,263,835
3,100	Massachusetts State Consolidated Loan Series B (Pre-refunded with US Government Securities to 03/01/12 @ 100) (FSA Insured)	03/01/16	5.500	3,336,313
1,250	Massachusetts State Consolidated Loan Series D (Pre-refunded with US Government Securities to 12/01/14 @100) (FSA Insured)	12/01/23	5.000	1,343,075
2,000	Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project (XL Capital Insured)[2]	06/01/14	5.450	2,120,580
1,500	Massachusetts State Refunding	07/01/12	5.000	1,588,740
				11,652,543
Michigan—2.61%
2,000	Detroit Sewer Disposal Revenue Second Lien Series D-2 (Mandatory Put 01/01/12 @ 100) (MBIA Insured)	07/01/32	5.500[4]	2,138,820
2,690	Kent Hospital Finance Authority Revenue Refunding Spectrum Health Series B	07/15/11	5.000	2,811,965
2,395	Michigan State Housing Development Authority Series A2	12/01/14	4.550	2,445,295
				7,396,080
Minnesota—0.01%
30	Moorhead Residential Mortgage (Escrowed to Maturity) (FHA/VA Insured)	08/01/11	7.100	32,157

Missouri—2.12%
2,075	Springfield Public Building Corp. Leasehold Revenue Springfield Branson Airport Series B (AMBAC Insured)[2]	07/01/13	5.000	2,193,150
1,625	St. Louis Airport Revenue Airport Development Program Unrefunded Balance Series A (MBIA Insured)	07/01/09	5.500	1,686,035
2,000	St. Louis Airport Revenue Lambert International Airport Series A (FSA Insured)	07/01/13	5.000	2,127,400
				6,006,585

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Nevada—0.69%
2,000	Clark County Pollution Control Revenue Refunding Series C (Mandatory Put 03/02/09 @ 100)[2]	06/01/31	3.250[4]	1,966,640

New Jersey—4.23%
1,500	New Jersey Economic Development Authority Market Transition Facility Revenue Refunding Senior Lien Series A (MBIA Insured)	07/01/11	5.000	1,575,810
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series I	09/01/14	5.000	1,072,180
460	Tobacco Settlement Financing Corp.	06/01/19	4.375	461,072
1,000	Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds	06/01/11	5.500	1,067,250
5,500	Tobacco Settlement Financing Corp. (Pre-refunded with US Government Securities to 06/01/13 @ 100)	06/01/39	6.750	6,390,175
1,460	Tobacco Settlement Financing Corp. Series 1-A	06/01/23	4.500	1,440,217
				12,006,704
New York—11.95%
1,000	Nassau Health Care Corp. Health Systems Revenue (Pre-refunded with cash and US Government Securities to 08/01/09 @ 102) (FSA Insured)	08/01/11	6.000	1,068,300
4,000	New York City Industrial Development Agency Special Facility Revenue Terminal One Group Association Project[2]	01/01/11	5.000	4,147,480
1,000	New York City Refunding Series B	08/01/11	5.500	1,065,990
3,000	New York City Series C	08/01/11	5.250	3,170,010
3,045	New York City Series H	08/01/10	5.000	3,160,162
1,500	New York City Series J	06/01/11	5.250	1,582,245
2,000	New York City Transitional Finance Authority Revenue Refunding Future Tax Secured Series A	11/01/26	5.500[4]	2,143,780
1,500	New York State Dorm Authority Lease Revenue Series B (Mandatory Put 07/01/13 @ 100) (XL Capital Insured)	07/01/32	5.250[4]	1,615,965
1,000	New York State Dorm Authority Revenue State University Educational Facitilies Series A	05/15/13	5.500	1,076,140
2,500	New York State Dorm Authority State Personal Income Tax Revenue Education Series D	03/15/15	5.000	2,703,475
70	New York State Urban Development Corp. Correctional & Youth Facilities Service (Pre-refunded with US Government Securities to 01/01/11 @ 100) Series A	01/01/17	5.500	74,456
930	New York State Urban Development Corp. Correctional & Youth Facilities Service Unrefunded Balance Series A	01/01/17	5.500	983,624
2,250	New York State Urban Development Corp. Revenue Refunding State Facilities	04/01/12	5.750	2,440,372
1,000	Port Authority of New York & New Jersey (FGIC Insured)[2]	12/01/11	5.000	1,048,840
6,000	Port Authority of New York & New Jersey (FGIC Insured)[2]	10/01/13	5.000	6,373,200

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

New York—(concluded)
1,185	Port Authority of New York & New Jersey Series 131[2]	12/15/12	5.000	1,247,224
				33,901,263
North Carolina—0.76%
2,000	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series A (FGIC/TCRs)	01/01/12	5.500	2,150,300

Ohio—2.00%
1,145	Butler County Transportation Improvement District Series A (Pre-refunded with US Government Securities to 04/01/08 @ 102) (FSA Insured)	04/01/11	6.000	1,191,441
2,265	Cleveland Waterworks Revenue Refunding First Mortgage Series G (MBIA Insured)	01/01/13	5.500	2,377,186
1,680	Franklin County Revenue Refunding Trinity Health Credit Series A	06/01/11	5.000	1,749,770
355	Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized)[2]	09/01/18	5.350	356,583
				5,674,980
Pennsylvania—3.98%
800	Allegheny County Sanitation Authority Sewer Revenue (Pre-refunded with US Government Securities and a Repurchase Agreement to 12/01/10 @ 101) (MBIA Insured)	12/01/15	5.750	859,632
20	Chester County Hospital Authority Revenue (Escrowed to Maturity)	07/01/09	7.500	20,721
1,525	City of Pittsburgh Series A (MBIA Insured)	09/01/11	5.000	1,603,232
40	Lancaster Sewer Authority (Escrowed to Maturity)	04/01/12	6.000	42,033
2,000	Pennsylvania Economic Development Financing Authority Resource Recovery Revenue Refunding Colver Project Series F (AMBAC Insured)[2]	12/01/12	5.000	2,104,480
3,000	Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ 100) (PNC Bank N.A. Insured)	05/01/32	3.300[4]	2,959,410
1,000	Philadelphia Airport Revenue Series A (MBIA Insured)[2]	06/15/10	5.000	1,033,840
1,500	Philadelphia School District Refunding Series B (AMBAC Insured)	04/01/13	5.000	1,594,575
1,000	Pittsburgh Refunding Series B (FSA Insured)	09/01/14	5.000	1,075,290
				11,293,213
Puerto Rico—4.41%
1,500	Puerto Rico Commonwealth Government Development Bank Senior Notes Series B	12/01/14	5.000	1,596,450
1,000	Puerto Rico Commonwealth Government Development Bank Senior Notes Series C2	01/01/15	5.250	1,069,530
1,070	Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Refunding Series CC	07/01/13	5.000	1,130,327

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Puerto Rico—(concluded)
1,000	Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ 100)	07/01/30	5.000[4]	1,041,010
3,000	Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ 100) (Commonwealth GTD)	07/01/28	4.570[4]	3,123,030
4,250	Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ 100) (Government Development Bank for Puerto Rico Insured)	08/01/27	5.750[4]	4,544,057
				12,504,404
South Carolina—0.71%
1,000	Richland County Environmental Improvement Revenue Refunding International Paper Co. Projects Series A	10/01/07	4.250	1,000,810
1,000	South Carolina Housing Finance & Development Authority Mortgage Revenue Series A-2 (FSA Insured)[2]	07/01/20	4.700	1,005,300
				2,006,110
South Dakota—1.13%
3,030	South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Health Care (ACA/CBI Insured)	04/01/13	5.450	3,123,415
70	South Dakota State Health & Educational Revenue St. Luke’s Hospital Project (Escrowed to Maturity)	10/01/07	6.800	70,846
				3,194,261
Tennessee—6.05%
2,000	Clarksville Natural Gas Acquisition Corp. Gas Revenue	12/15/14	5.000	2,130,360
8,300	Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (Mandatory Put 01/01/09 @ 100) (FGIC/TCRs)	01/01/12	7.700	9,253,670
2,500	Tennessee Energy Acquisition Corp. Series A	09/01/11	5.000	2,608,900
3,000	Tennessee Energy Acquisition Corp. Series A	09/01/13	5.000	3,173,160
				17,166,090
Texas—8.92%
3,300	Austin Texas Utility Systems Revenue Refunding (AMBAC Insured)	11/15/09	6.750	3,537,798
2,000	Dallas-Fort Worth International Airport Revenue Refunding & Improvement Series A (FGIC Insured)[2]	11/01/13	5.750	2,143,080
1,000	Harris County Health Facilities Development Corp. Hospital Revenue Memorial Hospital System Project Series A (MBIA Insured)	06/01/12	6.000	1,101,810
5,000	Harris County Refunding Tax & Subordinated Lien Series B (Mandatory Put 08/15/12 @ 100) (FSA Insured)	08/15/32	5.000	5,282,450

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
155	Houston Texas Airport Systems Revenue (Escrowed to Maturity)	07/01/10	7.600	165,291
2,000	Katy Independent School District School Building Series A (PSF-GTD)	02/15/14	5.000	2,121,480
560	Midlothian Development Authority Tax Increment Contract Revenue Refunding Series A (Radian Insured)	11/15/14	5.000	592,883
1,160	Pasadena Independent School District School Building (PSF-GTD)	02/15/14	5.000	1,240,423
3,880	San Antonio General Improvement	02/01/14	5.000	4,147,642
1,500	Schertz-Cibolo-Universal City Independent School District School Building Series A (PSF-GTD)	02/01/14	5.000	1,603,470
3,000	Tarrant County Health Facilities Development Corp. Health Systems Revenue Texas Health Resources Systems Series A	02/15/15	5.750	3,347,850
25	Texas Municipal Power Agency Revenue (Escrowed to Maturity) (MBIA Insured)	09/01/13	6.100[5]	19,585
				25,303,762
Utah—0.37%
1,015	Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III[2]	07/01/15	5.700	1,034,224

Virginia—0.76%
2,000	Fairfax County Economic Development Authority Resource Recovery Revenue Refunding Series A (AMBAC Insured)[2]	02/01/11	6.100	2,153,540

Washington—2.22%
1,000	Energy Northwest Electric Revenue Refunding Project 1 Series A	07/01/11	5.000	1,048,960
1,000	Energy Northwest Electric Revenue Refunding Project 3 Series A	07/01/13	5.500	1,093,230
1,425	Port Seattle Revenue Series B (AMBAC Insured)[2]	10/01/12	5.000	1,501,936
1,000	Washington Health Care Facilities Authority Overlake Hospital Medical Center Series A (Assured Guaranty Insured)	07/01/16	5.000	1,061,180
20	Washington State Series 93-A (Pre-refunded with US Government Securities to 10/01/08 @ 100)	10/01/12	5.750	21,334
1,480	Washington State Unrefunded Balance Series 93-A (FSA Insured)	10/01/12	5.750	1,574,187
				6,300,827
Wisconsin—2.33%
2,150	Badger Tobacco Asset Securitization Corp.	06/01/10	5.500	2,237,612
1,640	Badger Tobacco Asset Securitization Corp. Asset-Backed Revenue Bonds	06/01/11	5.750	1,738,892
1,500	Wisconsin State Certificates of Participation Master Lease Series A (MBIA Insured)	03/01/12	5.000	1,580,115
1,000	Wisconsin State Certificates of Participation Master Lease Series A (MBIA Insured)	03/01/13	5.000	1,061,690
				6,618,309

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Municipal bonds and notes—(concluded)

Wyoming—0.74%
2,000	Sweetwater County Improvement Projects Joint Powers Board Lease Revenue Bonds	06/15/13	5.000	2,089,980
Total municipal bonds and notes (cost—$276,470,831)				277,565,795

Short-term municipal notes[6]—1.28%
Idaho—0.37%
1,050	Idaho Health Facilities Authority Revenue St. Lukes Regulation Medical Center Project (FSA Insured)	05/01/07	4.010	1,050,000

North Carolina—0.91%
2,570	University of North Carolina Hospital Chapel Hill Revenue Series A (Landesbank Hessen-Thuringen Insured)	05/01/07	3.740 to 4.010	2,570,000
Total short-term municipal notes (cost—$3,620,000)				3,620,000

Number of shares (000)

Tax-free money market fund[7]—0.00%
13	State Street Global Advisors Tax Free Money Market Fund (cost—$12,533)	3.330	12,533
Total investments (cost—$280,103,364)[8]—99.15%			281,198,328
Other assets in excess of liabilities—0.85%			2,410,606
Net assets—100.00%			283,608,934

1	Step-up bond that converts to the noted fixed rate at a designated future date.
2	Security subject to Alternative Minimum Tax.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.63% of net assets as of April 30, 2007, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Floating rate security. The interest rate shown is the current rate as of April 30, 2007.
5	Zero coupon bond; interest rate represents annualized yield at date of purchase.
6	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of April 30, 2007.
7	Interest rate shown reflects yield at April 30, 2007.
8

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $2,220,350 and $1,125,386, respectively, resulting in net unrealized appreciation of investments of $1,094,964.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corporation
CBI	Certificates of Bond Insurance
FGIC	Federal Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guaranty Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
USDA	United States Department of Agriculture
VA	Veterans Administration

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000)[1]			Maturity dates	Interest rates (%)	Value ($)

Long-term global debt securities—92.96%
Australia—0.33%
EUR	450	Australia & New Zealand Banking Group Ltd.	02/05/15	4.450	614,308
EUR	900	BHP Billiton Finance	05/05/11	4.125	1,211,628
					1,825,936
Austria—9.58%
32,850		Republic of Austria	07/15/09	4.000	44,698,278
5,770		Republic of Austria	10/20/13	3.800	7,715,050
					52,413,328
Belgium—1.45%
3,365		Kingdom of Belgium	09/28/13	4.250	4,612,342
250		Kingdom of Belgium	03/28/15	8.000	427,476
1,830		Kingdom of Belgium	03/28/28	5.500	2,883,967
					7,923,785
Brazil—0.45%
USD	2,150	Federal Republic of Brazil	01/15/18	8.000	2,440,250

Canada—2.11%
10,880		Government of Canada	06/01/16	4.000	9,687,994
1,640		Government of Canada	06/01/33	5.750	1,838,443
					11,526,437
Cayman Islands—1.06%
EUR	1,250	Hutchison Whampoa Finance	07/08/13	5.875	1,810,736
EUR	690	Mizuho Finance	04/15/14	4.750[3]	945,672
GBP	1,400	Pacific Life Funding LLC	01/20/15	5.125	2,693,636
GBP	190	SMFG Preferred Capital[2]	01/25/17[4]	6.164[5]	372,772
					5,822,816
Channel Islands—0.15%
EUR	550	Credit Suisse Group Finance	06/07/13	6.375	821,764

Czech Republic—0.15%
EUR	600	Cez AS	10/17/13	4.125	799,466

Denmark—7.67%
EUR	760	Danica Pension	10/06/11[4]	4.350[5]	1,023,454
EUR	920	Danske Bank A/S	11/12/12	5.125[3]	1,274,251
GBP	270	Danske Bank A/S	02/15/17[4]	5.684[5]	518,293
EUR	950	Dong Energy A/S	06/29/12	3.500	1,233,911
21,830		Kingdom of Denmark	11/15/11	6.000	4,297,216
103,300		Kingdom of Denmark	11/15/15	4.000	18,715,027
53,542		Kingdom of Denmark	11/15/17	4.000	9,643,689
15,374		Kingdom of Denmark	11/10/24	7.000	3,732,880
8,613		Nykredit A/S	01/01/12	4.000	1,551,286
					41,990,007
Finland—1.18%
4,500		Government of Finland	02/23/11	5.750	6,482,971

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000)[1]			Maturity dates	Interest rates (%)	Value ($)

Long-term global debt securities—(continued)

France—11.03%
1,500		BNP Paribas	01/23/14	5.250[3]	2,074,274
750		BNP Paribas	12/06/15	3.125[3]	977,163
4,500		Caisse d’Amortissement de la Dette Sociale	04/25/15	3.625	5,897,655
600		CNP Assurances	12/22/16[4]	4.750[5]	789,691
GBP	650	Credit Agricole SA	02/24/16[4]	5.136[5]	1,206,496
1,950		ERAP	04/25/08	3.375	2,641,409
350		France Telecom	01/28/33	8.125	644,004
16,250		Republic of France	04/25/09	4.000	22,119,891
9,460		Republic of France	04/25/10	5.500	13,394,337
60		Republic of France	10/25/11	5.000	84,710
4,550		Republic of France	10/25/32	5.750	7,519,534
1,250		Republic of France	04/25/55	4.000	1,600,410
1,015		Veolia Environnement	05/28/13	4.875	1,397,059
					60,346,633
Germany—10.22%
4,050		Deutsche Genossenschafts-Hypothekenbank	10/31/16	4.000	5,377,611
4,500		Federal Republic of Germany	07/04/08	4.125	6,138,158
400		Federal Republic of Germany	04/17/09	3.250	537,022
4,000		Federal Republic of Germany	10/09/09	3.500	5,381,031
2,035		Federal Republic of Germany	01/04/10	5.375	2,862,039
2,440		Federal Republic of Germany	01/04/12	5.000	3,450,448
1,690		Federal Republic of Germany	07/04/12	5.000	2,397,032
335		Federal Republic of Germany	01/04/13	4.500	465,359
510		Federal Republic of Germany	07/04/14	4.250	700,140
1,117		Federal Republic of Germany	01/04/15	3.750	1,484,803
140		Federal Republic of Germany	01/04/16	3.500	182,295
3,860		Federal Republic of Germany	01/04/37	4.000	4,992,370
4,060		Hypothekenbank in Essen	09/28/12	3.750	5,393,033
2,300		Kreditanstalt Fuer Wiederaufbau	08/17/07	4.750	3,143,624
5,610		Kreditanstalt Fuer Wiederaufbau	04/17/09	3.500	7,563,148
4,100		Kreditanstalt Fuer Wiederaufbau	07/04/12	5.250	5,857,157
					55,925,270
Ireland—1.36%
2,300		Bank of Ireland	02/27/19	4.625[3]	3,149,691
1,100		Bank of Ireland Mortgage Bank	09/22/09	3.500	1,476,112
2,000		UT2 Funding PLC	06/30/16	5.321	2,791,991
					7,417,794
Italy—0.65%
830		Sanpaolo IMI SpA	04/06/10	6.375	1,192,989
1,100		Telecom Italia SpA	01/28/11	4.500	1,493,511
700		UniCredito Italiano	02/01/16	3.950	893,153
					3,579,653

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000)[1]			Maturity dates	Interest rates (%)	Value ($)

Long-term global debt securities—(continued)

Japan—14.84%
EUR	2,300	Bank of Tokyo-Mitsubishi UFJ	12/16/15	3.500[3]	3,031,796
1,560,238		Government of Japan	09/10/15	0.800	12,822,407
195,000		Government of Japan	09/20/15	1.400	1,619,278
3,360,000		Government of Japan	03/20/16	2.000	29,189,495
1,755,000		Government of Japan	12/20/16	1.700	14,860,488
901,000		Government of Japan	09/20/26	2.200	7,727,614
781,000		Government of Japan	12/20/36	2.300	6,507,756
230,000		Japan Finance Corp. for Municipal Entities	05/09/16	2.000	2,002,610
EUR	1,400	Resona Bank	09/27/12[4]	4.125[5]	1,845,351
EUR	1,250	Sumitomo Mitsui Banking	10/15/15[4]	4.375[5]	1,630,171
					81,236,966
Luxembourg—2.04%
GBP	1,775	European Investment Bank	01/14/13	4.500	3,375,512
3,200		Gaz Capital (Gazprom)	12/09/12	4.560	4,284,606
570		Gaz Capital (Gazprom)	02/25/14	5.030	770,243
400		Gaz Capital (Gazprom)	04/28/34	8.625	520,920
450		Glencore Finance Europe	10/11/13	5.250	615,122
1,070		Telecom Italia Finance SA	04/20/11	7.250[3]	1,595,415
					11,161,818
Malaysia—0.05%
EUR	200	Petronas Capital Ltd.	05/22/09	6.375	283,099

Mexico—0.92%
EUR	800	United Mexican States	03/08/10	7.500	1,178,184
EUR	300	United Mexican States	02/17/20	5.500	431,911
31,000		United Mexican States	12/05/24	10.000	3,434,034
					5,044,129
Netherlands—6.38%
GBP	660	Bank Nederlandse Gemeenten	01/19/15	4.375	1,229,661
900		BHP Billiton Finance BV	10/10/07	4.375	1,228,603
1,200		BMW Finance NV	08/06/18	5.000	1,684,385
955		Deutsche Telekom International Finance	05/29/12	8.125	1,505,539
3,000		E.ON International Finance BV	05/29/09	5.750	4,201,271
420		EADS Finance BV	03/03/10	4.625	574,474
2,000		ELM BV (Swiss Reinsurance Co.)	05/25/16[4]	5.252[5]	2,694,200
2,000		ENBW International Finance BV	01/16/25	4.875	2,714,342
GBP	850	Generali Finance BV	06/16/16[4]	6.214[5]	1,656,947
1		Government of the Netherlands	07/15/08	5.250	2,005
7,040		Government of the Netherlands	01/15/10	3.000	9,333,808
2,020		Government of the Netherlands	01/15/23	7.500	3,751,170
1		Government of the Netherlands	01/15/28	5.500	788
700		ING Bank NV	09/16/20	3.500[3]	879,979
1,500		RWE Finance BV	07/23/18	5.125	2,151,056

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000)[1]			Maturity dates	Interest rates (%)	Value ($)

Long-term global debt securities—(continued)

Netherlands—(concluded)
	940	Siemens Financieringsmat	09/14/66	5.250[3]	1,289,287
					34,897,515
New Zealand—0.46%
	1,080	Government of New Zealand	04/15/15	6.000	791,002
	1,700	Government of New Zealand	02/15/16	4.500	1,700,858
					2,491,860
Peru—0.22%
USD	900	Republic of Peru	11/21/33	8.750	1,209,150

Poland—0.48%
	5,000	Government of Poland	11/24/10	6.000	1,860,724
	1,940	Government of Poland	10/24/15	6.250	744,182
					2,604,906
South Korea—0.39%
2,000,000		Republic of South Korea	07/10/07	6.150	2,152,642

Sweden—0.53%
EUR	2,180	Nordea Bank AB	09/30/16	4.000[3]	2,918,947

United Kingdom—5.84%
EUR	360	Aviva PLC	09/29/15[4]	5.700[5]	505,324
EUR	1,500	Aviva PLC	10/02/23	5.250[3]	2,100,943
EUR	380	Barclays Bank PLC	03/31/13	4.875	528,484
EUR	2,200	Barclays Bank PLC	03/04/19	4.500[3]	2,990,784
EUR	310	Imperial Tobacco Finance	06/06/07	6.250	423,764
	370	Mitchells & Butlers Finance	09/15/30	6.469	836,001
	1,305	Network Rail Infrastructure Finance	11/27/15	4.875	2,517,536
EUR	350	OTE PLC	05/20/16	4.625	466,852
EUR	180	RBS Capital Trust I	06/30/12[4]	6.467[5]	264,944
EUR	1,800	Rio Tinto Finance PLC	05/10/07	5.125	2,456,779
EUR	1,100	Rolls-Royce Group PLC Euro MTN	03/16/11	4.500	1,499,901
EUR	1,400	Standard Chartered Bank	02/03/17	3.625[3]	1,830,046
	1,500	United Kingdom Treasury Bonds	03/07/08	5.000	2,986,202
	1,825	United Kingdom Treasury Bonds	12/07/09	5.750	3,673,904
	180	United Kingdom Treasury Bonds	06/07/10	4.750	353,020
	1,315	United Kingdom Treasury Bonds	03/07/25	5.000	2,691,675
	2,920	United Kingdom Treasury Bonds	12/07/55	4.250	5,809,929
					31,936,088
United States—13.42%
3,300		American Express Credit Account Master Trust, Series 2002-3, Class A	12/15/09	5.430[3]	3,299,922
1,480		Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4	05/10/45	5.741[3]	1,525,970
GBP	1,400	Bear Stearns Co., Inc.	01/20/10	5.125	2,735,142

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000)[1]			Maturity dates	Interest rates (%)	Value ($)

Long-term global debt securities—(continued)

United States—(continued)
	1,560	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW11, Class A4	03/11/39	5.625[3]	1,579,682
	2,090	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW12, Class A4	09/11/38	5.895[3]	2,150,879
	1,740	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW13, Class A4	09/11/41	5.540[3]	1,759,174
	1,100	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A4	04/12/38	5.633[3]	1,118,469
	690	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T24, Class A4	10/12/41	5.537	698,401
EUR	1,150	BMW US Capital LLC	09/23/10	2.750	1,487,002
EUR	480	Bristol-Myers Squibb	11/15/16	4.375	639,258
GBP	550	Capital One Multi-Asset	06/17/14	6.625	1,116,290
EUR	450	Chesapeake Energy Corp.	01/15/17	6.250	634,050
EUR	1,150	Citigroup, Inc.	11/14/07	4.625	1,572,120
JPY	74,000	Citigroup, Inc.	10/31/25	2.400	618,100
	2,600	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	10/15/48	5.617	2,642,016
EUR	140	Credit Suisse Group Finance US	09/14/20	3.625[3]	176,211
	4,180	Discover Card Master Trust I, Series 2003-2, Class A	08/15/10	5.450[3]	4,184,602
TRY	5,130	European Investment Bank	03/20/09	18.500	3,813,945
	4,876	First USA Credit Card Master Trust, Series 1997-4, Class A	02/17/10	5.530[3]	4,877,502
	5,100	GE Capital Credit Card Master Note Trust, Series 2004-1, Class A	06/15/10	5.370[3]	5,100,441
EUR	970	General Electric Capital Corp.	09/15/66	4.625[3]	1,301,933
EUR	2,090	Goldman Sachs Group, Inc.	02/04/13	3.750	2,725,500
	1,670	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	07/10/38	5.914[3]	1,742,355
	2,230	Greenwich Capital Commercial Funding Corp., Series 2007-GC9, Class A4	03/10/39	5.444	2,239,762
	1,200	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	04/10/38	5.553	1,215,781
	3,010	GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	11/10/39	5.560[3]	3,049,601
GBP	230	MBNA Credit Card, Series 03C4	05/17/13	6.100	456,333
EUR	590	RBS Capital Trust, Series C	01/12/16[4]	4.243[5]	758,624
	62	Residential Asset Securities Corp., Series 2003-KS6, Class A2	08/25/33	5.920[3]	62,083
	90	Residential Asset Securities Corp., Series 2003-KS7, Class AIIB	09/25/33	5.640[3]	89,560
	1,535	SLM Student Loan Trust, Series 2005-A, Class A1	06/15/18	5.395[3]	1,534,455
	2,919	US Treasury Inflation Index Bonds[6]	07/15/13	1.875	2,885,263
	4,440	US Treasury Inflation Index Bonds[6]	01/15/25	2.375	4,462,982
	2,901	US Treasury Inflation Index Bonds[6]	01/15/26	2.000	2,754,222
	115	US Treasury Notes	02/29/12	4.625	115,521
	3,680	US Treasury Notes	04/30/12	4.500	3,677,413

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000)[1]			Maturity dates	Interest rates (%)	Value ($)

Long-term global debt securities—(concluded)

United States—(concluded)
2,650		Vodafone Group PLC	02/27/17	5.625	2,642,845
					73,443,409
Total long-term global debt securities (cost—$494,911,639)					508,696,639

Commercial paper[7]—0.90%
Banking-non-US—0.90%
Sweden—0.90%
USD	5,000	Svenska Handelsbanken (cost—$4,960,125)	06/25/07	5.293	4,960,125

Short-term US government obligation[7,8]—0.46%
2,500		US Treasury Bills (cost—$2,499,317)	05/03/07	4.920	2,499,317

Repurchase agreement—1.73%
	9,466	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $842,632 US Treasury Bonds, 7.250% due 08/15/22 and $8,389,145 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$9,655,324); proceeds: $9,467,249 (cost—$9,466,000)	05/01/07	4.750	9,466,000

Number of Shares (000)

Money market fund[9]—0.00%
[0][10]		DWS Money Market Series (cost—$108)		5.252	108
Total investments (cost—$511,837,189)[11]—96.05%					525,622,189
Other assets in excess of liabilities—3.95%					21,605,655
Net assets—100.00%					547,227,844

Note:	The portfolio of investments is listed by the issuer’s country of origin.
1	In local currency unless otherwise indicated.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.07% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Floating rate security. The interest rate shown is the current rate as of April 30, 2007.
4	Perpetual bond security. The maturity date reflects the next call date.
5	Variable rate security. The interest rate shown is the current rate as of April 30, 2007, and resets at the next call date.
6	Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.
7	Interest rate shown is the discount rate at date of purchase.
8	Entire amount delivered to broker as collateral for futures transactions.
9	Interest rate shown reflects yield at April 30, 2007.
10	Amount represents less than 500 shares.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

11

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $15,725,382 and $1,940,382, respectively, resulting in net unrealized appreciation of investments of $13,785,000.

EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
MTN	Medium Term Note
TRY	Turkish Lira
USD	US Dollar

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2007.  There are no investments in affiliated issuers at April 30, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine
	Value at	ended	ended	Value at	months ended
Security description	07/31/06 ($)	04/30/07 ($)	04/30/07 ($)	04/30/07 ($)	04/30/07 ($)
UBS Private Money Market Fund LLC	—	12,763,801	12,763,801	—	163

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
110	AUD	Australia Bond 10 Year Futures	June 2007	9,338,509	9,223,714	(114,795)
74	CAD	Canada Bond 10 Year Futures	June 2007	7,564,500	7,541,448	(23,052)
175	EUR	Euro Bond 10 Year Futures	June 2007	27,319,865	27,262,585	(57,280)
30	GBP	United Kingdom Long Gilt 10 Year Futures	June 2007	6,502,257	6,429,711	(72,546)
9	JPY	Japan Bond 10 Year Futures	June 2007	10,120,044	10,115,414	(4,630)
398				60,845,175	60,572,872	(272,303)

		Sale contracts		Proceeds ($)
141	EUR	Euro Bond 2 Year Futures	June 2007	19,875,836	19,847,203	28,633
17	EUR	Euro Bond 5 Year Futures	June 2007	2,508,813	2,500,345	8,468
193	EUR	Euro Bond 10 Year Futures	June 2007	30,029,702	30,075,553	(45,851)
47	GBP	United Kingdom Long Gilt 10 Year Futures	June 2007	10,230,575	10,070,959	159,616
1	JPY	Japan Bond 10 Year Futures	June 2007	1,127,650	1,124,311	3,339
118	USD	US Treasury Bond 20 Year Futures	June 2007	13,145,255	13,186,500	(41,245)
315	USD	US Treasury Note 10 Year Futures	June 2007	34,048,433	34,123,359	(74,926)
832				110,966,264	110,928,230	38,034
						(234,269)

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Australian Dollar	4,850,355	CAD	4,850,355	05/23/07	(42,572)
Australian Dollar	2,471,300	CAD	2,471,300	05/23/07	(22,993)
Australian Dollar	6,905,016	EUR	6,905,016	06/13/07	4,838
Australian Dollar	22,745,683	EUR	22,745,683	06/13/07	(169,538)
Australian Dollar	5,398,911	EUR	5,398,911	06/13/07	2,216
Australian Dollar	5,138,996	USD	4,070,085	06/13/07	(193,154)
Canadian Dollar	6,390,234	EUR	6,390,234	06/13/07	(69,417)
Canadian Dollar	6,144,584	EUR	6,144,584	06/13/07	(74,717)
Canadian Dollar	5,467,397	GBP	5,467,397	06/13/07	(78,522)
Canadian Dollar	4,640,682	NZD	4,640,682	05/23/07	(15,343)
Canadian Dollar	54,801	NZD	54,801	05/23/07	(172)
Canadian Dollar	13,279,834	USD	11,863,130	05/23/07	(110,006)
Canadian Dollar	1,584,023	USD	1,350,000	05/23/07	(78,159)
Canadian Dollar	2,152,476	USD	1,850,000	05/23/07	(90,679)
Canadian Dollar	11,027,865	USD	9,464,353	05/23/07	(478,401)
Canadian Dollar	1,604,761	USD	1,380,000	05/23/07	(66,857)
Canadian Dollar	3,365,015	USD	3,031,231	08/22/07	(10,268)
Canadian Dollar	1,834,997	USD	1,638,391	08/22/07	(20,188)
Danish Krone	60,485,615	GBP	60,485,615	06/13/07	(148,353)
Danish Krone	6,572,573	GBP	6,572,573	06/13/07	(5,184)
Danish Krone	11,734,661	USD	2,067,782	05/23/07	(83,309)
Danish Krone	105,770,383	USD	18,921,357	06/13/07	(480,434)
Danish Krone	93,008,418	USD	16,548,657	06/13/07	(512,167)
Danish Krone	3,896,106	USD	700,000	06/13/07	(14,675)
Danish Krone	11,734,661	USD	2,150,111	08/22/07	(6,579)
Euro Dollar	4,046,288	CAD	4,046,288	05/23/07	20,053
Euro Dollar	2,376,600	CAD	2,376,600	05/23/07	11,245
Euro Dollar	2,523,313	CAD	2,523,313	05/23/07	7,469
Euro Dollar	24,674,790	CAD	24,674,790	06/13/07	115,645
Euro Dollar	7,531,197	CHF	7,531,197	05/23/07	(96,886)
Euro Dollar	34,943,711	CHF	34,943,711	05/23/07	(451,294)
Euro Dollar	12,618,036	CHF	12,618,036	05/23/07	(135,959)
Euro Dollar	9,850	CHF	9,850	06/13/07	(125)
Euro Dollar	134,480,143	DKK	134,480,143	06/13/07	9,507
Euro Dollar	13,893,985	GBP	13,893,985	05/23/07	(152,419)
Euro Dollar	13,287,441	GBP	13,287,441	05/23/07	(187,286)
Euro Dollar	552,945	GBP	552,945	05/23/07	(4,994)
Euro Dollar	2,389,790	GBP	2,389,790	06/13/07	(27,802)
Euro Dollar	8,194,816	GBP	8,194,816	06/13/07	(60,319)
Euro Dollar	8,172,287	GBP	8,172,287	06/13/07	(63,184)
Euro Dollar	5,597,380	GBP	5,597,380	08/22/07	(32,892)
Euro Dollar	184,870	GBP	184,870	08/22/07	(1,143)
Euro Dollar	605,164	GBP	605,164	08/22/07	(3,473)
Euro Dollar	147,286,720	JPY	147,286,720	05/23/07	(55,302)
Euro Dollar	48,561,190	JPY	48,561,190	05/23/07	(18,339)
Euro Dollar	1,401,680,472	JPY	1,401,680,472	06/13/07	(718,390)
Euro Dollar	7,702,105	NOK	7,702,105	05/23/07	(8,540)
Euro Dollar	54,697,694	NOK	54,697,694	06/13/07	(21,902)
Euro Dollar	33,353,850	NOK	33,353,850	06/13/07	(33,529)
Euro Dollar	7,770,020	NOK	7,770,020	08/22/07	1,555
Euro Dollar	33,533,711	SEK	33,533,711	05/23/07	86,359
Euro Dollar	87,966,213	SEK	87,966,213	06/13/07	133,122
Euro Dollar	23,665,276	SEK	23,665,276	08/22/07	25,107
Euro Dollar	810,000	USD	1,080,110	05/23/07	(26,313)
Euro Dollar	780,000	USD	1,036,680	05/23/07	(28,765)
Euro Dollar	4,390,502	USD	5,874,393	05/23/07	(122,834)
Euro Dollar	2,970,000	USD	3,907,911	05/23/07	(148,974)
Euro Dollar	1,370,000	USD	1,808,332	05/23/07	(63,026)
Euro Dollar	75,000	USD	98,599	06/13/07	(3,928)
Euro Dollar	447,864	USD	592,232	06/13/07	(20,007)
Euro Dollar	2,328,328	USD	3,081,728	06/13/07	(101,142)

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Euro Dollar	8,785,011	USD	11,555,188	06/13/07	(454,097)
Euro Dollar	380,652	USD	505,747	06/13/07	(14,612)
Euro Dollar	1,324,817	USD	1,772,293	06/13/07	(38,758)
Euro Dollar	7,718,926	USD	10,170,219	06/13/07	(381,707)
Euro Dollar	523,060	USD	717,638	08/22/07	999
Euro Dollar	277,700	USD	378,422	08/22/07	(2,052)
Great Britain Pound	34,341,412	AUD	34,341,412	06/13/07	594,755
Great Britain Pound	13,949,265	EUR	13,949,265	05/23/07	109,196
Great Britain Pound	12,088,171	EUR	12,088,171	05/23/07	229,393
Great Britain Pound	619,232	EUR	619,232	05/23/07	7,071
Great Britain Pound	6,457,377	EUR	6,457,377	06/13/07	3,656
Great Britain Pound	5,165,579	EUR	5,165,579	08/22/07	19,873
Great Britain Pound	908,129	EUR	908,129	08/22/07	4,444
Great Britain Pound	93,397,117	JPY	93,397,117	06/13/07	(13,428)
Great Britain Pound	6,093,484	NZD	6,093,484	06/13/07	122,330
Great Britain Pound	264,911	USD	516,311	05/23/07	(13,370)
Great Britain Pound	137,000	USD	268,755	05/23/07	(5,172)
Great Britain Pound	26,705	USD	52,136	06/13/07	(1,252)
Great Britain Pound	13,354	USD	26,355	06/13/07	(343)
Hungarian Forint	54,951,550	USD	302,625	05/23/07	461
Japanese Yen	446,562,368	AUD	446,562,368	06/13/07	238,841
Japanese Yen	250,099,050	EUR	250,099,050	05/23/07	85,440
Japanese Yen	314,618,000	EUR	314,618,000	06/13/07	102,362
Japanese Yen	775,873,511	USD	6,674,130	05/23/07	160,065
Japanese Yen	159,914,250	USD	1,350,000	05/23/07	7,395
Japanese Yen	716,128,290	USD	6,063,745	05/23/07	51,288
Japanese Yen	2,463,490,455	USD	20,771,362	05/23/07	88,433
Japanese Yen	201,756,480	USD	1,710,000	05/23/07	16,097
Mexican Peso	14,663,136	USD	1,337,267	05/23/07	144
Mexican Peso	49,101,004	USD	4,427,183	05/23/07	(50,310)
Mexican Peso	49,101,004	USD	4,456,638	08/22/07	3,341
New Zealand Dollar	1,010,000	USD	687,023	05/23/07	(59,994)
New Zealand Dollar	240,000	USD	163,254	05/23/07	(14,255)
New Zealand Dollar	9,135,561	USD	6,530,095	05/23/07	(226,757)
New Zealand Dollar	3,989,400	USD	2,797,207	06/13/07	(149,052)
New Zealand Dollar	3,349,836	USD	2,466,652	08/22/07	5,376
Norwegian Krone	2,465,793	EUR	2,465,793	05/23/07	(524)
Norwegian Krone	25,709,174	EUR	25,709,174	05/23/07	2,041
Norwegian Krone	7,008,059	GBP	7,008,059	06/13/07	(6,593)
Norwegian Krone	24,178,679	USD	4,052,066	05/23/07	(14,779)
Norwegian Krone	2,885,585	USD	464,742	05/23/07	(20,612)
Norwegian Krone	20,013,323	USD	3,297,088	06/13/07	(71,051)
Norwegian Krone	8,068,447	USD	1,354,769	08/22/07	(4,890)
Polish Zloty	1,481,417	USD	531,164	05/23/07	(3,159)
Singapore Dollar	4,095,256	USD	2,690,000	05/23/07	(10,325)
Singapore Dollar	3,116,882	USD	2,050,000	05/23/07	(5,205)
Singapore Dollar	2,252,450	USD	1,480,000	05/23/07	(5,218)
South African Rand	8,211,220	USD	1,160,925	05/23/07	229
South Korean Won	5,386,691,145	USD	5,817,161	05/23/07	28,313
Swedish Krona	24,711,786	EUR	24,711,786	05/23/07	(10,604)
Swedish Krona	27,850,005	NOK	27,850,005	05/23/07	(16,763)
Swedish Krona	9,847,659	USD	1,405,403	05/23/07	(66,268)
Swedish Krona	38,162,303	USD	5,670,476	05/23/07	(32,642)
Swedish Krona	62,668,453	USD	8,989,622	06/13/07	(386,065)
Swedish Krona	16,645,739	USD	2,484,365	08/22/07	(13,996)
Swiss Franc	5,543,092	EUR	5,543,092	05/23/07	55,742
Swiss Franc	45,382,227	EUR	45,382,227	05/23/07	441,447
Swiss Franc	7,696,030	EUR	7,696,030	05/23/07	113,822
Swiss Franc	9,056	USD	7,523	05/23/07	9
Swiss Franc	7,733,105	USD	6,302,449	05/23/07	(113,578)
Swiss Franc	7,835,253	USD	6,556,724	08/22/07	9,081
Thai Baht	110,000,000	USD	3,001,056	06/14/07	(165,531)
Thai Baht	80,000,000	USD	2,169,786	06/14/07	(133,187)
Turkish Lira	5,220,162	USD	3,581,586	05/23/07	(211,972)
Turkish Lira	4,359,300	USD	3,186,623	05/23/07	18,664

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Turkish Lira	5,220,162	USD	3,694,382	08/22/07	22,649
United States Dollar	1,210,000	AUD	988,037	05/23/07	16,300
United States Dollar	6,897,614	AUD	5,386,859	05/23/07	338,373
United States Dollar	1,150,000	AUD	938,635	05/23/07	15,901
United States Dollar	1,270,000	AUD	1,018,019	05/23/07	36,120
United States Dollar	3,323,259	AUD	2,650,000	06/13/07	106,929
United States Dollar	231,805	AUD	185,042	06/13/07	7,260
United States Dollar	13,706,037	CAD	11,893,373	05/23/07	464,028
United States Dollar	2,193,175	CAD	1,900,000	05/23/07	77,373
United States Dollar	4,055,783	CAD	3,480,762	05/23/07	175,944
United States Dollar	2,941,589	CAD	2,520,000	05/23/07	132,145
United States Dollar	5,532,970	CAD	4,782,169	06/13/07	209,519
United States Dollar	11,534,164	CAD	10,390,062	08/22/07	35,194
United States Dollar	3,642,105	CAD	3,260,000	08/22/07	31,949
United States Dollar	7,835,253	CHF	6,508,766	05/23/07	(7,989)
United States Dollar	2,126,256	CHF	1,760,000	05/23/07	4,119
United States Dollar	9,056	CHF	7,381	05/23/07	133
United States Dollar	9,056	CHF	7,578	08/22/07	(11)
United States Dollar	11,734,661	DKK	2,144,492	05/23/07	6,599
United States Dollar	680,000	EUR	910,527	05/23/07	18,322
United States Dollar	9,253,237	EUR	12,297,612	05/23/07	341,891
United States Dollar	2,868,451	EUR	3,854,710	05/23/07	63,464
United States Dollar	220,000	EUR	292,149	05/23/07	8,361
United States Dollar	1,210,000	EUR	1,607,503	05/23/07	45,302
United States Dollar	230,927	EUR	300,868	05/23/07	14,568
United States Dollar	26,254,346	EUR	34,654,424	05/23/07	1,207,823
United States Dollar	14,399,295	EUR	19,104,697	06/13/07	579,427
United States Dollar	3,357,264	EUR	4,433,301	06/13/07	156,146
United States Dollar	4,369,674	EUR	5,800,000	06/13/07	173,432
United States Dollar	5,564,952	EUR	7,420,892	06/13/07	186,509
United States Dollar	246,800	EUR	336,161	08/22/07	1,977
United States Dollar	3,410,000	EUR	4,680,140	08/22/07	(8,135)
United States Dollar	1,340,000	GBP	2,592,581	05/23/07	86,709
United States Dollar	250,000	GBP	483,718	05/23/07	16,150
United States Dollar	5,747,818	GBP	11,245,063	05/23/07	247,527
United States Dollar	4,274,077	GBP	8,394,288	06/13/07	150,408
United States Dollar	83,952	GBP	161,874	06/13/07	5,962
United States Dollar	185,152	GBP	363,537	06/13/07	6,617
United States Dollar	62,000	GBP	123,733	08/22/07	123
United States Dollar	54,951,550	HUF	278,956	05/23/07	23,208
United States Dollar	54,951,550	HUF	301,210	08/22/07	(699)
United States Dollar	117,861,100	INR	2,740,000	06/13/07	96,069
United States Dollar	18,000,000	INR	400,601	06/14/07	32,447
United States Dollar	97,000,000	INR	2,157,473	06/14/07	176,174
United States Dollar	1,402,675,938	JPY	11,975,744	05/23/07	(199,183)
United States Dollar	3,675,252,225	JPY	31,129,754	05/23/07	(273,137)
United States Dollar	660,951,200	JPY	5,667,460	05/23/07	(118,258)
United States Dollar	543,394,105	JPY	4,616,671	05/23/07	(54,452)
United States Dollar	2,493,962,737	JPY	21,482,825	06/13/07	(488,172)
United States Dollar	321,947,286	JPY	2,730,681	06/13/07	(20,467)
United States Dollar	627,101,217	JPY	5,366,720	08/22/07	(41,554)
United States Dollar	5,386,691,145	KRW	5,780,022	05/23/07	8,826
United States Dollar	5,200,000,000	KRW	5,618,770	06/14/07	(28,094)
United States Dollar	5,386,691,145	KRW	5,834,488	08/22/07	(33,587)
United States Dollar	49,101,004	MXN	4,477,976	05/23/07	(483)
United States Dollar	14,663,136	MXN	1,322,099	05/23/07	15,024
United States Dollar	14,663,136	MXN	1,330,895	08/22/07	(998)
United States Dollar	6,923,673	MXN	629,425	08/22/07	(1,471)
United States Dollar	18,000,000	MYR	4,993,838	06/14/07	277,613
United States Dollar	8,068,447	NOK	1,352,178	05/23/07	4,932
United States Dollar	24,178,679	NOK	3,894,134	05/23/07	172,711
United States Dollar	24,178,679	NOK	4,059,829	08/22/07	14,654
United States Dollar	3,050,000	NZD	2,158,595	05/23/07	97,249
United States Dollar	240,000	NZD	172,411	05/23/07	5,098
United States Dollar	4,525,561	NZD	3,301,052	05/23/07	46,148

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

Schedule of investments – April 30, 2007 (unaudited)

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
United States Dollar	4,835,725	NZD	3,560,786	08/22/07	(7,761)
United States Dollar	1,481,417	PLN	492,984	05/23/07	41,339
United States Dollar	1,481,417	PLN	532,462	08/22/07	3,153
United States Dollar	38,162,303	SEK	5,446,311	05/23/07	256,807
United States Dollar	16,645,739	SEK	2,473,364	05/23/07	14,238
United States Dollar	38,162,303	SEK	5,695,696	08/22/07	32,087
United States Dollar	3,120,448	SGD	2,040,000	05/23/07	17,557
United States Dollar	18,286,821	SGD	12,034,280	05/23/07	23,662
United States Dollar	110,000,000	THB	2,952,228	06/14/07	214,359
United States Dollar	80,000,000	THB	2,141,328	06/14/07	161,645
United States Dollar	9,579,462	TRY	6,815,908	05/23/07	145,610
United States Dollar	4,359,300	TRY	3,085,138	08/22/07	(18,914)
United States Dollar	8,211,220	ZAR	1,117,781	05/23/07	42,914
United States Dollar	8,211,220	ZAR	1,149,870	08/22/07	(489)
					469,772

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Investments by type of issuer

	Percentage of total investments (%)
	Long-term	Short-term
Government and other public issuers	62.53	0.48
Repurchase agreement	—	1.80
Banks and other financial institutions	25.40	0.94
Industrial	8.85	—
Money market fund	—	0.00	*
	96.78	3.22

*  Weighting represents less than 0.005% of total investments as of April 30, 2007.

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—94.99%
Aerospace & defense—3.44%
480		Alliant Techsystems, Inc.	04/01/16	6.750	486,000
625		DRS Technologies, Inc.	11/01/13	6.875	631,250
525		Hexcel Corp.	02/01/15	6.750	526,312
700		Sequa Corp.	08/01/09	9.000	740,250
					2,383,812
Airlines—1.53%
847		American Airlines, Inc., Series 2001-1, Class B2	05/23/19	7.377	840,202
222		Continental Airlines, Inc.	06/15/11	7.033	222,509
					1,062,711
Apparel/textiles—0.68%
55		Phillips Van Heusen	02/15/11	7.250	56,375
395		Phillips Van Heusen	05/01/13	8.125	416,725
					473,100
Auto & truck—4.61%
1,845		Ford Motor Co.	07/16/31	7.450	1,459,856
EUR	400	General Motors	07/05/33	8.375	515,837
1,350		General Motors[2]	07/15/33	8.375	1,220,063
					3,195,756
Automotive—2.25%
405		Ashtead Holdings PLC[3]	08/01/15	8.625	423,225
280		Avis Budget Car Rental[3]	05/15/14	7.625	285,600
EUR	175	Europcar Groupe SA	05/15/13	7.314[4]	244,485
400		Hertz Corp.	01/01/14	8.875	431,000
155		Hertz Corp.	01/01/16	10.500	176,700
					1,561,010
Beverages—1.42%
520		Constellation Brands, Inc.	09/01/16	7.250	529,100
305		Constellation Brands, Inc., Series B	01/15/12	8.125	316,438
EUR	100	Remy Cointreau SA	07/01/10	6.500	140,900
					986,438
Building materials—0.71%
445		Interface, Inc.	02/01/10	10.375	491,725

Building products—2.07%
260		Ainsworth Lumber[2]	03/15/14	6.750	183,625
165		K. Hovnanian Enterprises	05/15/13	7.750	153,450
100		K. Hovnanian Enterprises	01/15/14	6.500	92,000
210		Nortek, Inc.	09/01/14	8.500	207,375
335		Standard Pacific Corp.[2]	04/15/12	9.250	326,625
460		US Concrete, Inc.	04/01/14	8.375	468,625
					1,431,700

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Building products-cement—0.69%
462		Texas Industries, Inc.	07/15/13	7.250	478,748

Cable—3.67%
885		CCH II LLC/CCH II Capital	10/01/13	10.250	972,394
EUR	100	Central Euro Media Enterprises	05/15/12	8.250	148,747
100		Charter Communications Operating LLC[3]	04/30/12	8.000	104,750
280		Charter Communications Operating LLC[3]	04/30/14	8.375	293,650
460		DIRECTV Holdings Finance	03/15/13	8.375	485,300
535		EchoStar DBS Corp.	10/01/11	6.375	540,350
					2,545,191
Chemicals—7.51%
290		Chemtura Corp.	06/01/16	6.875	285,650
EUR	135	Degussa AG	12/10/13	5.125	183,177
285		Hexion US Finance Corp./Nova Scotia[3]	11/15/14	9.750	307,800
EUR	150	Huntsman International LLC	11/15/13	6.875	210,071
100		Huntsman LLC	10/15/10	11.625	107,750
340		Huntsman LLC	07/15/12	11.500	379,100
430		Innophos, Inc.	08/15/14	8.875	450,425
395		Invista[3]	05/01/12	9.250	419,688
245		Koppers Holdings, Inc.	11/15/14	9.875[5]	208,250
325		Koppers, Inc.	10/15/13	9.875	352,625
315		Lyondell Chemical Co.	06/01/13	10.500	345,319
355		Lyondell Chemical Co.	09/15/14	8.000	371,862
445		Mosaic Co.[3]	12/01/14	7.375	462,800
195		Mosaic Co.[3]	12/01/16	7.625	208,162
460		Nalco Co.	11/15/11	7.750	473,800
EUR	150	Nalco Co.	11/15/13	9.000	222,097
EUR	50	Rockwood Specialties Group	11/15/14	7.625	71,815
EUR	100	SGL Carbon Luxembourg SA	02/01/12	8.500	145,506
					5,205,897
Commercial services—3.11%
450		Aramark Corp.[3]	02/01/15	8.500	470,812
100		Corrections Corp. of America	03/15/13	6.250	100,000
270		Corrections Corp. of America	01/31/14	6.750	275,400
635		Iron Mountain, Inc.	01/15/15	7.750	650,875
EUR	125	Iron Mountain, Inc.	10/15/18	6.750	175,699
480		United Rentals North America, Inc.	02/15/12	6.500	484,800
					2,157,586
Communications equipment—1.82%
345		American Tower Corp.	05/01/12	7.500	359,662
870		American Tower Corp.	10/15/12	7.125	902,625
					1,262,287
Computer software & services—1.19%
535		Sungard Data Systems, Inc.	08/15/13	9.125	573,788
225		Sungard Data Systems, Inc.	08/15/15	10.250	247,500
					821,288

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Containers & packaging—2.43%
475		Ball Corp.	12/15/12	6.875	485,688
500		Crown Americas	11/15/13	7.625	520,000
EUR	50	Crown Euro Holdings SA	09/01/11	6.250	70,450
375		Owens-Brockway Glass Container, Inc.	11/15/12	8.750	395,156
EUR	150	Owens-Brockway Glass Container, Inc.	12/01/14	6.750	211,606
					1,682,900
Diversified operations—0.38%
EUR	200	Stena AB	02/01/19	5.875	264,742

Electric utilities—3.08%
455		Dynegy Holdings, Inc.	02/15/12	8.750	489,125
515		Edison Mission Energy	06/15/13	7.500	535,600
660		NRG Energy, Inc.	02/01/14	7.250	683,100
424		Tenaska Alabama Partners[3]	06/30/21	7.000	428,522
					2,136,347
Electronics—1.67%
290		Itron, Inc.	05/15/12	7.750	297,250
670		L-3 Communications Corp., Series B	10/15/15	6.375	666,650
186		UCAR Finance, Inc.	02/15/12	10.250	195,765
					1,159,665
Energy—2.40%
155		Alpha Natural Resources	06/01/12	10.000	167,400
670		Arch Western Finance	07/01/13	6.750	664,975
470		Foundation PA Coal Co.	08/01/14	7.250	475,288
370		Massey Energy Co.	12/15/13	6.875	357,050
					1,664,713

Finance-captive automotive—1.75%
700		Ford Motor Credit Co.	10/01/13	7.000	661,916
510		General Motors Acceptance Corp.	11/01/31	8.000	547,401
					1,209,317

Finance-other—1.13%
430		American Real Estate Partners Finance	02/15/13	7.125	423,550
345		KAR Holdings, Inc.[3]	05/01/15	10.000	357,506
					781,056
Financial services—0.47%
320		Bear Stearns Cos., Inc.[3]	02/02/17	7.000[4]	322,880

Food—0.56%
380		Smithfield Foods, Inc.	08/01/11	7.000	387,600

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Gaming—5.94%
190		American Casino & Entertainment Properties LLC	02/01/12	7.850	199,025
410		Harrah’s Operating Co., Inc.	06/01/16	6.500	365,925
285		Isle of Capri Casinos	03/01/14	7.000	280,725
370		Mandalay Resort Group	02/15/10	9.375	399,137
465		Mandalay Resort Group	12/15/11	6.375	466,744
420		MGM Mirage, Inc.	10/01/09	6.000	420,525
500		Mohegan Tribal Gaming	02/15/13	6.125	490,000
325		River Rock Entertainment	11/01/11	9.750	344,094
345		Station Casinos	04/01/12	6.000	338,100
810		Wynn Las Vegas LLC Corp.	12/01/14	6.625	812,025
					4,116,300
Gas utilities—0.11%
EUR	50	Aker Kvaerner ASA	06/15/11	8.375	74,237

Health care providers & services—1.44%
1,075		HCA, Inc.	02/15/16	6.500	936,594
55		HCA, Inc.[3]	11/15/16	9.250	59,950
					996,544
Hotels, restaurants & leisure—0.28%
EUR	150	TUI AG	12/10/12	5.125	194,718

Industrial products & services—2.02%
400		Allied Waste North America, Inc.	06/01/17	6.875	405,500
1,015		Allied Waste North America, Series B	02/15/11	5.750	997,237
					1,402,737
Machinery—0.97%
640		Terex Corp.	01/15/14	7.375	668,800

Machinery-agriculture & construction—1.30%
245		Case Corp.	01/15/16	7.250	257,556
430		Case New Holland, Inc.	06/01/09	6.000	432,688
200		Case New Holland, Inc.	08/01/11	9.250	210,250
					900,494
Manufacturing-diversified—1.57%
470		American Railcar Industries, Inc.[3]	03/01/14	7.500	487,037
560		RBS Global & Rexnord Corp.	08/01/14	9.500	599,200
					1,086,237
Media—2.80%
EUR	130	EMI Group PLC	10/15/13	8.625	192,706

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Media—(concluded)
390		Idearc, Inc.[3]	11/15/16	8.000	406,575
420		Lamar Media Corp.	01/01/13	7.250	429,450
430		Lamar Media Corp.	08/15/15	6.625	426,775
EUR	160	Lighthouse International Co. SA	04/30/14	8.000	236,903
230		RH Donnelley, Inc.	12/15/12	10.875	248,975
					1,941,384
Medical products—0.21%
EUR	100	Fresenius Medical Capital Trust IV	06/15/11	7.375	146,700

Metals—4.13%
775		California Steel Industries	03/15/14	6.125	739,156
565		Century Aluminum Co.	08/15/14	7.500	584,068
115		Freeport-McMoRan Cooper & Gold, Inc.	04/01/15	8.250	124,344
185		Freeport-McMoRan Cooper & Gold, Inc.	04/01/17	8.375	202,344
382		Mueller Group, Inc.	05/01/12	10.000	412,560
425		Novelis, Inc.	02/15/15	7.250	447,844
335		RathGibson, Inc.	02/15/14	11.250	355,100
					2,865,416
Oil & gas—13.25%
200		Chesapeake Energy Corp.	09/15/13	7.500	209,000
915		Chesapeake Energy Corp.	06/15/15	6.375	916,144
EUR	100	Chesapeake Energy Corp.	01/15/17	6.250	140,900
445		Compton Petroleum Finance Corp.	12/01/13	7.625	441,663
410		Delta Petroleum Corp.[2]	04/01/15	7.000	373,100
400		Denbury Resources, Inc.	12/15/15	7.500	407,000
585		El Paso Production Holdings	06/01/13	7.750	615,898
45		Encore Acquisition Co.	07/15/15	6.000	41,175
445		Forest Oil Corp.	12/15/11	8.000	466,137
330		Hilcorp Energy Co.[3]	06/01/16	9.000	353,100
565		Houston Exploration Co.	06/15/13	7.000	567,825
725		Inergy LP	12/15/14	6.875	715,937
390		Markwest Energy Partners	07/15/16	8.500	409,500
315		Pacific Energy Partners	09/15/15	6.250	315,376
410		Range Resources Corp.	07/15/13	7.375	423,325
315		Regency Energy Partners[3]	12/15/13	8.375	324,450
470		SemGroup LP3	11/15/15	8.750	485,275
305		Swift Energy Co.	07/15/11	7.625	311,100
295		Targa Resources, Inc.[3]	11/01/13	8.500	303,850
280		Williams Cos., Inc.[3]	10/01/10	6.375	285,250
255		Williams Cos., Inc.	09/01/11	7.125	267,750
265		Williams Cos., Inc.	03/15/12	8.125	288,850
495		Williams Partners LP3	06/15/11	7.500	524,700
					9,187,305
Oil equipment—0.37%
260		Grant Prideco, Inc.	08/15/15	6.125	258,050

Oil refining—2.66%
605		Frontier Oil Corp.	10/01/11	6.625	606,512
315		Petroplus Finance Ltd.[3]	05/01/14	6.750	316,575
170		Petroplus Finance Ltd.[3]	05/01/17	7.000	171,488
735		Tesoro Corp.	11/01/12	6.250	749,700
					1,844,275
Oil services—2.71%
470		Basic Energy Services	04/15/16	7.125	466,475
575		CIE Generale de Geophysique	05/15/15	7.500	603,750

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(continued)

Oil services—(concluded)
495		Hornbeck Offshore Services, Series B	12/01/14	6.125	476,437
330		Universal Compression, Inc.	05/15/10	7.250	334,125
					1,880,787
Paper & forest products—1.25%
820		Georgia-Pacific Corp.	05/15/11	8.125	865,100

Personal products—0.19%
125		Nutro Products, Inc.[3]	04/15/14	10.750	132,500

Real estate investment trust—0.21%
140		Ventas Realty LP Capital Corp.	06/01/10	6.750	143,150

Recycling—0.59%
385		Aleris International, Inc.[3]	12/15/14	9.000	408,581

Retail—0.73%
460		Neiman Marcus Group, Inc.	10/15/15	9.000	507,150

Steel—0.10%
60		Ispat Inland ULC	04/01/14	9.750	66,819

Telecommunication services—1.88%
EUR	150	Nordic Telephone Co. Holdings	05/01/16	9.281[4]	210,071
150		Qwest Communications International	02/15/11	7.250	153,750
225		Qwest Corp.	03/15/12	8.875	248,625
440		Rogers Wireless, Inc.	12/15/12	8.000	469,700
215		Rogers Wireless, Inc.	03/01/14	6.375	221,987
					1,304,133
Telecommunications—0.15%
GBP	50	NTL Cable PLC	04/15/14	9.750	106,234

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)[1]			Maturity dates	Interest rates (%)	Value ($)

Corporate bonds—(concluded)

Transportation services—1.05%
422		Bristow Group, Inc.	06/15/13	6.125	407,230
325		PHI, Inc.	04/15/13	7.125	317,688
					724,918
Travel services—0.35%
220		Travelport LLC[2,3]	09/01/16	11.875	245,850

Water utilities—0.16%
EUR	75	Culligan Finance Corp. BV	10/01/14	8.000	113,607
Total corporate bonds (cost—$65,001,393)					65,848,495

Repurchase agreement—3.93%
2,726		Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $242,659 US Treasury Bonds, 7.250% due 08/15/22 and $2,415,890 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$2,780,521); proceeds: $2,726,360 (cost—$2,726,000)	05/01/07	4.750	2,726,000

Number of shares (000)
Investments of cash collateral from securities loaned—4.22%
Money market funds[6]—4.22%
0	[7]	AIM Prime Portfolio	5.178	44
2,924		UBS Private Money Market Fund LLC[8]	5.216	2,924,488
Total money market funds and investments of cash collateral from securities loaned (cost—$2,924,532)				2,924,532
Total investments (cost—$70,651,925)[9,10]—103.14%				71,499,027
Liabilities in excess of other assets—(3.14)%				(2,179,059)
Net assets—100.00%				69,319,968

1	In US Dollars unless otherwise indicated.
2	Security, or portion thereof, was on loan at April 30, 2007.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 12.39% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4	Floating rate security. The interest rate shown is the current rate as of April 30, 2007.
5	Denotes a step-up bond that converts to the noted fixed rate at a designated future date.
6	Interest rates shown reflect yield at April 30, 2007.
7	Amount represents less than 500 shares.
8	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
Security	Value at	ended	ended	Value at	ended
description	07/31/06 ($)	04/30/07 ($)	04/30/07 ($)	04/30/07 ($)	04/30/07 ($)
UBS Private Money Market Fund LLC	16,547	11,336,524	8,428,583	2,924,488	4,918

9

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $922,134 and  $75,032, respectively, resulting in net unrealized appreciation of investments of $847,102.

10	Includes $2,867,344 of investments in securities on loan, at market value.

UBS PACE Select Advisors Trust

UBS PACE High Yield Investments

Schedule of investments – April 30, 2007 (unaudited)

EUR        Euro

GBP        Great Britain Pound

Forward foreign currency contracts

	Contracts to	In		Maturity	Unrealized
	deliver	exchange for		date	depreciation ($)
Euro	3,000,000	USD	4,017,060	05/04/07	77,568

Currency type abbreviation:

USD     US Dollar

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	92.5
Canada	2.6
France	1.5
United Kingdom	1.0
Luxembourg	0.5
Germany	0.5
Bermuda	0.4
Sweden	0.4
Denmark	0.3
Netherlands	0.2
Norway	0.1
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—98.68%

Security description	Number of shares	Value ($)

Aerospace & defense—0.94%
Lockheed Martin Corp.[1]	54,100	5,201,174
United Technologies Corp.	159,998	10,740,666
		15,941,840
Air freight & couriers—0.30%
FedEx Corp.	48,200	5,082,208

Banks—3.48%
Bank of America Corp.	937,300	47,708,570
Comerica, Inc.[1]	26,000	1,609,660
Mellon Financial Corp.[1]	116,000	4,979,880
People’s United Financial, Inc.	86,100	1,714,251
SunTrust Banks, Inc.	34,000	2,870,280
		58,882,641
Beverages—0.55%
Coca-Cola Co.	178,150	9,297,649

Chemicals—2.26%
Albemarle Corp.	174,900	7,424,505
E.I. du Pont de Nemours and Co.	376,400	18,507,588
Hercules, Inc.*	183,300	3,453,372
Imperial Chemical Industries PLC, ADR[1]	206,600	8,774,302
		38,159,767
Commercial services & supplies—2.38%
Apollo Group, Inc., Class A1,*	136,200	6,442,260
Convergys Corp. *	219,700	5,549,622
Deluxe Corp.[1]	105,600	3,996,960
DeVry, Inc.[1]	69,500	2,292,805
ITT Educational Services, Inc.*	135,600	13,181,676
MasterCard, Inc., Class A1	48,300	5,394,144
Sotheby’s	67,800	3,499,836
		40,357,303
Communications equipment—1.52%
Brocade Communications Systems, Inc.*	294,500	2,877,265
Cisco Systems, Inc.*	197,600	5,283,824
Motorola, Inc.[1]	1,015,900	17,605,547
		25,766,636
Computers & peripherals—2.72%
Hewlett-Packard Co.[1]	411,750	17,351,145
International Business Machines Corp.	117,350	11,994,344
Lexmark International, Inc., Class A1,*	193,500	10,545,750
Network Appliance, Inc.*	151,400	5,633,594
Sun Microsystems, Inc.*	87,400	456,228
		45,981,061
Construction & engineering—0.33%
McDermott International, Inc.*	105,400	5,655,764

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Containers & packaging—1.37%
Pactiv Corp.[1],*	408,600	14,129,388
Temple-Inland, Inc.	151,650	8,983,746
		23,113,134
Diversified financials—15.41%
American Express Co.	179,481	10,889,112
Ameriprise Financial, Inc.	255,000	15,164,850
Bear Stearns Cos., Inc.	33,200	5,169,240
BlackRock, Inc.[1]	33,800	5,059,860
Citigroup, Inc.	940,699	50,440,280
First Marblehead Corp.[1]	369,300	13,387,125
Franklin Resources, Inc.	132,532	17,402,777
Goldman Sachs Group, Inc.	56,900	12,438,909
J.P. Morgan Chase & Co.	1,338,120	69,716,052
Lazard Ltd., Class A	104,100	5,637,015
Lehman Brothers Holdings, Inc.	72,000	5,420,160
Morgan Stanley & Co.	573,650	48,192,337
Principal Financial Group, Inc.	27,900	1,771,371
		260,689,088
Diversified telecommunication services—4.69%
ALLTEL Corp.	83,900	5,259,691
AT&T, Inc.	1,221,209	47,285,212
Citizens Communications Co.	270,300	4,208,571
Verizon Communications, Inc.[1]	590,101	22,530,056
		79,283,530
Electric utilities—3.88%
American Electric Power Co., Inc.	364,600	18,310,212
Dominion Resources, Inc.	231,750	21,135,600
Exelon Corp.[1]	154,900	11,681,009
FPL Group, Inc.	46,800	3,012,516
PG&E Corp.	208,000	10,524,800
Reliant Energy, Inc.*	40,500	901,935
		65,566,072
Electrical equipment—0.67%
Energizer Holdings, Inc.*	117,100	11,379,778

Energy equipment & services—0.67%
National-Oilwell Varco, Inc.*	15,800	1,340,630
Schlumberger Ltd.	136,200	10,055,646
		11,396,276
Food & drug retailing—1.40%
CVS Corp.	652,650	23,652,036

Food products—0.40%
General Mills, Inc.	85,300	5,109,470
H.J. Heinz Co.	34,000	1,601,740
		6,711,210

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Gas utilities—0.34%
Sempra Energy	92,000	5,840,160

Healthcare providers & services—2.80%
AmerisourceBergen Corp.	279,600	13,977,204
CIGNA Corp.	107,600	16,741,484
Humana, Inc.[1],*	210,800	13,330,992
WellCare Health Plans, Inc.*	40,500	3,263,895
		47,313,575
Hotels, restaurants & leisure—2.67%
InterContinental Hotels Group PLC, ADR	374,100	9,041,997
McDonald’s Corp.	641,250	30,959,550
Starwood Hotels & Resorts Worldwide, Inc.	76,600	5,133,732
		45,135,279
Household durables—0.27%
Snap-on, Inc.	84,800	4,621,600

Household products—0.63%
Colgate-Palmolive Co.	156,700	10,614,858

Industrial conglomerates—3.96%
General Electric Co.	1,124,150	41,436,169
Textron, Inc.	251,200	25,539,504
		66,975,673
Insurance—8.55%
ACE Ltd.	255,900	15,215,814
Allstate Corp.	325,100	20,260,232
American Financial Group, Inc.[1]	121,750	4,294,123
American International Group, Inc.[1]	288,100	20,141,071
Axis Capital Holdings Ltd.	184,400	6,841,240
Chubb Corp.	246,900	13,290,627
Hartford Financial Services Group, Inc.	111,000	11,233,200
MetLife, Inc.[1]	155,600	10,222,920
RenaissanceRe Holdings Ltd.	131,400	7,115,310
Travelers Cos., Inc.	325,222	17,594,510
W.R. Berkley Corp.[1]	123,025	3,997,082
XL Capital Ltd., Class A1	186,000	14,504,280
		144,710,409
Internet software & services—0.63%
Automatic Data Processing, Inc.	236,900	10,603,644

IT consulting & services—1.05%
Accenture Ltd., Class A1	264,900	10,357,590
Electronic Data Systems Corp.	182,500	5,336,300
First Data Corp.	63,900	2,070,360
		17,764,250
Leisure equipment & products—0.73%
Mattel, Inc.	436,500	12,352,950

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Machinery—2.80%
AGCO Corp.*	511,000	21,324,030
ITT Industries, Inc.	86,000	5,487,660
Terex Corp.*	264,246	20,571,551
		47,383,241
Media—1.87%
Omnicom Group, Inc.	142,100	14,879,291
Walt Disney Co.	477,600	16,706,448
		31,585,739
Metals & mining—1.56%
Allegheny Technologies, Inc.	52,000	5,698,160
Freeport-McMoRan Copper & Gold, Inc., Class B	154,900	10,403,084
Rio Tinto PLC, ADR	42,100	10,272,400
		26,373,644
Multi-line retail—3.32%
Big Lots, Inc.[1],*	280,600	9,035,320
Federated Department Stores, Inc.[1]	115,400	5,068,368
Kohl’s Corp.[1],*	213,500	15,807,540
Sears Holdings Corp.[1],*	40,413	7,715,246
Target Corp.	312,850	18,573,904
		56,200,378
Oil & gas—11.04%
Apache Corp.	148,502	10,766,395
ChevronTexaco Corp.[1]	226,500	17,619,435
ConocoPhillips	148,700	10,312,345
Exxon Mobil Corp.	944,262	74,955,517
Hess Corp.	302,700	17,178,225
Marathon Oil Corp.	185,700	18,857,835
Murphy Oil Corp.[1]	187,506	10,395,333
Occidental Petroleum Corp.[1]	527,497	26,744,098
		186,829,183
Personal products—1.14%
NBTY, Inc.[1],*	390,900	19,314,369

Pharmaceuticals—4.96%
Eli Lilly & Co.	231,700	13,700,421
Forest Laboratories, Inc.*	382,000	20,326,220
Hospira, Inc.*	241,250	9,782,687
Novartis AG, ADR	449,800	26,128,882
Pfizer, Inc.[1]	529,900	14,021,154
		83,959,364
Road & rail—1.28%
Burlington Northern Santa Fe Corp.[1]	67,300	5,891,442
Norfolk Southern Corp.	296,650	15,793,646
		21,685,088

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Semiconductor equipment & products—0.60%
Texas Instruments, Inc.[1]	294,500	10,121,965

Software—1.28%
Microsoft Corp.	368,300	11,026,902
Oracle Corp.[1],*	562,800	10,580,640
		21,607,542
Specialty retail—2.82%
Aeropostale, Inc.*	139,400	5,736,310
American Eagle Outfitters, Inc.	293,500	8,649,445
AutoZone, Inc.*	94,100	12,519,064
GameStop Corp., Class A*	49,300	1,635,281
Home Depot, Inc.	54,500	2,063,915
Office Depot, Inc.*	31,700	1,065,754
Payless ShoeSource, Inc.*	374,800	11,956,120
Sherwin-Williams Co.	63,600	4,055,772
		47,681,661
Tobacco—1.41%
Altria Group, Inc.	75,300	5,189,676
Loews Corp.-Carolina Group	218,700	16,737,111
Universal Corp.	30,600	1,918,008
		23,844,795
Total common stocks (cost—$1,435,105,000)		1,669,435,360

Principal amount (000) ($)		Maturity date	Interest rates (%)

Repurchase agreement—1.12%
18,998	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $3,706,269 US Treasury Bonds, 7.250% due 08/15/22 and $14,349,107 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$19,382,475); proceeds: $19,000,507 (cost—$18,998,000)	05/01/07	4.750	18,998,000

Number of shares (000)

Investments of cash collateral from securities loaned—7.50%
Money market funds[2]—2.60%
858	AIM Liquid Assets Portfolio	5.180	858,440
43	AIM Prime Portfolio	5.178	43,323
71	BlackRock Provident Institutional TempFund	5.133	71,135
13,563	DWS Money Market Series	5.252	13,562,959
29,343	UBS Private Money Market Fund LLC[3]	5.216	29,343,200
Total money market funds (cost—$43,879,057)			43,879,057

UBS PACE Select Advisors Trust

UBS PACE Large Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Investments of cash collateral from securities loaned—(concluded)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreements—4.90%
50,000	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $42,379,000 Federal Home Loan Mortgage Corp. obligations, 6.750% due 03/15/31; (value—$51,000,478); proceeds: $50,007,250	05/01/07	5.220	50,000,000
32,922	Repurchase agreement dated 04/30/07 with Deutsche Bank Securities, Inc., collateralized by $25,000,000 Federal Farm Credit Bank obligations, 4.270% due 06/22/09 and $7,087,000 Federal Home Loan Mortgage Corp. obligations, 6.750% due 03/15/31; (value—$33,580,317); proceeds: $32,926,522	05/01/07	5.230	32,921,739
Total repurchase agreements (cost—$82,921,739)				82,921,739
Total investments of cash collateral from securities loaned (cost—$126,800,796)				126,800,796
Total investments (cost—$1,580,903,796)[4,5]—107.30%				1,815,234,156
Liabilities in excess of other assets—(7.30)%				(123,526,260)
Net assets—100.00%				1,691,707,896

*                                         Non-income producing security.

1                                          Security, or portion thereof, was on loan at April 30, 2007.

2                                          Interest rates shown reflect yield at April 30, 2007.

3                                          The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2007.

Security description	Value at 07/31/06 ($)	Purchases during the nine months ended 04/30/07 ($)	Sales during the nine months ended 04/30/07 ($)	Value at 04/30/07 ($)	Net income earned from affiliate for the nine months ended 04/30/07 ($)
UBS Private Money Market Fund LLC	29,788,941	1,252,139,560	1,252,585,301	29,343,200	38,513

4                                          Includes $203,727,750 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $126,800,796. In addition, the custodian also held US government and agency securities having an aggregate value of $85,791,902 as collateral for portfolio securities loaned as follows:

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)
9,310	Federal Farm Credit Bank	07/15/08	3.375	9,221,264
10,890	Federal National Mortgage Association	05/15/29	6.250	12,631,810
44,875	Federal National Mortgage Association	08/06/38	6.210	51,849,809
10,836	US Treasury Inflation Index Bonds	01/25/25	2.375	11,853,710
240	US Treasury Inflation Index Bonds	01/15/26	2.000	235,309
				85,791,902

5

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $247,880,295 and $13,549,935, respectively, resulting in net unrealized apppreciation of investments of $234,330,360.

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	93.3
Bermuda	1.6
Cayman Islands	1.6
United Kingdom	1.5
Switzerland	1.4
Netherland Antilles	0.6
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—97.24%

Security description	Number of shares	Value ($)

Aerospace & defense—3.27%
Boeing Co.	107,600	10,006,800
General Dynamics Corp.	110,092	8,642,222
Lockheed Martin Corp.[1]	225,507	21,680,243
Raytheon Co.[1]	40,400	2,163,016
		42,492,281
Air freight & couriers—1.11%
FedEx Corp.	137,388	14,486,191

Airlines—0.16%
US Airways Group, Inc.*	56,700	2,094,498

Automobiles—1.58%
Toyota Motor Corp., ADR[1]	169,260	20,551,549

Banks—0.89%
Wells Fargo & Co.[1]	322,092	11,559,882

Beverages—2.54%
Coca-Cola Co.	52,900	2,760,851
Coca-Cola Enterprises, Inc.[1]	178,400	3,914,096
Pepsi Bottling Group, Inc.	53,800	1,765,178
PepsiCo, Inc.	371,554	24,556,004
		32,996,129
Biotechnology—2.91%
Amgen, Inc.*	240,159	15,403,798
Biogen Idec, Inc.1,*	10,900	514,589
Genentech, Inc.1,*	274,254	21,937,578
		37,855,965
Chemicals—2.49%
Monsanto Co.	547,968	32,324,632

Commercial services & supplies—2.45%
Career Education Corp.*	135,900	4,014,486
Convergys Corp.*	92,300	2,331,498
CSG Systems International, Inc.1,*	37,400	1,001,572
Deluxe Corp.[1]	88,100	3,334,585
Hewitt Associates, Inc., Class A*	12,400	368,900
ITT Educational Services, Inc.*	47,500	4,617,475
Paychex, Inc.	437,624	16,235,850
		31,904,366
Communications equipment—5.52%
Cisco Systems, Inc.*	1,890,130	50,542,076
Motorola, Inc.	310,400	5,379,232
QUALCOMM, Inc.	363,485	15,920,643
		71,841,951

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Computers & peripherals—3.01%
Apple, Inc.*	72,939	7,279,312
EMC Corp.1,*	126,200	1,915,716
Hewlett-Packard Co.[1]	168,200	7,087,948
International Business Machines Corp.	134,400	13,737,024
Lexmark International, Inc., Class A1,*	95,100	5,182,950
Network Appliance, Inc.*	107,400	3,996,354
		39,199,304
Diversified financials—9.43%
American Express Co.	128,100	7,771,827
Ameriprise Financial, Inc.	93,100	5,536,657
Citigroup, Inc.	215,065	11,531,785
Federal National Mortgage Association	128,085	7,546,768
First Marblehead Corp.[1]	87,000	3,153,750
Franklin Resources, Inc.	40,300	5,291,793
Goldman Sachs Group, Inc.	114,324	24,992,370
J.P. Morgan Chase & Co.	78,700	4,100,270
Lehman Brothers Holdings, Inc.	175,464	13,208,930
SLM Corp.	128,083	6,894,708
State Street Corp.[1]	272,180	18,745,036
Western Union Co.	656,435	13,817,957
		122,591,851
Diversified telecommunication services—0.81%
ALLTEL Corp.	55,200	3,460,488
CenturyTel, Inc.	17,000	782,850
Embarq Corp.[1]	67,545	4,055,402
Sprint Nextel Corp.[1]	112,900	2,261,387
		10,560,127

Electrical equipment—1.15%
Molex, Inc., Class A	560,370	15,012,312

Electronic equipment & instruments—0.51%
Thermo Fisher Scientific, Inc.*	127,700	6,648,062

Energy equipment & services—4.63%
Cameron International Corp.*	138,493	8,942,493
Schlumberger Ltd.[1]	526,125	38,843,809
Transocean, Inc.*	144,095	12,420,989
		60,207,291
Food products—1.09%
Archer-Daniels-Midland Co.[1]	168,525	6,521,917
ConAgra Foods, Inc.	141,300	3,473,154
General Mills, Inc.	64,900	3,887,510
Kraft Foods, Inc., Class A	3,114	104,226
Sara Lee Corp.	10,400	170,664
		14,157,471

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Health care equipment & supplies—3.16%
Baxter International, Inc.	42,300	2,395,449
Medtronic, Inc.[1]	309,538	16,383,846
Zimmer Holdings, Inc.*	246,820	22,332,274
		41,111,569
Health care providers & services—7.59%
AmerisourceBergen Corp.	107,800	5,388,922
Coventry Health Care, Inc.*	103,600	5,991,188
Humana, Inc.*	74,900	4,736,676
Laboratory Corp. of America Holdings*	69,900	5,517,906
Lincare Holdings, Inc.*	282,854	11,155,762
McKesson Corp.	111,900	6,583,077
UnitedHealth Group, Inc.	989,286	52,491,515
WellCare Health Plans, Inc.1,*	84,700	6,825,973
		98,691,019
Hotels, restaurants & leisure—5.12%
Carnival Corp.[1]	325,549	15,916,091
Las Vegas Sands Corp.1,*	155,629	13,258,034
MGM Mirage1,*	208,447	14,018,061
Starbucks Corp.1,*	293,298	9,098,104
Wynn Resorts Ltd.[1]	140,134	14,323,096
		66,613,386

Household durables—0.46%
Newell Rubbermaid, Inc.	107,500	3,297,025
Snap-on, Inc.	50,400	2,746,800
		6,043,825
Household products—1.08%
Procter & Gamble Co.	218,167	14,030,320

Insurance—1.55%
AFLAC, Inc.[1]	245,495	12,603,713
American Financial Group, Inc.[1]	28,950	1,021,067
American International Group, Inc.[1]	26,500	1,852,615
CNA Financial Corp.1,*	20,000	933,400
Travelers Cos., Inc.	68,500	3,705,850
		20,116,645
Internet & catalog retail—0.99%
eBay, Inc.1,*	330,885	11,230,237
Expedia, Inc.1,*	68,400	1,615,608
		12,845,845
Internet software & services—1.69%
Google, Inc., Class A*	16,810	7,923,898
Yahoo!, Inc.1,*	501,665	14,066,686
		21,990,584

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Leisure equipment & products—0.41%
Harley-Davidson, Inc.[1]	68,800	4,356,416
Hasbro, Inc.	30,200	954,622
		5,311,038
Machinery—1.36%
Dover Corp.	339,424	16,333,083
Terex Corp.*	17,800	1,385,730
		17,718,813
Marine—0.33%
Overseas Shipholding Group, Inc.[1]	60,200	4,262,160

Media—5.26%
CBS Corp., Class B	127,700	4,057,029
Comcast Corp., Class A1,*	676,814	18,043,861
Comcast Corp., Special Class A1,*	555,034	14,652,897
Liberty Global, Inc., Series C1,*	469,643	15,690,773
McGraw-Hill Cos., Inc.	77,800	5,098,234
Omnicom Group, Inc.	64,900	6,795,679
Walt Disney Co.	114,800	4,015,704
		68,354,177
Metals & mining—0.39%
Freeport-McMoRan Copper & Gold, Inc., Class B	9,600	644,736
Nucor Corp.	69,400	4,404,124
		5,048,860
Multi-line retail—2.75%
Big Lots, Inc.*	199,700	6,430,340
Federated Department Stores, Inc.[1]	25,600	1,124,352
J.C. Penney Co., Inc. (Holding Co.)[1]	58,700	4,642,583
Kohl’s Corp.1,*	96,200	7,122,648
Nordstrom, Inc.	40,000	2,196,800
Sears Holdings Corp.1,*	31,900	6,090,029
Target Corp.	130,046	7,720,831
Wal-Mart Stores, Inc.	8,600	412,112
		35,739,695
Office electronics—0.11%
Xerox Corp.*	77,500	1,433,750

Oil & gas—1.02%
Exxon Mobil Corp.	52,700	4,183,326
Marathon Oil Corp.	44,700	4,539,285
Tesoro Corp.[1]	37,900	4,593,480
		13,316,091
Pharmaceuticals—2.99%
Forest Laboratories, Inc.1,*	32,500	1,729,325
Johnson & Johnson	159,337	10,232,622

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(concluded)

	Number of
Security description	shares	Value ($)

Pharmaceuticals—(concluded)
Merck & Co., Inc.	173,400	8,919,696
Pfizer, Inc.[1]	197,500	5,225,850
Schering-Plough Corp.	400,581	12,710,435
		38,817,928
Real estate—1.94%
CB Richard Ellis Group, Inc., Class A*	341,561	11,561,840
ProLogis REIT	210,509	13,640,983
		25,202,823
Road & rail—1.97%
Burlington Northern Santa Fe Corp.[1]	161,207	14,112,061
Union Pacific Corp.	100,795	11,515,829
		25,627,890
Semiconductor equipment & products—3.28%
Analog Devices, Inc.	225,301	8,701,125
Intel Corp.[1]	904,905	19,455,457
Linear Technology Corp.[1]	186,790	6,989,682
National Semiconductor Corp.	1,500	39,450
Spansion, Inc., Class A1,*	146,400	1,437,648
Texas Instruments, Inc.[1]	177,100	6,086,927
		42,710,289
Software—3.06%
Intuit, Inc.*	599,800	17,064,310
Microsoft Corp.	761,155	22,788,981
		39,853,291
Specialty retail—5.40%
Aeropostale, Inc.*	123,300	5,073,795
American Eagle Outfitters, Inc.	119,700	3,527,559
AutoZone, Inc.*	47,400	6,306,096
Bed, Bath & Beyond, Inc.1,*	405,601	16,524,185
Lowe’s Cos., Inc.[1]	851,342	26,017,011
Office Depot, Inc.*	134,100	4,508,442
Sherwin-Williams Co.[1]	73,600	4,693,472
Staples, Inc.[1]	142,650	3,537,720
		70,188,280
Textiles & apparel—0.49%
Coach, Inc.*	130,100	6,352,783

Tobacco—0.35%
Altria Group, Inc.	4,500	310,140
Loews Corp.-Carolina Group	54,700	4,186,191
		4,496,331
Wireless telecommunication services—0.94%
China Mobile Ltd.[1]	271,557	12,222,781
Total common stocks (cost—$1,057,259,525)		1,264,584,035

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

	Number of
Security description	shares	Value ($)

Tracking stocks—2.07%
Liberty Media Holding Corp.-Capital, Series A*	112,074	12,661,000
Liberty Media Holding Corp.-Interactive, Class A*	352,231	8,816,342
SPDR Trust, Series 1[1]	36,576	5,423,855
Total tracking stocks (cost—$19,727,170)		26,901,197

Principal amount (000) ($)		Maturity dates	Interest rates (%)

Repurchase agreement—1.36%
17,681	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $1,189,619 US Treasury Bonds, 7.250% due 08/15/22 and $16,108,708 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$18,034,898); proceeds: $17,683,333 (cost—$17,681,000)	05/01/07	4.750	17,681,000

Number of shares (000)

Investments of cash collateral from securities loaned—14.20%
Money market funds[2]—8.82%
13	AIM Liquid Assets Portfolio	5.180	12,759
53	AIM Prime Portfolio	5.178	53,142
854	BlackRock Provident Institutional TempFund	5.133	853,548
39,240	DWS Money Market Series	5.252	39,239,709
74,544	UBS Private Money Market Fund LLC[3]	5.216	74,544,301
Total money market funds (cost—$114,703,459)			114,703,459

Principal amount (000) ($)

Repurchase agreements—5.38%
40,000	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $40,508,000 Federal National Mortgage Association obligations, 5.650% due 03/06/17; (value—$40,800,670); proceeds: $40,005,800	05/01/07	5.220	40,000,000
30,000	Repurchase agreement dated 04/30/07 with Deutsche Bank Securities, Inc., collateralized by $30,330,000 Federal Home Loan Bank obligations, 5.375% to 5.500% due 04/20/10 to 06/10/16; (value—$30,603,814) proceeds: $30,004,358	05/01/07	5.230	30,000,000
Total repurchase agreements (cost—$70,000,000)				70,000,000
Total investments of cash collateral from securities loaned (cost—$184,703,459)				184,703,459
Total investments (cost—$1,279,371,154)[4,5]—114.87%				1,493,869,691
Liabilities in excess of other assets—(14.87)%				(193,367,376)
Net assets—100.00%				1,300,502,315

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2007.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

2	Interest rates shown reflect yield at April 30, 2007.
3	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2007.

Security description	Value at 07/31/06 ($)	Purchases during the nine months ended 04/30/07 ($)	Sales during the nine months ended 04/30/07 ($)	Value at 04/30/07 ($)	Net income earned from affiliate for the nine months ended 04/30/07 ($)
UBS Private Money Market Fund LLC	3,764,297	1,055,295,669	984,515,665	74,544,301	28,808

4

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $224,008,804 and $9,510,267, respectively, resulting in net unrealized appreciation of investments of $214,498,537.

5

Includes $241,904,667 of investments in securities on loan, at value. The custodian held cash equivalents as collateral for securities loaned of $184,703,459. In addition, the custodian held the following US Government and agency securities having an aggregate value of $68,708,303 as collateral for portfolio securities loaned as follows:

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)
50,340	Federal Farm Credit Bank	07/15/08	3.375	49,860,197
6,410	Federal National Mortgage Association	05/15/29	6.250	7,435,253
3,685	Federal National Mortgage Association	08/06/38	6.210	4,257,750
5,770	US Treasury Inflation Index Bonds	01/15/25	2.375	6,311,915
860	US Treasury Inflation Index Bonds	01/15/26	2.000	843,188
				68,708,303

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipts

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	93.3
Netherland Antilles	2.6
Japan	1.4
Panama	1.1
Cayman Islands	0.8
Hong Kong	0.8
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—92.31%

Security description	Number of shares	Value ($)

Aerospace & defense—1.76%
Armor Holdings, Inc.*	51,700	3,696,550
BE Aerospace, Inc.[1],*	76,200	2,792,730
Hexcel Corp.[1],*	101,000	2,191,700
Ladish Co, Inc.*	26,000	1,057,160
		9,738,140
Airlines—0.21%
SkyWest, Inc.[1]	43,000	1,170,030

Auto components—0.74%
Aftermarket Technology Corp.*	75,000	2,072,250
BorgWarner, Inc.	26,000	2,025,660
		4,097,910
Automobiles—0.63%
Thor Industries, Inc.[1]	54,000	2,150,820
Winnebago Industries, Inc.[1]	41,000	1,314,460
		3,465,280
Banks—4.27%
Boston Private Financial Holdings, Inc.[1]	97,000	2,697,570
Cathay General Bancorp[1]	76,000	2,492,040
City National Corp.[1]	92,600	6,780,172
CVB Financial Corp.[1]	215,930	2,563,089
International Bancshares Corp.[1]	97,000	2,788,750
Prosperity Bancshares, Inc.[1]	65,500	2,272,195
Superior Bancorp[1],*	146,000	1,514,020
W Holding Co., Inc.[1]	520,000	2,516,800
		23,624,636
Beverages—0.84%
Constellation Brands, Inc., Class A1,*	206,600	4,629,906

Building products—0.68%
USG Corp[1],*	81,500	3,761,225

Chemicals—0.73%
Landec Corp.[1],*	137,000	1,741,270
RPM International, Inc.	107,000	2,275,890
		4,017,160
Commercial services & supplies—11.86%
Dun & Bradstreet Corp.	26,500	2,392,950
Equifax, Inc.	179,800	7,156,040
FTI Consulting, Inc.[1],*	28,500	1,047,945
G & K Services, Inc., Class A1	45,000	1,570,500
H&R Block, Inc.[1]	310,800	7,027,188
Herman Miller, Inc.[1]	173,500	5,970,135
Hewitt Associates, Inc., Class A*	401,500	11,944,625
Kforce, Inc.*	124,500	1,709,385

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Commercial services & supplies—(concluded)
LECG Corp.*	137,800	2,018,770
Navigant Consulting, Inc.*	292,300	5,606,314
Schawk, Inc.[1]	78,000	1,406,340
School Specialty, Inc.[1],*	100,000	3,298,000
Steelcase, Inc., Class A1	343,500	6,705,120
United Stationers, Inc.[1],*	94,100	5,600,832
Watts Water Technologies, Inc., Class A1	51,500	2,085,750
		65,539,894
Communications equipment—0.95%
Avocent Corp.*	72,300	2,025,123
CommScope, Inc.[1],*	69,500	3,242,175
		5,267,298
Computers & peripherals—0.98%
Avid Technology, Inc.[1],*	97,000	3,225,250
Electronics for Imaging, Inc.[1],*	82,600	2,202,942
		5,428,192
Construction materials—0.16%
US Concrete, Inc.[1],*	101,950	867,594

Containers & packaging—0.13%
AptarGroup, Inc.[1]	9,950	728,838

Diversified consumer services—1.06%
Career Education Corp.*	113,400	3,349,836
Corinthian Colleges, Inc.[1],*	183,000	2,530,890
		5,880,726
Diversified financials—8.29%
Affiliated Managers Group, Inc.[1],*	25,600	3,011,328
A.G. Edwards, Inc.	107,500	7,788,375
Apollo Investment Corp.[1]	130,600	2,869,282
Ares Capital Corp.[1]	81,400	1,461,944
Asset Acceptance Capital Corp.*	40,700	749,694
Assured Guaranty Ltd.	215,700	6,084,897
ASTA Funding, Inc.[1]	54,000	2,361,420
CompuCredit Corp.[1],*	76,300	2,759,008
Investment Technology Group, Inc.*	78,200	2,959,088
Janus Capital Group, Inc.[1]	415,100	10,385,802
Knight Capital Group, Inc., Class A*	143,200	2,319,840
MCG Capital Corp.	173,200	3,051,784
		45,802,462
Diversified telecommunication services—0.50%
General Communication, Inc., Class A*	193,000	2,746,390

Electric utilities—0.95%
ITC Holdings Corp.	49,000	2,061,920

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Electric utilities—(concluded)
Pike Electric Corp.[1],*	158,000	3,218,460
		5,280,380
Electrical equipment—4.70%
AMETEK, Inc.	53,000	1,922,840
Brady Corp., Class A1	282,300	9,276,378
Energizer Holdings, Inc.[1],*	128,400	12,477,912
Regal-Beloit Corp.	50,600	2,333,672
		26,010,802
Electronic equipment & instruments—6.42%
Anixter International, Inc.[1],*	143,900	10,303,240
Arrow Electronics, Inc.*	73,300	2,896,816
Avnet, Inc.[1],*	66,050	2,701,445
Benchmark Electronics, Inc.*	233,900	4,954,002
Coherent, Inc.[1],*	75,000	2,354,250
Ingram Micro, Inc., Class A*	132,200	2,593,764
Insight Enterprises, Inc.[1],*	152,100	3,014,622
Plexus Corp.[1],*	130,000	2,724,800
Roper Industries, Inc.	41,000	2,298,460
TTM Technologies, Inc.[1],*	177,700	1,631,286
		35,472,685
Energy equipment & services—2.60%
Helmerich & Payne, Inc.	91,700	2,960,993
Oceaneering International, Inc.[1],*	63,500	3,018,790
Oil States International, Inc.*	77,300	2,622,789
TETRA Technologies, Inc.*	101,000	2,675,490
Tidewater, Inc.[1]	48,700	3,078,327
		14,356,389
Food & drug retailing—0.32%
Performance Food Group Co.[1],*	56,000	1,750,000

Food products—1.98%
Brooklyn Cheesecake & Desserts Co., Inc.[2],*	34,680	9,710
Fresh Del Monte Produce, Inc.[1]	62,000	1,262,940
J&J Snack Foods Corp.	62,000	2,416,140
J.M. Smucker Co.	129,800	7,245,436
		10,934,226
Gas utilities—0.38%
New Jersey Resources Corp.[1]	39,000	2,094,300

Healthcare equipment & supplies—1.84%
Advanced Medical Optics, Inc.[1],*	86,000	3,476,980
Cooper Cos., Inc.	60,000	3,066,000
ICU Medical, Inc.*	60,000	2,505,000
Invacare Corp.[1]	61,700	1,150,088
		10,198,068

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Healthcare providers & services—2.40%
IMS Health, Inc.	283,100	8,303,323
LifePoint Hospitals, Inc.*	58,900	2,150,439
Magellan Health Services, Inc.*	65,750	2,820,675
		13,274,437
Hotels, restaurants & leisure—0.34%
Landry’s Restaurants, Inc.[1]	63,500	1,885,950

Household durables—3.86%
ACCO Brands Corp.[1],*	143,900	3,424,820
Black & Decker Corp.[1]	90,400	8,201,088
Mohawk Industries, Inc.[1],*	108,000	9,737,280
		21,363,188
Industrial conglomerates—0.43%
Chemed Corp.[1]	47,000	2,364,100

Insurance—7.05%
American Financial Group, Inc.[1]	61,700	2,176,159
Argonaut Group, Inc.[1],*	37,200	1,250,292
Delphi Financial Group, Inc., Class A1	62,500	2,668,750
HCC Insurance Holdings, Inc.	327,701	10,047,313
Infinity Property & Casualty Corp.[1]	54,500	2,534,795
Markel Corp.*	23,300	10,692,603
Navigators Group, Inc.*	53,800	2,748,642
ProAssurance Corp.[1],*	3,200	172,288
Selective Insurance Group, Inc.[1]	87,000	2,268,960
StanCorp Financial Group, Inc.	87,500	4,165,000
Stewart Information Services Corp.	5,850	235,287
		38,960,089
IT consulting & services—1.56%
BearingPoint, Inc.[1],*	471,400	3,460,076
CACI International, Inc., Class A*	58,000	2,652,340
Unisys Corp.*	318,000	2,493,120
		8,605,536
Leisure equipment & products—2.03%
K2, Inc.*	143,000	2,157,870
Mattel, Inc.[1]	255,750	7,237,725
RC2 Corp.[1],*	45,500	1,813,630
		11,209,225
Machinery—3.33%
Barnes Group, Inc.[1]	135,400	3,290,220
Harsco Corp.	45,000	2,295,000
IDEX Corp.	149,100	7,823,277
Kaydon Corp.	19,200	912,576
Kennametal, Inc.[1]	34,900	2,462,544

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Machinery—(concluded)
Timken Co.	49,700	1,639,106
		18,422,723
Media—5.07%
Central European Media Enterprises Ltd., Class A*	33,000	2,974,620
Harte-Hanks, Inc.	191,600	5,000,760
Interpublic Group of Cos., Inc.[1],*	439,800	5,576,664
Lee Enterprises, Inc.[1]	179,650	4,703,237
McClatchy Co., Class A	214,800	6,207,720
Tribune Co.[1]	108,000	3,542,400
		28,005,401
Metals & mining—0.56%
Gibraltar Industries, Inc.[1]	92,700	2,067,210
Quanex Corp.[1]	24,100	1,037,023
		3,104,233
Multi-line retail—0.70%
Fred’s, Inc.[1]	267,050	3,856,202

Oil & gas—2.55%
Berry Petroleum Co.[1]	74,700	2,544,282
Bronco Drilling Co., Inc.[1],*	101,400	1,833,312
Pioneer Drilling Co.[1],*	134,700	1,846,737
Quicksilver Resources, Inc.[1],*	69,000	2,888,340
Tsakos Energy Navigation Ltd.[1]	87,500	5,000,625
		14,113,296
Paper & forest products—0.48%
Neenah Paper, Inc.	70,000	2,674,000

Pharmaceuticals—0.94%
Aspreva Pharmaceuticals Corp.[1],*	102,500	2,317,525
Par Pharmaceutical Cos, Inc.[1],*	2,000	53,860
Sciele Pharma, Inc.[1],*	113,700	2,810,664
		5,182,049
Real estate—2.09%
Bluegreen Corp.*	104,400	1,153,620
DiamondRock Hospitality Co.	127,100	2,324,659
Equity Inns, Inc.[1]	143,400	2,452,140
Highland Hospitality Corp.[1]	146,700	2,794,635
LaSalle Hotel Properties	60,400	2,804,372
		11,529,426
Road & rail—1.29%
Con-way, Inc.	41,500	2,267,145
Landstar System, Inc.	44,000	2,125,640
USA Truck, Inc.[1],*	68,000	1,058,080

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Road & rail—(concluded)
YRC Worldwide, Inc.*	43,000	1,710,970
		7,161,835
Semiconductor equipment & products—0.51%
MKS Instruments, Inc.[1],*	104,000	2,802,800

Software—1.05%
Business Objects S.A., ADR[1],*	80,000	3,000,800
MSC. Software Corp.*	214,000	2,794,840
		5,795,640
Specialty retail—2.40%
Borders Group, Inc.	32,340	682,697
Dress Barn, Inc.*	152,150	3,029,307
Group 1 Automotive, Inc.[1]	56,100	2,300,100
Men’s Wearhouse, Inc.[1]	94,300	4,080,361
Sonic Automotive, Inc.[1]	111,200	3,179,208
		13,271,673
Textiles & apparel—0.50%
UniFirst Corp.	66,000	2,777,280

Trading companies & distributors—0.19%
Huttig Building Products, Inc.*	149,000	1,032,570
Total common stocks (cost—$422,384,409)		510,254,184

Investment company[1]—1.33%
iShares Russell 2000 Value Index Fund (cost—$7,349,799)	90,000	7,351,200

	Number of warrants

Warrants2,3,*—0.00%
Consumer products—0.00%
American Banknote Corp. strike price $10.00, expires 10/01/07	122	0
American Banknote Corp. strike price $12.50, expires 10/01/07	122	0
		0
Diversified financials—0.00%
Imperial Credit Industries, Inc. strike price $2.15, expires 01/31/08	4,914	0
Total warrants (cost—$0)		0

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreement—7.00%
38,680	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $3,443,165 US Treasury Bonds, 7.250% due 08/15/22 and $34,279,752 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$39,453,616); proceeds: $38,685,104 (cost—$38,680,000)	05/01/07	4.750	38,680,000

Number of shares (000)

Investments of cash collateral from securities loaned—28.75%
Money market funds[4]—22.42%
5	AIM Liquid Assets Portfolio		5.180	5,292
80	AIM Prime Portfolio		5.178	79,614
351	BlackRock Provident Institutional TempFund		5.133	351,200
10,737	DWS Money Market Series		5.252	10,736,559
112,764	UBS Private Money Market Fund LLC[5]		5.216	112,764,352
Total money market funds (cost—$123,937,017)				123,937,017

Principal amount (000) ($)

Repurchase agreements—6.33%
15,000	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $1,447,000 Federal Home Loan Mortgage Corp. obligations, 5.000% due 12/14/18 and $14,034,000 Federal National Mortgage Association obligations, zero coupon due 07/25/07; (value—$15,300,942); proceeds: $15,002,175	05/01/07	5.220	15,000,000
20,000	Repurchase agreement dated 04/30/07 with Deutsche Bank Securities, Inc., collateralized by $415,000 Federal Farm Credit Bank obligations, 5.750% due 08/17/16, $35,000 Federal Home Loan Bank obligations, 5.000% due 10/16/09 and $20,000,000 Federal Home Loan Mortgage Corp. obligations, 5.000% due 02/11/19; (value—$20,400,787); proceeds: $20,002,906	05/01/07	5.230	20,000,000
Total repurchase agreements (cost—$35,000,000)				35,000,000
Total investments of cash collateral from securities loaned (cost—$158,937,017)				158,937,017
Total investments (cost—$627,351,225)[6,7]—129.39%				715,222,401
Liabilities in excess of other assets—(29.39)%				(162,453,601)
Net assets—100.00%				552,768,800

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2007.
2	Illiquid securities representing 0.00% of net assets as of April 30, 2007.
3	Security is being fair valued by a valuation committee under the direction of the board of trustees.
4	Interest rates shown reflect yield at April 30, 2007.
5	The table below details the Portfolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2007.

Security description	Value at 07/31/06 ($)	Purchases during the nine months ended 04/30/07 ($)	Sales during the nine months ended 04/30/07 ($)	Value at 04/30/07 ($)	Net income earned from affiliate for the nine months ended 04/30/07 ($)

UBS Private Money Market Fund LLC	26,143,715	698,306,447	611,685,810	112,764,352	50,399

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

6

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $100,839,713 and $12,968,537, respectively, resulting in net unrealized appreciation of investments of $87,871,176.

7	Includes $151,200,375 of investments in securities on loan, at market value.
ADR	American Depositary Receipt

Issuer breakdown by country, commonwealth or territory of origin

Percentage of total investments (%)
United States	96.7
Bermuda	2.0
France	0.4
Puerto Rico	0.4
Canada	0.3
Cayman Islands	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—95.30%

Security description	Number of shares	Value ($)

Aerospace & defense—3.82%
BE Aerospace, Inc.1,*	248,300	9,100,195
Precision Castparts Corp.	42,010	4,373,661
Spirit Aerosystems Holdings, Inc., Class A*	87,550	2,769,207
World Fuel Services Corp.	96,800	4,473,128
		20,716,191
Auto components—1.36%
Gentex Corp.	275,000	4,895,000
LKQ Corp.*	109,000	2,461,220
		7,356,220
Banks—1.69%
East West Bancorp, Inc.	52,943	2,110,308
KBW, Inc.1,*	77,600	2,534,416
Signature Bank*	76,050	2,392,533
SVB Financial Group*	41,800	2,140,996
		9,178,253
Biotechnology—3.75%
Cepheid, Inc.1,*	395,384	4,483,655
Keryx Biopharmaceuticals, Inc.*	141,950	1,447,890
Lifecell Corp.1,*	90,920	2,673,048
Neogen Corp.*	88,882	2,226,494
PDL BioPharma, Inc.*	125,194	3,162,400
Progenics Pharmaceuticals, Inc.*	67,051	1,622,634
Techne Corp.*	80,000	4,717,600
		20,333,721
Building products—0.51%
Watsco, Inc.[1]	51,600	2,743,572

Chemicals—1.39%
Landec Corp.*	208,250	2,646,857
Spartech Corp.	124,000	3,479,440
Symyx Technologies, Inc.*	122,000	1,404,220
		7,530,517
Commercial services & supplies—10.18%
BISYS Group, Inc.*	220,780	2,554,425
Cenveo, Inc.*	85,950	2,204,618
First Consulting Group, Inc.*	261,341	2,600,343
G & K Services, Inc., Class A*	78,000	2,722,200
Huron Consulting Group, Inc.*	20,990	1,270,945
Iconix Brand Group, Inc.*	139,200	2,802,096
ITT Educational Services, Inc.*	27,350	2,658,693
Kenexa Corp.*	77,470	2,398,471
Mobile Mini, Inc.1,*	95,000	2,847,150
MoneyGram International, Inc.	66,200	1,882,066
Monster Worldwide, Inc.*	75,884	3,190,922

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Commercial services & supplies—(concluded)
Resources Connection, Inc.*	85,120	2,568,070
Rollins, Inc.	96,000	2,214,720
Sotheby’s	71,690	3,700,638
Stericycle, Inc.*	92,000	8,016,880
Strayer Education, Inc.	20,300	2,524,102
TeleTech Holdings, Inc.*	134,210	5,063,743
Universal Technical Institute, Inc.1,*	66,000	1,654,620
Waste Connections, Inc.*	75,019	2,338,342
		55,213,044

Communications equipment—2.86%
Atheros Communications*	43,270	1,159,203
CommScope, Inc.*	59,573	2,779,080
Comtech Group, Inc.*	111,290	1,963,156
Digi International, Inc.*	230,651	2,940,800
Echelon Corp.1,*	160,000	2,072,000
F5 Networks, Inc.*	22,695	1,742,522
Foundry Networks, Inc.*	135,900	2,054,808
Powerwave Technologies, Inc.*	128,900	811,013
		15,522,582

Computers & peripherals—0.83%
Focus Media Holding Ltd., ADR*	31,000	1,147,000
Stratasys, Inc.1,*	70,000	3,327,100
		4,474,100
Containers & packaging—0.06%
Jarden Corp.1,*	7,250	305,515

Diversified financials—4.97%
Affiliated Managers Group, Inc.1,*	35,390	4,162,926
Bankrate, Inc.1,*	71,400	2,882,418
Euronet Worldwide, Inc.1,*	76,301	2,124,983
First Cash Financial Services, Inc.*	115,390	2,651,662
GFI Group, Inc.*	22,610	1,565,742
International Securities Exchange Holdings, Inc.	33,500	2,234,115
Investment Technology Group, Inc.*	67,900	2,569,336
Nasdaq Stock Market, Inc.*	75,300	2,451,768
NewStar Financial, Inc.*	41,450	666,931
Nymex Holdings, Inc.[1]	23,000	2,983,330
Portfolio Recovery Associates, Inc.1,*	48,000	2,671,200
		26,964,411
Diversified telecommunication services—1.28%
Cbeyond, Inc.*	78,765	2,739,447
Time Warner Telecom, Inc., Class A*	203,720	4,176,260
		6,915,707

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Electrical equipment—0.93%
General Cable Corp.*	87,500	5,026,000

Electronic equipment & instruments—2.79%
Anixter International, Inc.1,*	36,250	2,595,500
Greatbatch, Inc.1,*	140,000	4,064,200
Itron, Inc.1,*	68,130	4,587,874
Riverbed Technology, Inc.1,*	64,390	2,054,685
Tech Data Corp.*	51,900	1,844,526
		15,146,785
Energy equipment & services—3.03%
Dresser-Rand Group, Inc.*	150,500	4,802,455
Energy Conversion Devices, Inc.1,*	103,870	3,678,037
W-H Energy Services, Inc.1,*	147,200	7,964,992
		16,445,484
Food & drug retailing—1.31%
Performance Food Group Co.*	102,000	3,187,500
United Natural Foods, Inc.1,*	125,000	3,898,750
		7,086,250
Food products—0.71%
SunOpta, Inc.1,*	111,150	1,438,281
USANA Health Sciences, Inc.1,*	60,000	2,390,400
		3,828,681
Health care equipment & supplies—6.83%
American Medical Systems Holdings, Inc.1,*	93,300	1,654,209
AngioDynamics, Inc.*	182,000	3,028,480
ArthroCare Corp.1,*	60,000	2,475,600
Aspect Medical Systems, Inc.1,*	41,760	641,434
Conceptus, Inc.1,*	103,150	2,133,142
Cutera, Inc.*	88,700	2,597,136
Endologix, Inc.*	199,300	862,969
Hologic, Inc.1,*	72,420	4,167,771
I-Flow Corp.1,*	146,941	2,274,647
Integra LifeSciences Holdings*	80,390	3,663,372
Intuitive Surgical, Inc.*	10,500	1,361,430
Kyphon, Inc.*	70,000	3,262,700
Millipore Corp.1,*	34,000	2,510,220
SurModics, Inc.1,*	41,075	1,668,877
Synovis Life Technologies, Inc.*	146,706	1,882,238
West Pharmaceutical Services, Inc.	57,600	2,866,752
		37,050,977
Health care providers & services—5.87%
Advisory Board Co.1,*	47,949	2,276,619
Henry Schein, Inc.*	56,800	2,960,984
Manor Care, Inc.	40,500	2,628,045

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Health care providers & services—(concluded)
MAXIMUS, Inc.[1]	114,310	3,993,991
Pediatrix Medical Group, Inc.*	82,694	4,717,693
Pharmaceutical Product Development, Inc.[1]	71,400	2,575,398
Psychiatric Solutions, Inc.*	84,350	2,958,154
Radiation Therapy Services, Inc.1,*	158,310	4,655,897
Symbion, Inc.*	104,200	2,284,064
Universal Health Services, Inc., Class B	45,700	2,774,904
		31,825,749
Hotels, restaurants & leisure—4.33%
Boyd Gaming Corp.[1]	52,069	2,369,140
Cheesecake Factory, Inc.*	65,000	1,794,000
Chipotle Mexican Grill, Inc., Class A1,*	21,280	1,388,094
Live Nation, Inc.*	76,100	1,544,069
Penn National Gaming, Inc.*	66,979	3,237,765
Pinnacle Entertainment, Inc.1,*	105,680	2,967,494
Scientific Games Corp., Class A1,*	147,486	4,909,809
Vail Resorts, Inc.1,*	92,100	5,251,542
		23,461,913
Industrial conglomerates—0.67%
Chemed Corp.	72,000	3,621,600

Insurance—0.36%
HCC Insurance Holdings, Inc.[1]	63,893	1,958,959

Internet & catalog retail—0.26%
Blue Nile, Inc.*	30,530	1,436,742

Internet software & services—3.72%
Akamai Technologies, Inc.*	40,169	1,770,650
Allscripts Healthcare Solutions, Inc.1,*	81,900	2,166,255
Ariba, Inc.1,*	217,400	1,917,468
Cogent Communications Group, Inc.*	95,238	2,424,759
DealerTrack Holdings, Inc.*	107,387	3,543,771
Equinix, Inc.*	62,968	5,255,939
Opsware, Inc.1,*	157,530	1,264,966
Switch and Data Facilities Co.*	98,230	1,800,556
		20,144,364
IT consulting & services—0.60%
Innerworkings, Inc.1,*	157,990	1,938,537
Syntel, Inc.	37,160	1,302,830
		3,241,367
Machinery—3.06%
Bucyrus International, Inc., Class A1	63,800	4,002,812
ESCO Technologies, Inc.*	93,010	4,237,536
Force Protection, Inc.1,*	97,820	2,122,694

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Machinery—(concluded)
Kaydon Corp.	61,170	2,907,410
Middleby Corp.1,*	24,200	3,322,176
		16,592,628
Media—0.29%
CKX, Inc.1,*	152,800	1,593,704

Metals & mining—0.91%
Foundation Coal Holdings, Inc.	73,200	2,883,348
RTI International Metals, Inc.*	21,700	2,045,659
		4,929,007
Multi-line retail—0.30%
Fred’s, Inc.[1]	111,000	1,602,840

Oil & gas—1.97%
ATP Oil & Gas Corp.1,*	54,850	2,383,781
Carrizo Oil & Gas, Inc.*	56,500	2,082,025
Denbury Resources, Inc.*	116,864	3,867,030
Parallel Petroleum Corp.1,*	101,850	2,353,753
		10,686,589
Pharmaceuticals—1.79%
Medicis Pharmaceutical Corp., Class A1	98,200	2,985,280
Perrigo Co.	86,300	1,639,700
Shire PLC, ADR	41,450	2,896,940
Theravance, Inc.*	65,700	2,176,641
		9,698,561
Real estate—1.31%
Brookdale Senior Living, Inc.[1]	56,370	2,559,762
CB Richard Ellis Group, Inc., Class A*	70,900	2,399,965
Jones Lang LaSalle, Inc.	20,000	2,149,800
		7,109,527
Road & rail—1.32%
Florida East Coast Industries, Inc.[1]	39,100	2,756,941
Forward Air Corp.	74,750	2,280,622
Landstar System, Inc.[1]	43,800	2,115,978
		7,153,541
Semiconductor equipment & products—6.33%
Entegris, Inc.1,*	348,002	4,078,583
Integrated Device Technology, Inc.*	205,700	3,081,386
Microsemi Corp.1,*	387,928	8,965,016
Netlogic Microsystems, Inc.1,*	42,010	1,292,228
ON Semiconductor Corp.1,*	153,700	1,646,127
PMC-Sierra, Inc.*	176,700	1,365,891
Power Integrations, Inc.*	110,000	2,843,500
Rudolph Technologies, Inc.*	83,000	1,433,410

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Semiconductor equipment & products—(concluded)
Semtech Corp.1,*	127,300	1,835,666
Tessera Technologies, Inc.*	99,150	4,242,629
Varian Semiconductor Equipment Associates, Inc.*	53,250	3,533,670
		34,318,106
Software—8.84%
Activision, Inc.*	222,642	4,452,840
American Reprographics Co.*	51,140	1,697,848
Blackboard, Inc.*	106,922	3,668,494
Business Objects S.A., ADR1,*	66,000	2,475,660
Citrix Systems, Inc.*	63,980	2,085,748
Commvault Systems, Inc.*	82,105	1,392,501
DivX, Inc.1,*	78,000	1,572,480
Gartner, Inc.*	78,600	1,983,078
Informatica Corp.*	182,649	2,688,593
National Instruments Corp.	114,000	3,176,040
Nuance Communications, Inc.1,*	237,910	3,666,193
Quest Software, Inc.*	204,600	3,480,246
THQ, Inc.*	71,380	2,381,951
Transaction Systems Architects, Inc.*	105,008	3,331,904
Ultimate Software Group, Inc.1,*	174,605	4,819,098
VeriFone Holdings, Inc.*	52,335	1,846,902
Verint Systems, Inc.*	112,000	3,220,000
		47,939,576
Specialty retail—4.15%
Bare Escentuals, Inc.*	67,934	2,746,572
Bebe Stores, Inc.[1]	107,600	1,883,000
GameStop Corp., Class A*	171,770	5,697,611
Hanesbrands, Inc.*	122,600	3,259,934
Hibbett Sports, Inc.*	62,270	1,815,170
Pacific Sunwear of California, Inc.1,*	83,915	1,756,341
Urban Outfitters, Inc.*	162,690	4,190,894
Zumiez, Inc.1,*	29,730	1,173,146
		22,522,668
Textiles & apparel—0.37%
Guess?, Inc.	50,400	1,985,760

Wireless telecommunication services—0.55%
Metropcs Communications, Inc.*	25,558	716,902
SBA Communications Corp., Class A*	76,500	2,250,630
		2,967,532
Total common stocks (cost—$460,767,967)		516,628,743

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Repurchase agreement—4.11%
22,260	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $1,981,511 US Treasury Bonds, 7.250% due 08/15/22 and $19,727,696 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$22,705,209); proceeds: $22,262,937 (cost—$22,260,000)	05/01/07	4.750	22,260,000

Number of shares (000)

Investments of cash collateral from securities loaned—18.46%
Money market funds[2]—16.62%

268	AIM Liquid Assets Portfolio	5.180	268,056
15	AIM Prime Portfolio	5.178	15,190
9,488	DWS Money Market Series	5.252	9,488,431
80,316	UBS Private Money Market Fund LLC[3]	5.216	80,316,496
Total money market funds (cost—$90,088,173)			90,088,173

Principal amount (000) ($)

Repurchase agreements—1.84%
5,000	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $5,163,000 Federal National Mortgage Association obligations, zero coupon due 07/25/07; (value—$5,100,011); proceeds: $5,000,725	05/01/07	5.220	5,000,000
5,000	Repurchase agreement dated 04/30/07 with Deutsche Bank, collateralized by $5,120,000 Federal Home Loan Bank obligations, 5.400% due 01/10/18; (value—$5,102,080); proceeds: $5,000,726	05/01/07	5.230	5,000,000
Total repurchase agreements (cost—$10,000,000)				10,000,000
Total investments of cash collateral from securities loaned (cost—$100,088,173)				100,088,173
Total investments (cost—$583,116,140)[4,5]—117.87%				638,976,916
Liabilities in excess of other assets—(17.87)%				(96,879,107)
Net assets—100.00%				542,097,809

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2007.
2	Interest rate shown reflects yield at April 30, 2007.
3	The table below details the Portolio’s transaction activity in an affiliated issuer during the nine months ended April 30, 2007.

Security description	Value at 07/31/06 ($ )	Purchases during the nine months ended 04/30/07 ($ )	Sales during the nine months ended 04/30/07 ($ )	Value at 04/30/07 ($ )	Net income earned from affiliate for the nine months ended 04/30/07 ($)
UBS Private Money Market Fund LLC	48,337,832	290,930,315	258,951,651	80,316,496	180,837

4	Includes $94,971,828 of investments in securities on loan, at market value.
5

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $69,436,900 and $13,576,124, respectively, resulting in net unrealized appreciation of investments of $55,860,776.

ADR	American Depositary Receipt

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	98.7
United Kingdom	0.5
France	0.4
Canada	0.2
Cayman Islands	0.2
Total	100.0

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—97.71%

Security description	Number of shares	Value ($)

Australia—4.91%
Banks—1.44%
Macquarie Bank Ltd.	52,269	3,729,546
National Australia Bank Ltd.	381,994	13,580,700
Westpac Banking Corp.	90,613	2,026,012
		19,336,258
Beverages—0.75%
Foster’s Group Ltd.	1,920,019	10,124,914

Containers & packaging—0.36%
Amcor Ltd.	775,494	4,773,024

Diversified telecommunication services—0.99%
Telstra Corp. Ltd.[1]	3,452,818	13,330,361

Food & drug retailing—0.17%
Woolworths Ltd.	99,612	2,329,778

Industrial conglomerates—0.42%
Brambles Ltd.*	74,576	813,466
Wesfarmers Ltd.[1]	150,896	4,882,803
		5,696,269
Metals & mining—0.62%
BHP Billiton Ltd.	63,503	1,550,985
Zinifex Ltd.	497,419	6,742,014
		8,292,999
Transportation infrastructure—0.16%
Macquarie Infrastructure Group	680,474	2,130,794
Total Australia common stocks		66,014,397

Austria—0.49%
Building products—0.04%
Wienerberger AG	7,747	555,901

Diversified telecommunication services—0.21%
Telekom Austria AG1	98,267	2,771,243

Machinery—0.24%
Andritz AG	5,137	1,319,862
Palfinger AG	10,090	1,912,268
		3,232,130
Total Austria common stocks		6,559,274

Belgium—1.29%
Banks—0.05%
KBC Bancassurance Holding[1]	5,123	676,276

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Belgium—(concluded)
Chemicals—0.20%
Solvay SA1	16,787	2,652,451

Diversified financials—1.04%
Fortis[1]	313,405	14,038,180
Total Belgium common stocks		17,366,907

Bermuda—0.05%
Hotels, restaurants & leisure—0.05%
Li & Fung Ltd.	220,000	674,517

Brazil—0.43%
Banks—0.43%
Unibanco—Uniao de Bancos Brasileiros SA, GDR1,*	59,400	5,765,364

Czech Republic—0.54%
Electric utilities—0.54%
CEZ	150,068	7,331,736

Denmark—1.21%
Banks—0.62%
Danske Bank A/S	177,100	8,262,060

Chemicals—0.59%
Novozymes A/S	76,149	7,952,542
Total Denmark common stocks		16,214,602

Finland—1.39%
Commercial services & supplies—0.44%
Cargotec Corp., B Shares	95,840	5,938,271

Communications equipment—0.33%
Nokia Oyj[1]	172,634	4,364,116

Construction & engineering—0.15%
YIT Oyj (YIT)	55,887	1,975,750

Paper & forest products—0.47%
UPM-Kymmene Oyj	257,700	6,347,190
Total Finland common stocks		18,625,327

France—13.05%
Airlines—0.10%
Air France-KLM	27,192	1,387,207

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

France—(continued)
Automobiles—1.34%
Renault SA1	138,363	17,950,733

Banks—1.59%
BNP Paribas SA	49,592	5,739,455
Societe Generale[1]	73,781	15,616,284
		21,355,739
Building products—0.75%
Cie de Saint-Gobain[1]	94,912	10,095,811

Chemicals—0.94%
Arkema*	39,503	2,360,785
Rhodia SA1,*	2,521,944	10,264,170
		12,624,955
Construction materials—0.23%
Lafarge SA	19,511	3,155,228

Diversified telecommunication services—0.72%
France Telecom	331,931	9,676,259

Electric utilities—0.70%
Electricite de France (EDF)	108,351	9,390,834

Electrical equipment—0.76%
Nexans SA	49,363	7,244,478
Schneider Electric SA*	1,161	156,346
Schneider Electric SA1	19,750	2,782,241
		10,183,065
Food & drug retailing—1.16%
Carrefour SA1	111,701	8,559,070
Casino Guichard-Perrachon SA1	65,735	7,042,611
		15,601,681
Food products—0.77%
Groupe Danone	62,780	10,281,359

Hotels, restaurants & leisure—0.63%
Accor SA	90,105	8,466,046

Insurance—0.33%
Axa	96,261	4,399,922

Internet software & services—0.06%
Seloger.com*	19,088	829,498

IT consulting & services—0.06%
Cap Gemini SA1	10,878	820,359

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

France—(concluded)

Media—0.20%
Vivendi Universal SA1	66,385	2,736,227

Multi-line retail—0.75%
PPR	58,155	10,081,948

Multi-utilities—0.21%
Suez SA1	49,211	2,791,681
Suez SA STRIP VVPR*	24,336	332
		2,792,013
Oil & gas—1.59%
Total SA	289,988	21,410,268

Wireless telecommunication services—0.16%
Bouygues SA	27,501	2,185,343
Total France common stocks		175,424,495

Germany—8.11%
Auto components—0.16%
Continental AG1	15,356	2,141,841

Automobiles—0.14%
Volkswagen AG1	12,248	1,859,651

Banks—0.35%
Deutsche Bank AG	30,500	4,699,236

Biotechnology—0.03%
MorphoSys AG*	5,165	369,384

Chemicals—1.24%
Bayer AG1	209,542	14,359,181
Lanxess*	42,734	2,320,693
		16,679,874
Diversified telecommunication services—0.52%
Deutsche Telekom AG	338,060	6,161,060
QSC AG*	109,236	791,933
		6,952,993

Electric utilities—1.05%
E.ON AG	93,605	14,089,632

Electrical equipment—1.16%
Siemens AG	129,158	15,597,477

Insurance—1.63%
Allianz SE1	86,942	19,722,661

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Germany—(concluded)

Insurance—(concluded)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)	11,968	2,126,490
		21,849,151
Machinery—0.59%
MAN AG	58,882	7,881,207

Metals & mining—0.07%
ThyssenKrupp AG	17,723	954,695

Multi-utilities—0.97%
RWE AG1	123,580	13,065,428

Pharmaceuticals—0.17%
Merck KGaA[1]	17,710	2,357,961

Software—0.03%
SAP AG	9,093	438,376
Total Germany common stocks		108,936,906

Greece—1.26%
Banks—1.01%
National Bank of Greece SA	212,885	11,874,375
Piraeus Bank SA	46,930	1,694,591
		13,568,966
Gaming—0.07%
OPAP SA	25,853	976,476

Metals & mining—0.18%
Corinth Pipeworks SA*	64,803	555,023
Sidenor SA	84,702	1,897,857
		2,452,880
Total Greece common stocks		16,998,322

Hong Kong—2.51%
Diversified financials—0.14%
Swire Pacific Ltd.	165,000	1,886,334

Electric utilities—0.44%
Hong Kong Electric Holdings	1,177,000	5,893,309

Industrial conglomerates—0.11%
Hutchison Whampoa Ltd.	154,604	1,488,146

Real estate—1.20%
Cheung Kong Holdings Ltd.	211,500	2,746,111
Henderson Land Development	257,000	1,539,006
Sun Hung Kai Properties Ltd.	628,000	7,318,876
Wharf Holdings Ltd.	1,223,000	4,505,901
		16,109,894

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hong Kong—(concluded)

Specialty retail—0.18%
Esprit Holdings Ltd.	202,469	2,450,292

Wireless telecommunication services—0.44%
China Mobile Ltd.	652,500	5,881,351
Total Hong Kong common stocks		33,709,326

Indonesia—0.04%
Diversified telecommunication services—0.04%
PT Telekomunikasi Indonesia, ADR[1]	11,600	532,788

Ireland—1.21%
Banks—0.54%
Bank of Ireland	339,361	7,269,191

Building products—0.53%
Kingspan Group PLC	254,303	7,154,964

Construction materials—0.14%
CRH PLC	41,880	1,831,159
Total Ireland common stocks		16,255,314

Italy—5.41%
Automobiles—0.69%
Fiat SpA[1]	312,470	9,186,956

Banks—4.22%
Banca Intesa SpA[1]	2,242,372	18,757,598
Banco Popolare di Verona e Novara[1]	351,324	11,709,637
UniCredito Italiano SpA[1]	2,563,435	26,275,803
		56,743,038
Chemicals—0.11%
Polynt SpA*	375,803	1,468,791

Construction materials—0.12%
Buzzi Unicem SpA	50,577	1,612,944

Oil & gas—0.27%
ENI SpA	110,444	3,664,858
Total Italy common stocks		72,676,587

Japan—17.44%
Auto components—0.47%
Denso Corp.	177,000	6,256,559

Automobiles—1.18%
Toyota Motor Corp.	260,800	15,888,903

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—(continued)

Banks—1.08%
Mitsubishi Tokyo Financial Group, Inc.	415	4,338,675
Nishi-Nippon City Bank Ltd.	82,000	351,671
Sumitomo Mitsui Financial Group, Inc.	1,118	9,782,261
		14,472,607
Beverages—0.08%
Coca-Cola West Holdings Co. Ltd.	37,900	826,567
Kirin Brewery Co. Ltd.	21,000	316,208
		1,142,775
Chemicals—1.58%
Kaneka Corp.	89,000	813,296
LINTEC Corp.	282,900	5,896,477
Mitsui Chemicals, Inc.	151,000	1,242,784
Shin-Etsu Chemical Co. Ltd.	109,400	7,079,393
Tokuyama Corp.	311,000	4,676,539
Ube Industries Ltd.	482,000	1,525,743
Zeon Corp.	900	9,289
		21,243,521
Commercial services & supplies—0.19%
Benesse Corp.	46,400	1,727,649
Hakuhodo DY Holdings, Inc.	11,510	778,944
		2,506,593
Computers & peripherals—0.10%
Elpida Memory, Inc.1,*	30,500	1,282,061
Fujitsu Ltd.	6,000	37,693
		1,319,754
Construction & engineering—0.15%
Obayashi Corp.	320,000	2,016,783

Diversified financials—1.23%
Nomura Holdings Co. Ltd.	363,500	7,000,919
Orix Corp.	35,880	9,557,750
		16,558,669
Diversified telecommunication services—0.13%
Nippon Telegraph & Telephone Corp. (NTT)	342	1,701,979

Electric utilities—0.35%
Tokyo Electric Power Co., Inc.	140,200	4,649,414

Electrical equipment—0.53%
Fujikura Ltd.	200	1,283
Hitachi Cable Ltd.	70,000	408,020
Mitsubishi Electric Corp.	161,000	1,560,701

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—(continued)

Electrical equipment—(concluded)
Sumitomo Electric Industries Ltd.	363,400	5,154,230
		7,124,234
Electronic equipment & instruments—0.49%
Hoya Corp.	39,900	1,224,750
Kyocera Corp.	26,500	2,574,826
Taiyo Yuden Co. Ltd.[1]	42,000	922,267
TDK Corp.	7,300	633,278
Yokogawa Electric Corp.	85,500	1,257,216
		6,612,337
Food products—0.34%
Ajinomoto Co., Inc.	149,000	1,830,683
Katokichi Co. Ltd.	98,000	638,808
Maruha Group, Inc.[1]	256,000	530,754
Yakult Honsha Co. Ltd.[1]	56,500	1,508,457
		4,508,702
Gas utilities—0.23%
Tokyo Gas Co. Ltd.	607,000	3,040,053

Health care equipment & supplies—0.06%
Terumo Corp.	21,300	861,222

Health care providers & services—0.13%
Suzuken Co. Ltd.	48,600	1,706,755

Household durables—0.24%
Matsushita Electric Industrial Co. Ltd.	123,900	2,395,236
Sharp Corp.	44,000	805,361
		3,200,597
Household products—0.69%
Kao Corp.	311,000	8,539,614
Uni-Charm Corp.	11,600	684,086
		9,223,700
Insurance—0.62%
Millea Holdings, Inc.	226,200	8,375,981

Internet software & services—0.15%
Softbank Corp.[1]	92,100	1,983,765

IT consulting & services—0.12%
CSK Corp.	26,300	1,014,954
Hitachi Information Systems Ltd.	30,200	657,743
		1,672,697
Leisure equipment & products—0.04%
FUJIFILM Holdings Corp.	14,800	606,899

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—(continued)

Machinery—0.97%
Amada Co. Ltd.	197,000	2,197,062
Daikin Industries Ltd.	67,000	2,265,139
Hitachi Construction Machinery Co. Ltd.	224,100	6,992,695
Kubota Corp.	124,000	1,169,083
Minebea Co. Ltd.	81,000	474,279
		13,098,258
Metals & mining—0.18%
Mitsubishi Materials Corp.	487,000	2,361,118

Office electronics—1.03%
Canon, Inc.	228,600	12,781,132
Ricoh Co. Ltd.	46,000	1,008,798
		13,789,930
Oil & gas—0.09%
Nippon Mining Holdings, Inc.	154,500	1,241,668

Personal products—0.15%
Shiseido Co. Ltd.	91,000	1,953,490

Pharmaceuticals—1.97%
Astellas Pharma, Inc.	117,200	5,114,454
Daiichi Sankyo Co. Ltd.	56,100	1,672,468
Mitsubishi Chemical Holdings Corp.	156,500	1,259,283
Takeda Pharmaceutical Co.	284,700	18,455,004
		26,501,209
Road & rail—0.79%
East Japan Railway Co.	856	6,937,211
West Japan Railway Co.	819	3,705,944
		10,643,155
Semiconductor equipment & products—0.11%
Tokyo Electron Ltd.	20,700	1,435,734

Specialty retail—0.08%
Nitori Co. Ltd.	22,450	1,073,337

Tobacco—0.18%
Japan Tobacco, Inc.	505	2,465,260

Trading companies & distributors—1.20%
Itochu Corp.	925,000	9,094,208
Marubeni Corp.	354,000	2,114,589
Mitsubishi Corp.	113,300	2,417,319
Mitsui & Co. Ltd.	90,700	1,617,152
Sumitomo Corp.	55,300	940,325
		16,183,593

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Japan—(concluded)
Wireless telecommunication services—0.51%
KDDI Corp.	880	6,908,580
Total Japan common stocks		234,329,831

Luxembourg—0.42%
Wireless telecommunication services—0.42%
Millicom International Cellular SA*	68,800	5,590,000

Netherlands—3.72%
Air freight & couriers—0.24%
TNT NV	71,276	3,210,864

Banks—1.11%
ABN AMRO Holding NV1	306,960	14,968,955

Commercial services & supplies—0.05%
USG People NV	13,790	625,895

Construction & engineering—0.10%
Heijmans N.V.	21,553	1,332,287

Diversified financials—0.98%
ING Groep N.V.[1]	290,256	13,176,194

Diversified telecommunication services—0.27%
Koninklijke (Royal) KPN N.V.[1]	210,497	3,565,415

Insurance—0.14%
Aegon N.V.[1]	88,606	1,819,863

Media—0.69%
Reed Elsevier N.V.[1]	494,894	9,285,434

Metals & mining—0.14%
Mittal Steel Co. NV	36,657	1,949,505
Total Netherlands common stocks		49,934,412

New Zealand—0.37%
Diversified telecommunication services—0.37%
Telecom Corp. of New Zealand Ltd.[1]	1,409,594	5,012,423

Norway—0.74%
Diversified telecommunication services—0.04%
Telenor ASA[1]	28,244	528,814

Energy equipment & services—0.43%
SeaDrill Ltd.1,*	355,700	5,803,905

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Norway—(concluded)

Industrial conglomerates—0.27%
Orkla ASA	225,130	3,586,196
Total Norway common stocks		9,918,915

Singapore—1.43%
Airlines—0.03%
Singapore Airlines Ltd.	34,000	404,557

Banks—1.04%
Oversea-Chinese Banking Corp.	762,400	4,471,717
United Overseas Bank Ltd.	684,000	9,553,369
		14,025,086
Diversified financials—0.19%
Jardine Matheson Holdings Ltd.	106,400	2,470,997

Diversified telecommunication services—0.06%
Singapore Telecommunications Ltd.	394,120	853,095

Electronic equipment & instruments—0.11%
Venture Corp. Ltd.	139,000	1,423,814
Total Singapore common stocks		19,177,549

South Africa—0.33%
Oil & gas—0.33%
Sasol Ltd.	128,086	4,396,079

Spain—4.63%
Banks—1.07%
Banco Bilbao Vizcaya Argentaria SA1	186,870	4,451,064
Banco Santander Central Hispano SA	556,749	9,924,723
		14,375,787
Construction & engineering—0.59%
ACS Actividades de Contruccion y Servicios SA	23,140	1,429,997
Tecnicas Reunidas SA1	124,807	6,543,037
		7,973,034
Diversified telecommunication services—1.66%
Telefonica SA1	999,955	22,305,022

Electric utilities—0.75%
Iberdrola SA1	204,332	10,099,622

Metals & mining—0.06%
Tubacex SA	100,806	808,897

Specialty retail—0.50%
Inditex SA	109,626	6,720,090
Total Spain common stocks		62,282,452

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Sweden—0.97%
Banks—0.17%
Svenska Handelsbanken, Series A1	46,098	1,404,582
Swedbank AB1	23,034	884,895
		2,289,477
Communications equipment—0.80%
Telefonaktiebolaget LM Ericsson[1]	2,832,926	10,799,824
Total Sweden common stocks		13,089,301

Switzerland—6.56%
Banks—1.93%
Credit Suisse Group	254,943	20,034,022
Julius Baer Holding Ltd.	84,128	5,860,910
		25,894,932
Electrical equipment—0.84%
ABB Ltd.[1]	565,562	11,303,824

Food products—0.39%
Nestle SA	13,354	5,290,566

Health care equipment & supplies—0.46%
Phonak Holding AG	69,594	6,156,739

Insurance—0.15%
Swiss Re	21,148	1,993,833

Oil & gas—0.83%
Petroplus Holdings AG*	136,372	11,154,705

Pharmaceuticals—1.73%
Novartis AG	81,679	4,754,886
Roche Holding Genussehein AG	98,048	18,495,785
		23,250,671
Specialty retail—0.23%
Compagnie Financiere Richemont AG	50,772	3,060,832
Total Switzerland common stocks		88,106,102

Taiwan—0.91%
Diversified telecommunication services—0.38%
Chunghwa Telecom Co. Ltd., ADR	259,590	5,165,841

Semiconductor equipment & products—0.53%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR[1]	673,966	7,103,602
Total Taiwan common stocks		12,269,443

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United Kingdom—18.29%
Aerospace & defense—0.51%
BAE Systems PLC	751,663	6,822,034

Airlines—0.25%
Air Berlin PLC*	51,466	1,368,117
British Airways PLC*	194,958	1,960,690
		3,328,807
Auto components—0.38%
GKN PLC	670,708	5,155,984

Banks—4.20%
Barclays PLC	463,681	6,677,545
HBOS PLC	720,739	15,470,134
HSBC Holdings PLC	428,728	7,918,152
Lloyds TSB Group PLC	843,905	9,731,366
Royal Bank of Scotland Group PLC	435,440	16,663,305
		56,460,502
Commercial services & supplies—0.81%
Ashtead Group PLC	226,306	693,285
Capita Group PLC	571,746	8,030,041
Michael Page International PLC	187,955	2,152,517
		10,875,843
Construction materials—0.07%
Biffa PLC	137,854	894,390

Diversified financials—0.20%
Man Group PLC	242,092	2,708,265

Electric utilities—0.12%
Scottish & Southern Energy PLC	52,250	1,560,848

Food & drug retailing—0.39%
Tesco PLC	569,517	5,233,526

Hotels, restaurants & leisure—0.60%
Compass Group PLC	624,253	4,516,614
First Choice Holidays PLC	149,586	860,830
InterContinental Hotels Group PLC	108,520	2,620,038
		7,997,482
Household durables—0.16%
Taylor Woodrow PLC	226,045	2,177,234

Household products—0.23%
Reckitt Benckiser PLC	57,400	3,145,331

Insurance—0.66%
Aviva PLC	399,760	6,271,927
Catlin Group Ltd.	111,644	1,158,168
Prudential PLC	92,434	1,371,841
		8,801,936
IT consulting & services—0.07%
LogicaCMG PLC	257,025	938,337

Metals & mining—1.30%
Anglo American PLC	42,899	2,270,334
BHP Billiton PLC	637,738	14,222,309

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United Kingdom—(concluded)

Metals & mining—(concluded)
Vedanta Resources PLC	36,667	1,003,225
		17,495,868
Multi-line retail—1.36%
Alliance Boots PLC	128,414	2,867,974
Next PLC	47,508	2,213,698
Unilever PLC	422,424	13,220,869
		18,302,541
Multi-utilities—0.26%
National Grid PLC	227,130	3,553,726

Oil & gas—3.63%
BG Group PLC	546,807	7,891,545
BP PLC	2,510,864	28,211,442
Royal Dutch Shell PLC, A Shares[2]	87,617	3,052,994
Royal Dutch Shell PLC, A Shares[1],3	273,632	9,570,542
		48,726,523
Pharmaceuticals—1.94%
Astra Zeneca PLC	88,682	4,826,037
GlaxoSmithKline PLC	734,136	21,241,227
		26,067,264
Software—0.67%
Autonomy Corp. PLC*	580,990	8,680,864
Sage Group PLC	65,336	342,668
		9,023,532
Trading companies & distributors—0.17%
Wolseley PLC	97,314	2,337,226

Water utilities—0.13%
Pennon Group PLC	139,980	1,673,818

Wireless telecommunication services—0.18%
Vodafone Group PLC	869,760	2,475,854
Total United Kingdom common stocks		245,756,871
Total common stocks (cost—$1,012,673,654)		1,312,949,240

Preferred stocks—0.35%
Germany—0.35%
Automobiles—0.33%
Porsche AG	1,808	3,029,788
Volkswagen AG	13,606	1,381,421
		4,411,209
Media—0.02%
ProSiebenSat.1 Media AG	9,821	356,736
Total preferred stocks (cost—$3,268,682)		4,767,945

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity dates	Interest rates (%)	Value ($)

Short-term US government obligation[4,5]—0.04%
560	US Treasury Bills (cost—$552,285)	08/09/07	4.960	552,285

Repurchase agreement—2.30%
30,923	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $2,752,662 US Treasury Bonds, 7.250% due 08/15/22 and $27,405,191 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$31,541,472); proceeds: $30,927,080 (cost—$30,923,000)	05/01/07	4.750	30,923,000

Number of shares (000)

Investments of cash collateral from securities loaned—20.36%
Money market funds[6]—16.32%
3,567	AIM Liquid Asset Portfolio	5.180	3,567,091
64	AIM Prime Portfolio	5.178	63,918
34,256	DWS Money Market Series	5.252	34,255,921
181,351	UBS Private Money Market Fund LLC[7]	5.216	181,351,014
Total money market funds (cost—$219,237,944)			219,237,944

Principal amount (000) ($)

Repurchase agreements—4.04%
24,277	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $11,981,000 Federal Home Loan Bank obligations, zero coupon due 05/25/07 and $12,982,000 Federal National Mortgage Association obligations, zero coupon due 07/25/07; (value—$24,762,686); proceeds: $24,280,047	05/01/07	5.220	24,276,527
30,000	Repurchase agreement dated 04/30/07 with Deutsche Bank, collateralized by $25,000,000 Federal Farm Credit Bank obligations, zero coupon due 07/10/07 and $5,600,000 Federal Home Loan Bank obligations, 5.375% due 06/10/16; (value—$30,601,084); proceeds: $30,004,358	05/01/07	5.230	30,000,000
Total repurchase agreements (cost—$54,276,527)				54,276,527
Total investments of cash collateral from securities loaned (cost—$273,514,471)				273,514,471
Total investments (cost—$1,320,932,092)[8,9]—120.76%				1,622,706,941
Liabilities in excess of other assets—(20.76)%				(278,974,563)
Net assets—100.00%				1,343,732,378

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2007.
2	Security is traded on the London Exchange.
3	Security is traded on the Netherlands Exchange.
4	Interest rate shown is the discount rate at date of purchase.

UBS PACE Select Advisors Trust

UBS PACE International Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

5	Entire amount delivered to broker as collateral for futures transactions.
6	Interest rates shown reflect yield at April 30, 2007.
7	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2007.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for
		nine months	nine months		the nine months
	Value at	ended	ended	Value at	ended
Security description	07/31/06 ($)	04/30/07 ($)	04/30/07 ($)	04/30/07 ($)	04/30/07 ($)
UBS Private Money Market Fund LLC	46,602,044	1,134,188,669	999,439,699	181,351,014	280,204

8	Includes $248,932,790 of investments in securities on loan, at value.
9

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $308,068,651 and $6,293,802, respectively, resulting in net unrealized appreciation of $301,774,849.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
STRIP	Separate Trading of Registered Interest and Principal of Securities
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
10	AUD	Share Price Index 200 Futures	June 2007	1,256,877	1,284,732	27,855
27	EUR	Dow Jones Euro STOXX 50 Futures	June 2007	1,552,632	1,599,582	46,950
5	GBP	FTSE 100 Index Futures	June 2007	641,479	646,701	5,222
5	JPY	TOPIX Index Futures	June 2007	718,401	711,267	(7,134)
47				4,169,389	4,242,282	72,893

Forward foreign currency contracts

					Unrealized
Contracts to		In		Maturity	appreciation
deliver		exchange for		dates	(depreciation) ($)
Euro	9,214,256	USD	12,445,334	07/05/07	(160,152)
Great Britain Pound	4,706,486	USD	9,270,257	07/05/07	(137,201)
Great Britain Pound	14,058,500	USD	28,063,718	07/31/07	(29,383)
Hong Kong Dollar	18,787,570	USD	2,407,040	07/05/07	469
Japanese Yen	1,000,000,000	USD	8,457,732	07/05/07	16,918
United States Dollar	1,982,460	AUD	2,401,003	07/05/07	8,269
United States Dollar	5,889,784	AUD	7,168,876	07/05/07	54,104
United States Dollar	3,852,856	CHF	4,670,000	07/05/07	35,315
United States Dollar	2,319,073	EUR	1,697,139	07/05/07	2,684
United States Dollar	1,569,582	GBP	786,486	07/05/07	2,468
United States Dollar	7,828,083	GBP	3,920,000	07/05/07	7,324
United States Dollar	4,703,200	SEK	32,401,104	07/05/07	149,493
United States Dollar	1,982,906	SGD	2,988,235	07/05/07	(6,551)
					(56,243)

Currency type abbreviations:
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—91.25%

Security description	Number of shares	Value ($)

Argentina—0.55%
Energy equipment & services—0.55%
Tenaris SA, ADR[1]	46,200	2,141,832

Brazil—8.12%
Banks—0.44%
Unibanco - Uniao de Bancos Brasileiros SA, GDR	17,400	1,688,844

Diversified telecommunication services—0.54%
Brasil Telecom Participacoes SA, ADR*	39,467	2,092,935

Electric utilities—0.80%
AES Tiete SA	26,200,000	973,777
CPFL Energia SA	58,500	907,267
CPFL Energia SA, ADR[1]	25,900	1,225,329
		3,106,373
Insurance—0.57%
Porto Seguro SA	64,400	2,216,316

Metals & mining—0.95%
Companhia Siderurgica Nacional SA (CSN)	45,200	1,958,348
Companhia Vale do Rio Doce (CVRD), ADR	50,000	1,709,500
		3,667,848
Oil & gas—1.04%
Petroleo Brasileiro SA- Petrobras	39,722	4,021,058

Paper & forest products—1.21%
Aracruz Celulose SA, ADR[1]	28,288	1,555,557
Votorantim Celulose e Papel SA, ADR[1]	155,050	3,097,899
		4,653,456
Retail—1.03%
Lojas Renner SA	280,300	3,967,616

Transportation infrastructure—1.31%
Companhia de Concessoes Rodoviarias (CCR)	324,289	5,072,454

Warehousing & harbor transportation services—0.23%
Santos-Brasil SA	73,500	904,682
Total Brazil common stocks		31,391,582

Chile—0.66%
Banks—0.43%
Banco Santander Chile SA, ADR	33,600	1,659,840

Water utilities—0.23%
Inversiones Aguas Metropolitanas SA (IAM), ADR[1,2]	36,000	891,004
Total Chile common stocks		2,550,844

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

China—4.72%
Banks—0.44%
China Construction Bank Corp.[2]	2,791,000	1,694,257

Construction materials—0.78%
Anhui Conch Cement Co. Ltd., Class H3,4	742,800	2,991,179

Insurance—0.44%
Ping An Insurance (Group) Co. of China Ltd.	323,000	1,713,555

Marine—0.36%
China Shipping Development Co. Ltd., Class H	736,000	1,379,501

Oil & gas—0.41%
PetroChina Co. Ltd., Class H	1,416,000	1,589,601

Real estate—0.65%
Shimao Property Holdings Ltd.[1]	1,187,300	2,500,050

Technology, hardware & equipment—0.32%
TPV Technology Ltd.[1]	1,862,000	1,246,806

Textiles & apparel—0.47%
Fountain Set (Holdings) Ltd.[1]	1,404,000	486,268
Texwinca Holdings Ltd.[1]	1,890,000	1,341,926
		1,828,194
Transportation infrastructure—0.85%
China Merchants Holdings International Co. Ltd.	296,000	1,292,212
Zhejiang Expressway Co. Ltd.[1]	2,440,000	2,004,344
		3,296,556
Total China common stocks		18,239,699

Czech Republic—1.53%
Banks—0.79%
Komercni Banka A.S.	16,266	3,047,824

Electric utilities—0.74%
CEZ	58,300	2,848,310
Total Czech Republic common stocks		5,896,134

Egypt—0.98%
Wireless telecommunication services—0.98%
Egyptian Co. for Mobile Services (MobiNil)	62,363	1,744,221
Orascom Telecom Holding SAE, GDR	30,158	2,020,514
Total Egypt common stocks		3,764,735

Hong Kong—4.64%
Electric utilities—0.59%
China Resources Power Holdings Co. Ltd.	1,304,000	2,293,796

Marine—0.67%
Pacific Basin Shipping Ltd.	2,583,000	2,577,834

Oil & gas—0.90%
China Petroleum & Chemical Corp. (Sinopec)	3,962,300	3,454,837
CNPC Hong Kong Ltd.	60,000	26,386
		3,481,223

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Hong Kong—(concluded)
Personal products—0.36%
Hengan International Group Co. Ltd.[1]	434,000	1,377,504

Textiles & apparel—0.44%
Ports Design Ltd.	609,000	1,714,313

Wireless telecommunication services—1.68%
China Mobile (Hong Kong) Ltd.	721,100	6,499,682
Total Hong Kong common stocks		17,944,352

Hungary—0.83%
Banks—0.53%
OTP Bank Rt.	40,492	2,058,638

Oil & gas—0.30%
MOL Hungarian Oil and Gas Nyrt.	9,500	1,157,929
Total Hungary common stocks		3,216,567

India—3.15%
Automobiles—0.42%
Hero Honda Motors Ltd.	98,184	1,632,114

Chemicals—0.69%
Reliance Industries Ltd.	70,859	2,671,377

Diversified telecommunication services—1.10%
Bharti Tele-Ventures Ltd.*	215,922	4,235,309

IT consulting & services—0.67%
Satyam Computer Services Ltd., ADR[1]	103,800	2,582,544

Metals & mining—0.27%
Tata Steel Ltd.	79,302	1,048,324
Total India common stocks		12,169,668

Indonesia—0.96%
Automobiles—0.38%
PT Astra International Tbk	931,000	1,461,987

Banks—0.06%
PT Bank Internasional Indonesia Tbk	11,378,374	233,805

Diversified telecommunication services—0.52%
PT Telekomunikasi Indonesia, Series B	1,760,173	2,027,852
Total Indonesia common stocks		3,723,644

Israel—2.80%
Banks—1.02%
Bank Hapoalim Ltd.	758,605	3,961,274

Chemicals—0.25%
Israel Chemicals Ltd.	125,538	958,418

Diversified telecommunication services—0.73%
Bezeq Israeli Telecommunication Corp. Ltd.	1,770,731	2,812,586

Pharmaceuticals—0.80%
Teva Pharmaceutical Industries Ltd., ADR[1]	80,500	3,083,955
Total Israel common stocks		10,816,233

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Kazakhstan—0.22%
Oil & gas—0.22%
KazMunaiGas Exploration Production, GDR*	41,600	861,120

Malaysia—5.75%
Banks—1.98%
Commerce Asset-Holding Berhad	923,000	2,889,493
Hong Leong Bank Berhad	1,260,100	2,343,398
Public Bank Berhad	836,500	2,405,887
		7,638,778
Consumer products—0.65%
Tanjong PLC	514,800	2,512,329

Hotels, restaurants & leisure—0.52%
Genting Berhad	819,200	2,021,133

Marine—0.67%
Malaysia International Shipping Co. Berhad	927,800	2,608,810

Plantations—0.65%
IOI Corp. Berhad	342,700	2,506,857

Wireless telecommunication services—1.28%
Maxis Communications Berhad[3,4]	1,301,900	4,945,850
Total Malaysia common stocks		22,233,757

Mexico—6.09%
Banks—0.99%
Banco Compartamos SA de C.V.*	97,142	491,302
Grupo Financiero Banorte SA de C.V., Series O	762,229	3,313,555
		3,804,857
Beverages—0.61%
Grupo Modelo SA de C.V., Series C	460,300	2,372,550

Construction materials—0.44%
Cemex SA de C.V., ADR*	51,662	1,679,015

Household products—0.57%
Kimberly-Clark de Mexico SA de C.V., Series A	492,200	2,202,157

Industrial conglomerates—0.25%
Grupo Carso SA de C.V., Series A1	246,068	977,586

Media—0.40%
Grupo Televisa SA, ADR	55,500	1,556,775

Metals & mining—0.54%
Industrias CH SA, Series B*	465,800	2,092,546

Multi-line retail—0.66%
Wal-Mart de Mexico SA de C.V., Series V1	650,100	2,551,274

Transportation infrastructure—0.46%
Grupo Aeroportuario del Pacifico SA de C.V., ADR	38,900	1,759,058

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Mexico—(concluded)
Wireless telecommunication services—1.17%
America Movil SA de C.V., ADR, Series L1	86,188	4,527,456
Total Mexico common stocks		23,523,274

Pakistan—0.50%
Banks—0.50%
MCB Bank Ltd., GDR	99,840	1,919,923

Panama—0.36%
Banks—0.36%
Banco Latinoamericano de Exportaciones SA, Class E	71,800	1,406,562

Philippines—0.37%
Diversified telecommunication services—0.37%
Philippine Long Distance Telephone Co., ADR[1]	26,800	1,431,388

Poland—0.99%
Banks—0.64%
Bank Pekao SA	18,614	1,736,501
Bank Zachodni WBK SA	6,700	727,604
		2,464,105
Diversified telecommunication services—0.35%
Telekomunikacja Polska SA	171,247	1,368,735
Total Poland common stocks		3,832,840

Russia—7.25%
Auto manufacturing/suppliers—0.38%
JSC Severstal-Auto[3]	47,400	1,481,250

Banks—1.20%
Sberbank	1,192	4,636,880

Electric utilities—1.01%
RAO Unified Energy System (UES), GDR	30,300	3,878,721

Metals & mining—1.08%
Chelyabinsk Zinc Factory, GDR3,*	19,700	268,905
Evraz Group SA, GDR	52,050	1,834,762
Mining & Metallurgical Co., Norilsk Nickel, ADR	10,650	2,076,750
		4,180,417
Oil & gas—2.33%
Gazprom, ADR	126,950	4,977,513
LUKOIL, ADR[1]	16,112	1,261,570
Surgutneftegaz OJSC, ADR[1]	42,767	2,775,578
		9,014,661
Wireless telecommunication services—1.25%
Mobile TeleSystems, ADR	87,560	4,824,556
Total Russia common stocks		28,016,485

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

South Africa—9.66%
Banks—1.65%
ABSA Group Ltd.	113,892	2,335,658
African Bank Investments Ltd.	845,090	4,050,897
		6,386,555
Diversified financials—1.17%
Alexander Forbes Ltd.*	493,617	1,153,024
Standard Bank Group Ltd.	215,552	3,367,489
		4,520,513
Diversified telecommunication services—0.53%
Telkom South Africa Ltd.	83,636	2,039,996

Food & drug retailing—0.18%
Massmart Holdings Ltd.	51,200	709,506

Food products—0.41%
Tiger Brands Ltd.	56,984	1,590,283

Health care equipment & supplies—0.40%
Aspen Pharmacare Holdings Ltd.*	283,768	1,547,813

Health care providers & services—0.53%
Network Healthcare Holdings Ltd.*	968,300	2,028,258

Industrial conglomerates—1.18%
Barloworld Ltd.	89,269	2,478,669
Remgro Ltd.	78,096	2,075,652
		4,554,321
Metals & mining—0.93%
Anglo Platinum Ltd.	13,751	2,211,487
Mittal Steel South Africa Ltd.	76,166	1,371,295
		3,582,782
Oil & gas—1.45%
Sasol Ltd.	163,358	5,606,660

Specialty retail—0.52%
Truworths International Ltd.	363,900	2,013,289

Wireless telecommunication services—0.71%
MTN Group Ltd.	187,645	2,737,795
Total South Africa common stocks		37,317,771

South Korea—11.98%
Banks—2.18%
Industrial Bank of Korea (IBK)	154,600	3,083,367
Kookmin Bank	43,370	3,891,064
Shinhan Financial Group Co. Ltd.	25,861	1,455,541
		8,429,972
Building products—0.32%
KCC Corp.	3,000	1,231,525

Construction & engineering—1.46%
Daelim Industrial Co. Ltd.	30,771	3,603,116

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

South Korea—(concluded)
Construction & engineering—(concluded)
Hyundai Development Co.	35,460	2,038,221
		5,641,337
Diversified financials—1.04%
Hana Financial Group, Inc.	76,783	4,024,852

Diversified telecommunication services—0.77%
KT Corp.	47,850	2,148,179
KT Corp., ADR	36,200	820,292
		2,968,471
Electric utilities—0.59%
Korea Electric Power Corp. (KEPCO)	56,360	2,281,306

Gas utilities—0.39%
Korea Gas Corp.	36,970	1,527,680

Insurance—0.42%
Samsung Fire & Marine Insurance Co. Ltd.	9,062	1,607,125

Machinery—1.44%
Hanjin Heavy Industries & Construction Co. Ltd.	52,900	2,374,817
Hyundai Heavy Industries Co. Ltd.	12,547	3,181,217
		5,556,034
Metals & mining—1.18%
Korea Zinc Co. Ltd.[1]	10,241	1,545,384
POSCO	7,172	3,012,028
		4,557,412
Retail—0.40%
Lotte Shopping Co. Ltd., GDR[1,2]	81,830	1,542,495

Semiconductor equipment & products—1.79%
Samsung Electronics Co. Ltd.	11,310	6,925,629
Total South Korea common stocks		46,293,838

Taiwan—13.68%
Banks—1.70%
Chinatrust Financial Holding Co. Ltd.	1,526,000	1,197,340
Mega Financial Holding Co. Ltd.	8,464,000	5,388,982
		6,586,322
Computers & peripherals—2.44%
Asustek Computer, Inc.	1,684,250	3,841,070
Inventec Co. Ltd.	2,009,000	1,477,632
Lite-On Technology Corp.	3,330,102	4,108,635
		9,427,337
Construction materials—0.65%
Taiwan Cement Corp.	2,806,154	2,492,713

Diversified telecommunication services—1.37%
Chunghwa Telecom Co. Ltd.	1,911,880	3,601,920
Chunghwa Telecom Co. Ltd., ADR	85,514	1,701,728
		5,303,648

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Taiwan—(concluded)
Electronic equipment & instruments—0.95%
HON HAI Precision Industry Co. Ltd. (Foxconn)	405,200	2,670,040
Synnex Technology International Corp.	802,820	1,007,290
		3,677,330
Food & drug retailing—0.77%
President Chain Store Corp.	1,159,000	2,966,675

Insurance—0.48%
Shin Kong Financial Holding Co. Ltd.	2,007,165	1,856,832

Semiconductor equipment & products—4.72%
MediaTek, Inc.	545,600	6,780,119
Siliconware Precision Industries Co.	983,000	1,867,417
Taiwan Semiconductor Manufacturing Co. Ltd.	4,220,397	8,615,160
Vanguard International Semiconductor Corp.	1,158,000	966,011
		18,228,707
Textiles & apparel—0.41%
Formosa Taffeta Co. Ltd.	1,766,000	1,597,273

Wireless telecommunication services—0.19%
Far EasTone Telecommunications Co. Ltd.	649,000	731,835
Total Taiwan common stocks		52,868,672

Thailand—3.03%
Banks—0.55%
Kasikornbank Public Co. Ltd., NVDR	646,400	1,249,858
Siam City Bank Public Co. Ltd.	1,765,300	878,217
		2,128,075
Construction materials—1.03%
Siam Cement Public Co. Ltd., NVDR[1]	597,600	3,976,881

Home builders—0.27%
Land & Houses Public Co. Ltd, NVDR	5,328,800	1,056,076

Metals & mining—0.53%
Banpu Public Co. Ltd., NVDR	334,994	2,054,468

Wireless telecommunication services—0.65%
Advanced Information Services Public Co. Ltd.	1,122,800	2,499,811
Total Thailand common stocks		11,715,311

Turkey—1.97%
Automobiles—0.27%
Tofas Turk Otomobil Fabrikasi A.S.	243,500	1,066,551

Banks—0.50%
Akbank T.A.S.	266,488	1,931,869

Diversified financials—0.57%
Turkiye Vakiflar Bankasi T.A.O.*	401,699	1,035,003
Turkiye Vakiflar Bankasi T.A.O., Class D	420,869	1,173,949
		2,208,952
Wireless telecommunication services—0.63%
Turkcell Iletisim Hizmetleri A.S. (Turkcell)	436,793	2,421,211
Total Turkey common stocks		7,628,583

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

Venezuela—0.46%
Metals & mining—0.46%
Ternium SA, ADR1,*	65,400	1,759,260
Total common stocks (cost—$266,143,883)		352,664,074

Preferred stocks—6.65%
Brazil—4.70%
Banks—1.12%
Banco Bradesco SA	102,904	2,202,878
Itausa—Investimentos Itau SA	387,352	2,116,886
		4,319,764
Chemicals—0.26%
Ultrapar Participacoes SA	32,340	1,003,112

Electric utilities—0.15%
AES Tiete SA	17,300,000	594,525

Metals & mining—2.09%
Companhia Vale do Rio Doce (CVRD), Class A	232,886	8,060,601

Oil & gas—1.08%
Petroleo Brasileiro SA-Petrobras	6,140	136,639
Petroleo Brasileiro SA-Petrobras, ADR	45,428	4,053,086
		4,189,725
Total Brazil preferred stocks		18,167,727
South Korea—1.95%
Automobiles—0.77%
Hyundai Motor Co.	91,580	2,979,243

Semiconductor equipment & products—1.18%
Samsung Electronics Co. Ltd.	9,695	4,560,486
Total South Korea preferred stocks		7,539,729
Total preferred stocks (cost—$15,830,671)		25,707,456

	Number of rights

Rights*—0.00%
Brazil—0.00%
Banks—0.00%
Itausa—Investimentos Itau SA exercise price BRL 8.400, expires 05/31/07	3,960	0

Thailand—0.00%
Diversified telecommunication services—0.00%
True Corporation Public Company Ltd. exercise price $0.5764, expires 03/31/08[3,4]	218,684	0
Total rights (cost—$0)		0

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000)[5]			Maturity dates	Interest rates (%)	Value ($)

Corporate bond[3,4,6,7]—0.00%
Brazil—0.00%
Metals & mining—0.00%
BRL	10	Companhia Vale do Rio Doce (cost—$0)	09/29/49	1.000	0

Repurchase agreement—1.94%
7,484		Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $666,201 US Treasury Bonds, 7.250% due 08/15/22 and $6,632,618 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$7,633,683); proceeds: $7,484,987 (cost—$7,484,000)	05/01/07	4.750	7,484,000

Number of shares (000)

Investments of cash collateral from securities loaned—8.05%
Money market funds[8]—4.17%
240	AIM Liquid Assets Portfolio	5.180	240,082
13	AIM Prime Portfolio	5.178	12,639
15,850	UBS Private Money Market Fund LLC[9]	5.216	15,849,545
Total money market funds (cost—$16,102,266)			16,102,266

Principal amount (000)[5]

Repurchase agreement—3.88%
15,000	Repurchase agreement dated 04/30/07 with Barclays Bank PLC, collateralized by $15,489,000 Federal National Mortgage Association obligations, zero coupon due 07/25/07; (value—$15,300,034); proceeds: $15,002,175	05/01/07	5.220	15,000,000
Total investments of cash collateral from securities loaned (cost—$31,102,266)				31,102,266
Total investments (cost—$320,560,820)[10,11]—107.89%				416,957,796
Liabilities in excess of other assets—(7.89)%				(30,495,212)
Net assets—100.00%				386,462,584

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2007.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.07% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

UBS PACE Select Advisors Trust

UBS PACE International Emerging Markets Equity Investments

Schedule of investments – April 30, 2007 (unaudited)

3	Illiquid securities representing 2.51% of net assets.
4	Security is being fair valued by a valuation committee under the direction of the board of trustees.
5	In US Dollars unless otherwise indicated.
6	Perpetual bond security. The maturity date represents the final maturity.
7	Variable rate security. The interest rate shown is the current rate as of April 30, 2007, and resets periodically.
8	Interest rates shown reflect yields at April 30, 2007.
9	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended April 30, 2007.

Security description	Value at 07/31/06 ($)	Purchases during the nine months ended 04/30/07 ($)	Sales during the nine months ended 04/30/07 ($)	Value at 04/30/07 ($)	Net income earned from affiliate for the nine months ended 04/30/07 ($)
UBS Private Money Market Fund LLC	7,875,884	224,503,755	216,530,094	15,849,545	78,925

10	Includes $29,442,743 of investments in securities on loan, at value.
11

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $100,875,976 and $4,479,000, respectively, resulting in net unrealized appreciation of investments of $96,396,976.

ADR	American Depositary Receipt
BRL	Brazilian Real
GDR	Global Depositary Receipt
NVDR	Non Voting Depositary Receipt

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—94.91%

Security description	Number of shares	Value ($)

Australia—9.28%
Diversified—2.08%
Abacus Property Group	64,862	106,125
DB RREEF Trust	239,487	356,619
Mirvac Group	43,632	189,462
		652,206
Hotels—0.32%
Thakral Holdings Group	121,980	101,116

Office—3.20%
Investa Property Group	135,373	299,182
Tishman Speyer Office Fund	135,282	297,536
Valad Property Group	220,793	409,476
		1,006,194
Other—0.28%
Australian Education Trust	59,411	88,158

Residential—0.55%
ING Real Estate Community Living Group	153,539	172,686

Retail—2.85%
Macquarie DDR Trust	52,479	54,377
Westfield Group	48,649	842,871
		897,248
Total Australia common stocks		2,917,608

Brazil—1.49%
Retail—1.49%
BR Malls Participacoes SA*	21,509	157,789
Iguatemi Empresa de Shopping Centers SA*	19,781	312,234
Total Brazil common stocks		470,023

Canada—4.00%
Office—2.99%
Allied Properties Real Estate Investment Trust	7,500	150,960
Brookfield Properties Corp.	15,378	631,574
Dundee Real Estate Investment Trust	4,400	158,969
		941,503
Residential—1.01%
Boardwalk Real Estate Investment Trust	7,800	317,299
Total Canada common stocks		1,258,802

China—1.92%
Diversified—1.92%
China Overseas Land & Investment Ltd.	368,000	447,804
Shui On Land Ltd.*	182,000	156,315
Total China common stocks		604,119

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

France—4.70%
Diversified—2.74%
Fonciere des Regions	1,649	313,342
Unibail Holding	1,982	546,854
		860,196
Industrial—0.73%
Societe Immobiliere de Location pour l’Industrie et le Commerce (Silic)	1,329	230,172

Retail—1.23%
Klepierre	2,024	387,662
Total France common stocks		1,478,030

Germany—0.99%
Residential—0.99%
Eurocastle Investment Ltd.	3,054	160,715
Patrizia Immobilien AG*	7,137	151,109
		311,824

Hong Kong—4.47%
Diversified—2.72%
Kerry Properties Ltd.	63,500	316,365
Sino Land Co. Ltd.	74,000	154,943
Sun Hung Kai Properties Ltd.	33,000	384,590
		855,898
Office—1.75%
Hongkong Land Holdings Ltd.	118,000	549,076
Total Hong Kong common stocks		1,404,974

Japan—12.71%
Diversified—5.96%
Kenedix Realty Investment Corp.	41	305,416
Mitsubishi Estate Co. Ltd.	41,000	1,269,246
Nomura Real Estate Holdings, Inc.*	8,900	300,128
		1,874,790
Office—6.05%
Japan Excellent, Inc.	29	297,295
Japan Prime Realty Investment Corp.	51	231,854
Mitsui Fudosan Co. Ltd.	37,000	1,080,463
Nippon Commercial Investment Corp.*	58	292,829
		1,902,441
Residential—0.70%
New City Residence Investment Corp.	39	220,572
Total Japan common stocks		3,997,803

Mexico—0.81%
Residential—0.81%
Urbi, Desarrollos Urbanos, SA de C.V.*	60,688	253,515

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Netherlands—1.00%
Retail—1.00%
Rodamco Europe NV	2,139	315,418

Singapore—3.49%
Office—0.76%
Suntec Real Estate Investment Trust	178,000	237,603

Residential—1.96%
Capitaland Ltd.	69,000	380,626
Keppel Land Ltd.	41,000	236,558
		617,184
Retail—0.77%
CapitaMall Trust	93,000	241,779
Total Singapore common stocks		1,096,566

United Kingdom—11.22%
Diversified—3.76%
British Land Co. PLC	27,088	791,258
Land Securities Group PLC	10,065	391,863
		1,183,121
Industrial—0.25%
Segro PLC	5,175	79,332

Office—5.18%
Derwent London PLC	12,741	540,987
Great Portland Estates PLC	27,313	390,807
Mapeley Ltd.	5,144	379,963
Minerva PLC*	38,776	317,288
		1,629,045
Residential—1.01%
Unite Group PLC	31,224	318,307

Retail—1.02%
Capital & Regional PLC	5,165	157,950
Dawnay Day Carpathian PLC	62,819	160,500
		318,450
Total United Kingdom common stocks		3,528,255

United States—38.83%
Diversified—2.96%
Vornado Realty Trust[1]	7,847	930,889

Healthcare—1.26%
Ventas, Inc.	9,397	396,177

Hotels—3.96%
Host Hotels & Resorts, Inc.[1]	24,342	624,129
Morgans Hotel Group Co.*	7,059	156,357
Orient-Express Hotels Ltd., Class A	4,447	234,134
Starwood Hotels & Resorts Worldwide, Inc.	3,444	230,817
		1,245,437
Industrial—5.44%
AMB Property Corp.[1]	7,659	466,510
ProLogis	16,815	1,089,612

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks-(concluded)

Security description	Number of shares	Value ($)

United States—(concluded)

Industrial—(concluded)
Public Storage, Inc.	1,663	155,191
		1,711,313
Office—6.46%
Alexandria Real Estate Equities, Inc.[1]	2,957	312,999
BioMed Realty Trust, Inc.[1]	5,487	157,532
Boston Properties, Inc.[1]	4,664	548,300
Corporate Office Properties Trust[1]	6,579	309,937
Digital Realty Trust, Inc.	3,894	157,512
Douglas Emmett, Inc.[1]	5,924	154,320
SL Green Realty Corp.	2,766	389,729
		2,030,329
Other—0.72%
Gramercy Capital Corp.	7,030	227,702

Residential—6.89%
American Campus Communities, Inc.[1]	7,660	234,549
Archstone-Smith Trust	11,946	622,506
AvalonBay Communities, Inc.	5,033	615,335
Equity Residential[1]	6,695	310,849
Essex Property Trust, Inc.[1]	2,986	384,776
		2,168,015
Retail—11.14%
Developers Diversified Realty Corp.[1]	7,189	468,004
General Growth Properties, Inc.[1]	6,078	388,080
Kimco Realty Corp.[1]	16,134	775,561
Regency Centers Corp.	5,647	465,313
Simon Property Group, Inc.	9,473	1,092,047
Weingarten Realty Investors	6,532	312,622
		3,501,627
Total United States common stocks		12,211,489
Total common stocks (cost—$29,504,291)		29,848,426

Number of rights

Rights*—0.01%
Australia—0.01%
Residential—0.01%
ING Real Estate Community Living Group, exercise price AUD 1.34, expires 06/05/07 (cost—$0)	55,012	3,198

UBS PACE Select Advisors Trust

UBS PACE Global Real Estate Securities Investments

Schedule of investments – April 30, 2007 (unaudited)

Principal amount (000) ($)		Maturity date	Interest rates(%)	Value ($)

Repurchase agreement—6.25%
1,966	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $175,007 US Treasury Bonds, 7.250% due 08/15/22 and $1,742,347 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$2,005,321); proceeds: $1,966,259 (cost—$1,966,000)	05/01/07	4.750	1,966,000

Number of shares (000)

Investments of cash collateral from securities loaned—12.68%
Money market funds[2]—12.68%
0	[3]	AIM Liquid Assets Portfolio	5.180	265
3		AIM Prime Portfolio	5.178	2,816
3,983		UBS Private Money Market Fund LLC[4]	5.216	3,983,169
Total investments of cash collateral from securities loaned (cost—$3,986,250)				3,986,250
Total investments (cost—$35,456,541)[5,6]—113.85%				35,803,874
Liabilities in excess of other assets—(13.85)%				(4,356,575)
Net assets—100.00%				31,447,299

*	Non-income producing security.
1	Security, or portion thereof, was on loan at April 30, 2007.
2	Interest rates shown reflect yield at April 30, 2007.
3	Amount represents less than 500 shares.
4	The table below details the Portfolio’s transaction activity in an affiliated issuer during the period ended April 30, 2007.

Security description	Value at 11/30/06[7] ($)	Purchases during the period ended 04/30/07 ($)	Sales during the period ended 04/30/07 ($)	Value at 04/30/07 ($)	Net income earned from affiliate for the period ended 04/30/07 ($)

UBS Private Money Market Fund LLC	—	8,927,261	4,944,092	3,983,169	390

5	Includes $3,804,132 of investments in securities on loan, at value.
6

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $761,736 and $414,403, respectively, resulting in net unrealized appreciation of investments of $347,333.

7	The Portfolio commenced operations on November 30, 2006.

Forward foreign currency contract

	Contract to	In		Maturity	Unrealized
	receive	exchange for		date	depreciation ($)
United States Dollar	15,492	CAD	17,134	05/02/07	(54)

Currency type abbreviation:

CAD	Canadian Dollar

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—73.81%

	Number of
Security description	shares	Value ($)

Argentina—0.02%
Diversified financials—0.02%
Banco Macro SA, ADR	2,100	76,020

Australia—3.54%
Banks—0.18%
National Australia Bank Ltd.	9,705	345,033
Westpac Banking Corp.	11,380	254,445
		599,478
Health care equipment & supplies—0.09%
Ansell Ltd.	31,210	287,715

Metals & mining—1.68%
Alumina Ltd.	126,304	744,385
BHP Billiton Ltd.	129,717	3,168,183
Energy Resources of Australia Ltd.	77,597	1,595,335
		5,507,903
Oil & gas—0.53%
Paladin Resources Ltd.*	228,187	1,761,343

Real estate—1.06%
DB RREEF Trust	533,518	794,460
GPT Group	472,098	1,928,995
ING Industrial Fund	168,879	341,196
Macquarie Office Trust	313,282	414,942
		3,479,593
Total Australia common stocks		11,636,032

Austria—0.66%
Banks—0.10%
Erste Bank der oesterreichischen Sparkassen AG	4,050	324,815

Real estate—0.56%
Immofinanz Immobilien Anlagen AG*	114,177	1,854,953
Total Austria common stocks		2,179,768

Belgium—0.92%
Banks—0.16%
Dexia SA	7,394	240,659
KBC GROEP NV	2,149	283,684
		524,343
Chemicals—0.24%
Solvay SA, Class A	4,889	772,493

Food & drug retailing—0.10%
Colruyt SA	1,355	318,453

Pharmaceuticals—0.42%
UCB SA	23,391	1,390,639
Total Belgium common stocks		3,005,928

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Bermuda—1.27%
Biotechnology—0.14%
Mingyuan Medicare Development Co. Ltd.	4,820,000	481,459

Diversified financials—0.23%
Assured Guaranty Ltd.	26,400	744,744

Food & drug retailing—0.12%
People’s Food Holdings Ltd.	300,000	385,876

Hotels, restaurants & leisure—0.16%
Shangri-La Asia Ltd.	214,000	522,303

Marine—0.11%
Cosco Pacific Ltd.	152,000	366,386

Real estate—0.15%
Kerry Properties Ltd.	39,500	196,794
Sinofert Holdings Ltd.	566,000	286,620
		483,414
Retail—0.11%
Huabao International Holdings Ltd.	625,000	356,381

Textiles & apparel—0.25%
Ports Design Ltd.	193,500	544,695
Texwinca Holdings Ltd.	420,000	298,206
		842,901
Total Bermuda common stocks		4,183,464

Brazil—0.81%
Banks—0.05%
Banco Itau Holding Financiera SA, ADR	4,600	177,468

Commercial services & supplies—0.02%
Localiza Rent A Car SA	5,100	52,353

Internet & catalog retail—0.03%
Submarino SA	2,700	96,403

Metals & mining—0.56%
Companhia Vale do Rio Doce (CVRD), ADR	45,400	1,843,694

Oil & gas—0.13%
Petroleo Brasileiro SA, ADR	4,400	445,412

Real estate—0.02%
Cyrela Brazil Realty SA	5,500	57,678
Total Brazil common stocks		2,673,008

Canada—3.36%
Banks—0.60%
Bank of Montreal	4,200	262,845
Bank of Nova Scotia	10,200	490,655
Canadian Imperial Bank of Commerce	6,600	580,971
Royal Bank of Canada	12,400	645,976
		1,980,447
Chemicals—0.17%
Methanex Corp.	23,500	560,028

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Canada—(concluded)
Communications equipment—0.14%
Nortel Networks Corp.*	10,400	237,254
Research In Motion Ltd.*	1,700	223,317
		460,571
Diversified telecommunication services—0.08%
Telus Corp.	4,700	260,598

Electronic equipment & instruments—0.70%
Onex Corp.	65,100	2,287,503

Gas utilities—0.12%
TransCanada Corp.	10,700	381,475

Metals & mining—1.02%
Cameco Corp.	5,100	237,762
Energy Metals Corp.*	131,100	1,679,649
SXR Uranium One, Inc.*	95,670	1,435,179
		3,352,590
Oil & gas—0.53%
Canadian Natural Resources Ltd.	4,700	280,078
Canadian Oil Sands Trust	7,200	195,650
Encana Corp.	10,800	565,348
Suncor Energy, Inc.	5,400	433,255
Talisman Energy, Inc.	15,100	286,518
		1,760,849
Total Canada common stocks		11,044,061

Cayman Islands—0.83%
Automobiles—0.04%
Geely Automobile Holdings Ltd.	980,000	127,674

Electronic equipment & instruments—0.13%
Kingboard Chemical Holdings Ltd.	89,500	413,622

Hotels, restaurants & leisure—0.22%
Ctrip.com International Ltd., ADR	6,620	469,491
Melco PBL Entertainment (Macau) Ltd., ADR	14,900	259,558
		729,049
Industrial conglomerates—0.16%
Golden Meditech Co. Ltd.*	1,168,000	505,602

Machinery—0.07%
Prime Success International Group Ltd.	352,000	231,404

Personal products—0.09%
Hengan International Group Co. Ltd.	96,000	304,701

Pharmaceuticals—0.12%
China Shineway Pharmaceutical Group Ltd.	573,000	402,186
Total Cayman Islands common stocks		2,714,238

Chile—0.03%
Electric utilities—0.03%
Enersis SA, ADR	4,400	83,336

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

China—1.83%
Automobiles—0.09%
Dongfeng Motor Corp., Class H*	556,000	294,075

Banks—0.13%
China CITIC Bank, Class H*	4,000	3,360
China Merchants Bank Co. Ltd., Class H*	98,000	239,480
Industrial & Commercial Bank of China, Class H*	318,000	173,840
		416,680
Chemicals—0.04%
Sinopec Shanghai Petrochemical Co. Ltd., Class H	246,000	140,314

Commercial services & supplies—0.10%
Travelsky Technology Ltd., Class H	191,000	325,158

Electric utilities—0.23%
Datang International Power Generation Co. Ltd., Class H	498,000	572,705
Huaneng Power International, Inc., Class H	188,000	190,546
		763,251
Energy equipment & services—0.20%
China Oilfield Services Ltd., Class H	784,000	663,631

Health care equipment & supplies—0.12%
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	234,000	408,425

Machinery—0.17%
Shanghai Prime Machinery Co. Ltd., Class H*	982,000	408,882
Weichai Power Co. Ltd., Class H	24,000	137,313
		546,195
Metals & mining—0.33%
China Shenhua Energy Co. Ltd., Class H	68,000	169,170
Jiangxi Copper Co. Ltd.	364,000	514,782
Yanzhou Coal Mining Co. Ltd., Class H	394,000	406,521
		1,090,473
Multi-line retail—0.01%
Wumart Stores, Inc., Class H1	32,000	22,516

Oil & gas—0.03%
China Petroleum and Chemical Corp. (Sinopec), ADR	1,300	113,373

Pharmaceuticals—0.16%
Guangzhou Pharmaceutical Co. Ltd., Class H	756,000	539,966

Real estate—0.12%
Shanghai Forte Land Co. Ltd., Class H	904,000	402,170

Transportation infrastructure—0.05%
Jiangsu Expressway Co. Ltd., Class H	176,000	147,821

Wireless telecommunication services—0.05%
China Mobile (Hong Kong) Ltd.	16,500	148,724
Total China common stocks		6,022,772

Denmark—0.94%
Banks—0.13%
Danske Bank A/S	9,300	433,863

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Denmark—(concluded)
Beverages—0.57%
Carlsberg A/S, Class B	16,700	1,869,651

Health care equipment & supplies—0.18%
William Demant Holding A/S*	6,050	581,495

Marine—0.06%
Torm D/S	3,050	214,983
Total Denmark common stocks		3,099,992

Egypt—0.15%
Telecommunications—0.15%
Orascom Telecom Holding SAE	19,832	272,946
Orascom Telecom Holding SAE, GDR	3,400	227,792
Total Egypt common stocks		500,738

Finland—0.48%
Diversified telecommunication services—0.10%
Nokia Oyj	12,708	321,253

Metals & mining—0.38%
Outokumpu Oyj	37,553	1,243,331
Total Finland common stocks		1,564,584

France—1.57%
Automobiles—0.10%
PSA Peugeot Citroen	3,988	323,316

Construction & engineering—0.09%
Alstom*	2,044	303,146

Food products—0.61%
Groupe Danone	12,299	2,014,183

Health care equipment & supplies—0.07%
Essilor International SA	2,025	243,573

Insurance—0.12%
Axa	8,318	380,201

Multi-line retail—0.12%
PPR	2,200	381,400

Oil & gas—0.12%
Total SA	5,273	389,314

Pharmaceuticals—0.14%
Sanofi-Aventis	4,966	456,013

Semiconductor equipment & products—0.04%
Silicon-on-Insulator Technologies*	5,959	139,410

Textiles & apparel—0.16%
LVMH Moet Hennessy Louis Vuitton SA	4,476	521,192
Total France common stocks		5,151,748

Germany—2.67%
Airlines—0.80%
Deutsche Lufthansa AG	87,332	2,624,122

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Germany—(concluded)
Automobiles—0.08%
DaimlerChrysler AG	3,323	270,669

Banks—0.03%
Deutsche Bank AG	630	97,066

Chemicals—0.59%
BASF AG	16,446	1,951,700

Electric utilities—0.10%
E.ON AG	2,063	310,528

Electrical equipment—0.15%
Siemens AG	3,982	480,877

Metals & mining—0.57%
Salzgitter AG	11,338	1,877,414

Multi-line retail—0.11%
KarstadtQuelle AG*	9,011	348,173

Pharmaceuticals—0.01%
Merck KGaA	248	33,020

Semiconductor equipment & products—0.04%
Infineon Technologies AG*	9,301	145,037

Specialty retail—0.19%
Douglas Holding AG	9,780	619,296
Total Germany common stocks		8,757,902

Greece—0.04%
Banks—0.04%
EFG Eurobank Ergasias	2,815	116,835

Hong Kong—1.51%
Airlines—0.06%
Cathay Pacific Airways Ltd.	73,000	189,680

Distributors—0.11%
China Resources Enterprise Ltd.	114,000	379,008

Diversified financials—1.17%
Hong Kong Exchanges & Clearing Ltd.	78,500	747,428
Swire Pacific Ltd.	270,500	3,092,444
		3,839,872
Industrial conglomerates—0.06%
Melco International Development Ltd.	94,000	183,289

Machinery—0.05%
Techtronic Industries Co. Ltd.	127,500	169,109

Multi-utilities—0.06%
China Power International Development Ltd.	351,000	182,125
Total Hong Kong common stocks		4,943,083

India—0.05%
IT consulting & services—0.05%
Infosys Technologies Ltd., ADR	900	47,115

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

India—(concluded)
IT consulting & services (concluded)
Satyam Computer Services Ltd., ADR	4,700	116,936
Total India common stocks		164,051

Indonesia—0.04%
Diversified telecommunication services—0.04%
PT Telekomunikasi Indonesia, ADR	2,800	128,604

Israel—0.09%
Banks—0.02%
Bank Hapoalim B.M.	14,909	77,852

Pharmaceuticals—0.07%
Teva Pharmaceutical Industries Ltd., ADR	5,500	210,705
Total Israel common stocks		288,557

Italy—2.77%
Automobiles—0.93%
Fiat SpA*	103,402	3,040,131

Banks—0.36%
Banca Intesa SpA	83,189	695,882
UniCredito Italiano SpA	47,673	488,659
		1,184,541
Construction materials—0.27%
Italcementi SpA	27,644	881,760

Electric utilities—0.04%
Enel SpA	12,459	141,834

Insurance—1.04%
Compagnia Assicuratrice Unipol SpA	537,230	1,987,036
Fondiaria-Sai SpA	27,205	1,440,179
		3,427,215
Oil & gas—0.11%
ENI SpA	10,473	347,525

Textiles & apparel—0.02%
Tod’s SpA	887	83,095
Total Italy common stocks		9,106,101

Japan—4.58%
Auto components—0.07%
Aisin Seiki Co. Ltd.	6,700	220,250

Automobiles—0.01%
Daihatsu Motor Co. Ltd.	5,000	41,948

Banks—0.05%
Mitsubishi UFJ Financial Group, Inc. (MUFG)	15	156,820

Chemicals—0.34%
Mitsui Chemicals, Inc.	136,000	1,119,329

Computers & peripherals—0.25%
Mitsumi Electric Co. Ltd.	24,400	812,907

Electrical equipment—0.31%
Mitsubishi Electric Corp.	104,000	1,008,154

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Japan—(concluded)
Electronic equipment & instruments—0.09%
OMRON Corp.	3,900	104,439
TDK Corp.	2,100	182,176
		286,615
Household durables—0.08%
Sony Corp.	5,200	276,976

Machinery—0.06%
Komatsu Ltd.	9,100	215,838

Metals & mining—0.39%
Nisshin Steel Co. Ltd.	315,000	1,269,178

Office electronics—0.18%
Canon, Inc.	5,900	329,871
Ricoh Co. Ltd.	12,000	263,165
		593,036
Oil & gas—0.70%
Nippon Mining Holdings, Inc.	30,000	241,100
Nippon Oil Corp.	267,000	2,050,393
		2,291,493
Pharmaceuticals—0.46%
Astellas Pharma, Inc.	13,000	567,303
Daiichi Sankyo Co. Ltd.	12,700	378,616
Eisai Co. Ltd.	11,800	560,796
		1,506,715
Semiconductor equipment & products—0.81%
Sumco Corp.	61,600	2,679,830

Tobacco—0.15%
Japan Tobacco, Inc.	101	493,052

Trading companies & distributors—0.63%
Sojitz Corp.*	550,700	2,069,476
Total Japan common stocks		15,041,617

Luxembourg—0.05%
Metals & mining—0.05%
Evraz Group SA, GDR	4,250	149,812

Malaysia—0.04%
Electric utilities—0.01%
Tenaga Nasional Berhad	14,500	48,019

Wireless telecommunication services—0.03%
Maxis Communications Berhad[1]	24,900	94,594
Total Malaysia common stocks		142,613

Mexico—0.19%
Beverages—0.04%
Fomento Economico Mexicano SA de C.V., ADR	1,300	139,997

Transportation infrastructure—0.05%
Grupo Aeroportuario del Pacifico SA de C.V., ADR	3,700	167,314

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Mexico—(concluded)
Wireless telecommunication services—0.10%
America Movil SA de C.V., ADR, Series L	6,300	330,939
Total Mexico common stocks		638,250

Netherlands—0.83%
Aerospace & defense—0.03%
AerCap Holdings NV*	3,600	105,012

Diversified financials—0.09%
ING Groep N.V.	6,686	303,511

Diversified telecommunication services—0.41%
Koninklijke (Royal) KPN NV	80,054	1,355,961

Energy equipment & services—0.10%
Schlumberger Ltd.	4,300	317,469

Food & drug retailing—0.02%
X 5 Retail Group NV, GDR*	1,877	56,757

Household durables—0.12%
Koninklijke (Royal) Philips Electronics N.V.	9,722	397,585

Pharmaceuticals—0.06%
Zentiva N.V.	2,529	182,353
Total Netherlands common stocks		2,718,648

New Zealand—0.49%
Construction materials—0.49%
Fletcher Building Ltd.	190,167	1,601,460

Norway—0.87%
Construction & engineering—0.25%
Aker Kvaerner ASA	35,050	827,004

Oil & gas—0.62%
Norsk Hydro ASA	7,150	247,169
Prosafe ASA	108,300	1,668,872
Statoil ASA	4,150	116,545
		2,032,586
Total Norway common stocks		2,859,590

Russia—0.52%
Commercial services & supplies—0.07%
OAO TMK, GDR2,*	6,100	222,040

Industrial conglomerates—0.04%
Mining & Metallurgical Co., Norilsk Nickel, ADR	700	136,500

Oil & gas—0.41%
Gazprom, ADR[3]	866	34,034
Gazprom, ADR[4]	19,220	753,586
LUKOIL, ADR	7,200	563,760
		1,351,380
Total Russia common stocks		1,709,920

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Singapore—0.56%
Airlines—0.04%
Singapore Airlines Ltd.	12,000	142,785

Banks—0.10%
DBS Group Holdings Ltd.	24,000	332,668

Electronic equipment & instruments—0.18%
Flextronics International Ltd.5,*	20,900	233,035
Venture Corp. Ltd.	36,000	368,757
		601,792
Real estate—0.18%
Suntec Real Estate Investment Trust	436,000	581,993

Schools—0.06%
Raffles Education Corp. Ltd.	123,000	183,260
Total Singapore common stocks		1,842,498

South Africa—0.45%
Metals & mining—0.31%
Anglo Platinum Ltd.	6,273	1,008,847

Oil & gas—0.07%
Sasol Ltd.	6,287	215,778

Specialty retail—0.04%
Truworths International Ltd.	26,336	145,705

Wireless telecommunication services—0.03%
MTN Group Ltd.	7,230	105,488
Total South Africa common stocks		1,475,818

South Korea—0.30%
Construction & engineering—0.03%
Doosan Heavy Industries and Construction Co. Ltd.	1,090	85,293

Diversified financials—0.08%
Samsung Securities Co. Ltd.	1,295	75,715
Shinhan Financial Group Co. Ltd., ADR	1,700	190,672
		266,387
Multi-line retail—0.07%
Shinsegae Co. Ltd.	335	227,483

Oil & gas—0.02%
SK Corp.	764	83,092

Pharmaceuticals—0.02%
Hanmi Pharm Co. Ltd.	420	55,296

Semiconductor equipment & products—0.08%
Samsung Electronics Co. Ltd., GDR*	843	258,801
Total South Korea common stocks		976,352

Spain—1.27%
Banks—0.10%
Banco Bilbao Vizcaya Argentaria SA	4,944	117,761
Banco Santander Central Hispano SA	12,297	219,209
		336,970

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Spain—(concluded)
Hotels, restaurants & leisure—0.30%
NH Hoteles SA	44,671	994,727

Specialty retail—0.87%
Industria de Diseno Textil SA	46,491	2,849,905
Total Spain common stocks		4,181,602

Sweden—1.31%
Banks—0.26%
Nordea Bank AB	35,461	612,943
Skandinaviska Enskilda Banken AB	6,407	234,157
		847,100
Machinery—1.05%
Volvo AB, Class B6	170,515	3,311,534
Volvo AB, Class B1,3,*	34,103	127,249
		3,438,783
Total Sweden common stocks		4,285,883

Switzerland—2.76%
Banks—0.16%
Credit Suisse Group	3,005	236,140
Julius Baer Holding Ltd.	4,300	299,566
		535,706
Construction materials—1.05%
Holcim Ltd.	32,251	3,448,650

Diversified telecommunication services—0.64%
Swisscom AG	5,916	2,082,956

Electrical equipment—0.12%
ABB Ltd.	19,774	395,221

Food products—0.23%
Nestle SA	1,901	753,135

Insurance—0.50%
Swiss Re	17,431	1,643,394

Machinery—0.06%
Schindler Holding AG	3,284	209,752
Total Switzerland common stocks		9,068,814

Taiwan—0.31%
Airlines—0.08%
Eva Airways Corp.	677,000	266,207

Diversified financials—0.04%
Fuhwa Financial Holdings Co. Ltd.*	288,095	124,063

Electronic equipment & instruments—0.05%
HON HAI Precision Industry Co. Ltd. (Foxconn)	26,000	171,325

Insurance—0.02%
Cathay Financial Holding Co. Ltd.	39,000	78,950

Leisure equipment & products—0.06%
Giant Manufacturing Co. Ltd.	114,000	185,104

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

	Number of
Security description	shares	Value ($)

Taiwan—(concluded)
Semiconductor equipment & products—0.03%
Powertech Technology, Inc.	28,000	104,170

Textiles & apparel—0.03%
POU Chen Corp.	95,000	99,076
Total Taiwan common stocks		1,028,895

Thailand—0.02%
Diversified telecommunication services—0.02%
True Corporation Public Company Ltd.*	306,600	53,782

Turkey—0.08%
Banks—0.04%
Akbank T.A.S.	7,826	56,734
Turkiye Garanti Bankasi AS	16,287	78,573
		135,307
Industrial conglomerates—0.04%
Koc Holding AS*	27,291	133,359
Total Turkey common stocks		268,666

United Kingdom—6.32%
Airlines—0.36%
British Airways PLC*	117,016	1,176,828

Banks—0.63%
HBOS PLC	36,717	788,103
HSBC Holdings PLC	19,578	361,585
Royal Bank of Scotland Group PLC	23,844	912,456
		2,062,144
Commercial services & supplies—0.72%
De La Rue PLC	14,679	207,741
WPP Group PLC	146,498	2,169,290
		2,377,031
Construction & engineering—0.09%
Balfour Beatty PLC	31,052	286,648

Diversified financials—0.09%
Amvescap PLC	25,478	298,612

Electronic equipment & instruments—0.09%
Cookson Group PLC	22,414	294,399

Food & drug retailing—1.43%
J Sainsbury PLC	379,527	4,321,469
Tesco PLC	42,184	387,646
		4,709,115
Hotels, restaurants & leisure—0.07%
Punch Taverns PLC	9,404	242,589

Household durables—0.28%
Barratt Developments PLC	42,796	919,667

Household products—1.26%
Reckitt Benckiser PLC	75,611	4,143,234

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United Kingdom—(concluded)
Insurance—0.19%
Old Mutual PLC	116,235	412,675
Resolution PLC	17,349	223,759
		636,434
Machinery—0.35%
Charter PLC*	55,690	1,136,217

Metals & mining—0.28%
Anglo American PLC	17,368	919,163

Oil & gas—0.29%
BG Group PLC	24,078	347,495
BP PLC	25,036	281,298
Royal Dutch Shell PLC	9,464	335,356
		964,149
Pharmaceuticals—0.12%
AstraZeneca PLC	6,909	375,985

Real estate—0.07%
Brixton PLC	22,457	213,549
Total United Kingdom common stocks		20,755,764

United States—29.28%
Aerospace & defense—0.74%
Northrop Grumman Corp.[5]	5,866	431,972
Raytheon Co.[5]	37,400	2,002,396
		2,434,368
Automobiles—0.06%
Ford Motor Co.	25,400	204,216

Banks—0.32%
PNC Financial Services Group, Inc.[5]	7,700	570,570
US Bancorp[5]	13,700	470,595
		1,041,165
Biotechnology—0.28%
Amgen, Inc.*	2,700	173,178
Gilead Sciences, Inc.*	6,700	547,524
MedImmune, Inc.*	3,500	198,380
		919,082
Commercial services & supplies—1.08%
Convergys Corp.5,*	38,453	971,323
Manpower, Inc.[5]	31,900	2,559,975
		3,531,298
Communications equipment—0.17%
Cisco Systems, Inc.*	8,900	237,986
Qualcomm, Inc.	7,500	328,500
		566,486
Computers & peripherals—0.74%
Apple, Inc.*	2,800	279,440
EMC Corp.*	17,000	258,060
Hewlett-Packard Co.[5]	44,968	1,894,951
		2,432,451

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United States—(continued)
Diversified financials—4.82%
Ameriprise Financial, Inc.[5]	6,400	380,608
Countrywide Financial Corp.[5]	9,300	344,844
Goldman Sachs Group, Inc.[5]	21,215	4,637,811
Lehman Brothers Holdings, Inc.[5]	20,010	1,506,353
Merrill Lynch & Co., Inc.[5]	42,958	3,876,101
Morgan Stanley[5]	58,127	4,883,249
Nasdaq Stock Market, Inc.*	6,000	195,360
		15,824,326
Diversified telecommunication services—1.53%
AT&T, Inc.[5]	129,604	5,018,267

Electric utilities—1.55%
FirstEnergy Corp.[5]	22,300	1,526,212
PG&E Corp.[5]	48,900	2,474,340
Reliant Energy, Inc.5,*	24,200	538,934
Xcel Energy, Inc.[5]	23,100	556,479
		5,095,965
Electronic equipment & instruments—1.49%
Belden CDT, Inc.	15,400	860,552
Thermo Fisher Scientific, Inc.5,*	68,200	3,550,492
Varian, Inc.*	8,200	475,272
		4,886,316
Energy equipment & services—0.48%
Baker Hughes, Inc.	3,000	241,170
GlobalSantaFe Corp.	3,400	217,362
Halliburton Co.	10,847	344,609
Nabors Industries Ltd.*	2,000	64,240
Transocean, Inc.*	3,000	258,600
Weatherford International Ltd.*	8,500	446,165
		1,572,146
Food & drug retailing—0.06%
Safeway, Inc.	5,400	196,020

Food products—0.16%
Lance, Inc.	23,700	524,481

Gas utilities—1.24%
Sempra Energy[5]	60,100	3,815,148
Spectra Energy Corp.[5]	9,950	259,695
		4,074,843
Health care equipment & supplies—0.72%
Applera Corp.—Applied Biosystems Group[5]	17,300	540,452
Baxter International, Inc.	8,700	492,681
Medtronic, Inc.	17,900	947,447
St. Jude Medical, Inc.*	8,800	376,552
		2,357,132
Health care providers & services—0.89%
AmerisourceBergen Corp.[5]	7,200	359,928
Cardinal Health, Inc.	5,600	391,720

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(continued)

Security description	Number of shares	Value ($)

United States—(continued)
Health care providers & services—(concluded)
CIGNA Corp.	2,100	326,739
McKesson Corp.	14,900	876,567
UnitedHealth Group, Inc.	14,100	748,146
WellPoint, Inc.*	2,700	213,219
		2,916,319
Hotels, restaurants & leisure—0.49%
Marriott International, Inc., Class A5	35,500	1,604,955

Household durables—0.49%
Acco Brands Corp.*	44,100	1,049,580
Centex Corp.[5]	6,400	286,528
Newell Rubbermaid, Inc.	9,300	285,231
		1,621,339
Industrial conglomerates—0.43%
Carlisle Cos., Inc.	34,400	1,416,592

Insurance—1.56%
Berkshire Hathaway, Inc.*	640	2,321,920
Hartford Financial Services Group, Inc.	4,400	445,280
Lincoln National Corp.[5]	30,177	2,147,093
Metlife, Inc.[5]	3,200	210,240
		5,124,533
Internet software & services—0.12%
Google, Inc., Class A*	800	377,104

IT consulting & services—0.28%
Electronic Data Systems Corp.[5]	31,578	923,341

Leisure equipment & products—0.35%
Mattel, Inc.	40,900	1,157,470

Machinery—1.03%
Cummins, Inc.[5]	14,600	1,345,536
Flowserve Corp.	14,500	884,645
SPX Corp.[5]	16,200	1,148,256
		3,378,437
Media—2.14%
Catalina Marketing Corp.	7,700	244,090
CBS Corp., Class B5	15,600	495,612
Comcast Corp., Class A5,*	113,445	3,024,444
Liberty Global, Inc., Series C*	19,500	651,495
Walt Disney Co.[5]	74,300	2,599,014
		7,014,655
Metals & mining—0.72%
Alcoa, Inc.	26,200	929,838
CONSOL Energy, Inc.	2,200	92,114
Freeport-McMoRan Copper & Gold, Inc., Class B	17,400	1,168,584
Peabody Energy Corp.	3,700	177,526
		2,368,062
Oil & gas—1.86%
Chesapeake Energy Corp.[5]	79,300	2,676,375
Chevron Corp.	7,500	583,425

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United States—(concluded)
Oil & gas—(concluded)
ConocoPhillips	8,800	610,280
EOG Resources, Inc.	1,000	73,440
Equitable Resources, Inc.	2,900	150,829
Exxon Mobil Corp.	6,700	531,846
Hess Corp.	1,400	79,450
Marathon Oil Corp.	2,100	213,255
Occidental Petroleum Corp.	5,300	268,710
Sunoco, Inc.	1,400	105,742
Tesoro Corp.[5]	3,200	387,840
Valero Energy Corp.	6,200	435,426
		6,116,618
Paper & forest products—0.05%
Deltic Timber Corp.	3,400	169,830

Personal products—0.10%
Nu Skin Enterprises, Inc., Class A	19,100	331,003

Pharmaceuticals—2.16%
Abbott Laboratories	17,900	1,013,498
Bristol-Myers Squibb Co.	16,000	461,760
Eli Lilly & Co.	11,300	668,169
Forest Laboratories, Inc.*	5,300	282,013
Medco Health Solutions, Inc.*	3,400	265,268
Merck & Co., Inc.[5]	56,200	2,890,928
Schering-Plough Corp.	47,700	1,513,521
Simcere Pharmaceutical Group, ADR*	600	9,960
		7,105,117
Road & rail—0.37%
GATX Corp.	25,000	1,225,250

Semiconductor equipment & products—0.10%
Lam Research Corp.*	6,000	322,680

Software—0.13%
Adobe Systems, Inc.*	5,000	207,800
Electronic Arts, Inc.*	4,600	231,886
		439,686
Specialty retail—0.29%
Circuit City Stores, Inc.[5]	11,200	195,440
O’Reilly Automotive, Inc.*	21,400	761,840
		957,280
Textiles & apparel—0.20%
UniFirst Corp.	15,600	656,448

Tobacco—0.08%
Altria Group, Inc.	3,600	248,112
Total United States common stocks		96,153,393
Total common stocks (cost—$222,012,004)		242,394,199

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Preferred stocks—0.05%

Security description	Number of shares	Value ($)

Brazil—0.05%
Media—0.03%
NET Servicos de Comunicacao SA*	5,645	86,436

Transportation services—0.02%
All America Latina Logistica (ALL)	6,800	79,413
Total Preferred stocks (cost—$128,884)		165,849

	Number of warrants

Warrants*—0.23%
India—0.06%
Banks—0.06%
Deutsche Bank AG, strike price $1.42, expires 01/30/171,[2]	45,200	91,313
Deutsche Bank AG, strike price $2.45, expires 01/30/171,[2]	36,000	117,047
		208,360
United States—0.17%
Diversified financials—0.17%
Citigroup Global Markets Holdings, strike price $15.19, expires 01/17/121,[2]	14,900	308,844
Citigroup Global Markets Holdings, strike price $16.02, expires 01/19/091,[2]	12,900	78,434
Citigroup Global Markets Holdings, strike price $6.13, expires 01/20/10[1]	7,800	65,744
Citigroup Global Markets Holdings, strike price $0.001, expires 01/19/091,[2]	1,500	91,597
		544,619
Total warrants (cost—$752,980)		752,979

Principal amount (000) ($)		Maturity dates	Interest rates

Short-term US government and agency obligations[7]—0.82%
1,700	Federal Home Loan Mortgage Corp.	05/22/07 to 06/11/07	5.130 to 5.150	1,693,476
1,000	US Treasury Bills	07/05/07	4.790	991,352
Total Short-term US government and agency obligations (cost—$2,684,828)				2,684,828

Repurchase agreement—21.86%
71,788	Repurchase agreement dated 04/30/07 with State Street Bank & Trust Co., collateralized by $6,390,328 US Treasury Bonds, 7.250% due 08/15/22 and $63,621,377 US Treasury Notes, 4.125% to 5.625% due 05/15/08 to 08/15/08; (value—$73,223,789); proceeds: $71,797,472 (cost—$71,788,000)	05/01/07	4.750	71,788,000
Total investments before investments sold short (cost—$297,366,696)[8]—96.77%				317,785,855

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Investments sold short—(15.40)%

Common stocks—(14.35)%

Security description	Number of shares	Value ($)

Australia—(0.97)%
Banks—(0.34)%
Macquarie Bank Ltd.	(15,437)	(1,101,475)

Diversified financials—(0.12)%
Australian Stock Exchange Ltd.	(10,249)	(405,246)

Gas utilities—(0.34)%
AGL Energy Ltd.	(86,564)	(1,099,339)
Alinta Ltd.	(97)	(1,202)
		(1,100,541)
Metals & mining—(0.08)%
Newcrest Mining Ltd.	(13,538)	(259,058)

Specialty retail—(0.09)%
Billabong International Ltd.	(22,727)	(309,848)
Total Australia common stocks		(3,176,168)

Bermuda—(0.38)%
Insurance—(0.38)%
Everest Re Group Ltd.	(12,400)	(1,247,936)

Canada—(2.56)%
Chemicals—(0.16)%
NOVA Chemicals Corp.	(15,600)	(515,830)

Food & drug retailing—(0.20)%
Loblaw Cos. Ltd.	(14,600)	(657,717)

Metals & mining—(0.90)%
Eldorado Gold Corp.	(277,500)	(1,607,645)
First Quantum Minerals Ltd.	(13,900)	(959,687)
Meridian Gold, Inc.	(16,100)	(404,712)
		(2,972,044)
Oil & gas—(0.98)%
Imperial Oil Ltd.	(30,600)	(1,162,078)
Trican Well Service Ltd.	(19,300)	(408,988)
Western Oil Sands, Inc.	(50,300)	(1,634,218)
		(3,205,284)
Pharmaceuticals—(0.03)%
Angiotech Pharmaceuticals, Inc.	(15,800)	(86,552)

Textiles & apparel—(0.29)%
Gildan Activewear, Inc.	(15,200)	(964,123)
Total Canada common stocks		(8,401,550)

France—(0.02)%
Transportation infrastructure—(0.02)%
Societe des Autoroutes Paris-Rhin-Rhone	(735)	(72,476)

Japan—(0.91)%
Food & drug retailing—(0.64)%
Seven & I Holdings Co. Ltd.	(72,300)	(2,083,297)

Real estate—(0.27)%
Leopalace21 Corp.	(27,300)	(896,196)
Total Japan common stocks		(2,979,493)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Investments sold short—(continued)

Common stocks—(continued)

Security description	Number of shares	Value ($)

Netherlands—(0.68)%
Construction materials—(0.68)%
James Hardie Industries NV	(305,873)	(2,237,594)

Switzerland—(1.27)%
Insurance—(0.47)%
Zurich Financial Services AG	(5,313)	(1,538,322)

Wireless telecommunication services—(0.80)%
Vodafone Group PLC	(924,480)	(2,631,620)
Total Switzerland common stocks		(4,169,942)

United Kingdom—(2.25)%
Construction materials—(0.28)%
Biffa PLC	(140,927)	(914,328)

Diversified financials—(0.90)%
ICAP PLC	(294,820)	(2,975,074)

Electric utilities—(0.74)%
Scottish & Southern Energy PLC	(81,374)	(2,430,861)

Media—(0.08)%
Emap PLC	(15,392)	(248,237)

Trading companies & distributors—(0.25)%
Electrocomponents PLC	(136,287)	(835,481)
Total United Kingdom common stocks		(7,403,981)

United States—(5.31)%
Air freight & couriers—(0.12)%
Expeditors International of Washington, Inc.	(9,400)	(392,920)

Automobiles—(0.17)%
Ford Motor Co.	(68,700)	(552,348)

Biotechnology—(0.16)%
Amylin Pharmaceuticals, Inc.	(6,400)	(264,512)
PDL BioPharma, Inc.	(10,400)	(262,704)
		(527,216)
Diversified financials—(0.15)%
T. Rowe Price Group, Inc.	(10,200)	(506,736)

Electric utilities—(0.10)%
TXU Corp.	(4,900)	(321,342)

Hotels, restaurants & leisure—(1.64)%
Station Casinos, Inc.	(2,700)	(234,900)
Tim Hortons, Inc.	(7,500)	(237,251)
Wendy’s International, Inc.	(130,400)	(4,916,080)
		(5,388,231)
Insurance—(0.21)%
Brown & Brown, Inc.	(18,100)	(466,075)
Leucadia National Corp.	(7,800)	(235,092)
		(701,167)
IT consulting & services—(0.06)%
Unisys Corp.	(25,171)	(197,341)

Machinery—(0.74)%
Caterpillar, Inc.	(33,600)	(2,440,032)

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Investments sold short—(concluded)

Common stocks—(concluded)

Security description	Number of shares	Value ($)

United States—(concluded)
Multi-line retail—(0.15)%
Dollar General Corp.	(22,400)	(478,240)

Real estate—(0.68)%
CB Richard Ellis Group, Inc., Class A	(11,300)	(382,505)
Plum Creek Timber Co., Inc.	(46,400)	(1,842,080)
		(2,224,585)
Software—(0.22)%
Activision, Inc.	(35,900)	(718,000)

Specialty retail—(0.31)%
Chico’s FAS, Inc.	(38,000)	(1,001,680)

Tobacco—(0.21)%
Altria Group, Inc.	(10,200)	(702,984)

Trading companies & distributors—(0.39)%
Fastenal Co.	(31,300)	(1,287,056)
Total United States common stocks		(17,439,878)
Total common stocks sold short (proceeds—$44,575,712)		(47,129,018)

Investment Company—(1.05)%
United States—(1.05)%
iShares MSCI South Korea Index Fund (proceeds—$3,147,958)	(64,725)	(3,434,309)
Total investments sold short (proceeds—$47,723,670)—(15.40)%		(50,563,327)
Other assets in excess of liabilities—18.63%		61,186,013
Net assets—100.00%		328,408,541

*	Non-income producing security.
1	Security is being fair valued by a valuation committee under the direction of the board of trustees.
2

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.28% of net assets as of April 30, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3	Security is traded on the NASDAQ Exchange.
4	Security is traded on the London Exchange.
5	Security, or portion thereof, pledged as collateral for investments sold short and written options.
6	Security is traded on the Stockholm Stock Exchange.
7	Interest rate shown is the discount rate at date of purchase.
8

Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at April 30, 2007 were $22,382,593 and $1,963,434 respectively, resulting in net unrealized appreciation of investments of $20,419,159.

ADR	American Depositary Receipt
EUR	Euro
GDR	Global Depositary Receipt

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Written Options

Number of						Unrealized
contracts			Expiration	Premiums	Current	appreciation
(000)	Currency	Call options written	dates	received ($)	value ($)	(depreciation) ($)
141	CHF	Swiss Market Index, strike @ $9,700	5/18/2007	23,816	18,796	5,020
441	EUR	DAX Performance Index, strike @ $7,450	5/18/2007	230,762	290,073	(59,311)
149	EUR	S&P MIB Index, strike @ $44,000	5/18/2007	200,516	223,666	(23,150)
1,023	USD	AMEX Airline Index,strike @ $55	5/18/2007	104,346	81,840	22,506
65	USD	AMEX Biotechnology Index, strike @ $860	5/18/2007	38,805	39,000	(195)
43	USD	AMEX Oil & Gas, strike @ $1,330	5/19/2007	26,961	24,940	2,021
383	USD	PHLX Gold Silver Index, strike @ $152.5	5/19/2007	48,641	7,660	40,981
113	USD	PHLX Semiconductor Index, strike @ $495	5/19/2007	70,851	123,170	(52,319)
113	USD	PHLX Semiconductor Index, strike @ $500	5/19/2007	50,511	82,490	(31,979)
148	USD	S&P 500 Index, strike @ $1,515	5/18/2007	73,556	59,200	14,356
2,619				868,765	950,835	(82,070)

Written option activity for the nine months ended April 30, 2007 was as follows:

	Number of	Amount of
	contracts	premiums
	(000)	received ($)
Options outstanding at July 31, 2006	92	140,808
Options written	10,247	5,330,758
Options terminated in closing purchase transactions	(3,768)	(2,791,107)
Options expired prior to exercise	(3,671)	(1,608,091)
Options exercised	(281)	(203,603)
Options outstanding at April 30, 2007	2,619	868,765

Futures contracts

						Unrealized
Number of			Expiration		Current	appreciation
contracts	Currency	Buy contracts	dates	Cost ($)	value ($)	(depreciation) ($)
50	AUD	Share Price 200 Index Futures	June 2007	6,303,412	6,423,659	120,247
200	EUR	Euro Bond 10 Year Futures	June 2007	31,143,593	31,157,240	13,647
33	EUR	IBEX 35 Index Futures	May 2007	6,719,466	6,433,724	(285,742)
14	EUR	S&P MIB Index Futures	June 2007	3,809,861	4,118,692	308,831
74	GBP	FTSE 100 Index Futures	June 2007	9,230,832	9,571,173	340,341
12	JPY	Japan Bond 10 Year Futures	June 2007	13,468,559	13,491,655	23,096
96	USD	MSCI Taiwan Futures	May 2007	3,077,016	3,000,960	(76,056)
479				73,752,739	74,197,103	444,364

		Sale contracts		Proceeds ($)
49	CAD	S&P TSE 60 Index Futures	June 2007	6,669,816	6,806,750	(136,934)
80	EUR	Dow Jones Euro STOXX 50 Futures	June 2007	4,676,032	4,739,503	(63,471)
143	GBP	United Kingdom Long Gilt 10 Year Futures	June 2007	30,621,695	30,648,291	(26,596)
5	JPY	TOPIX Index Futures	June 2007	712,672	711,267	1,405
193	SEK	OMX 30 Stock Index Futures	May 2007	3,625,868	3,674,864	(48,996)
167	USD	Russell 2000 E-Mini Index Futures	June 2007	13,369,909	13,675,630	(305,721)
379	USD	S&P 500 Mini Index Futures	June 2007	27,114,392	28,205,180	(1,090,788)
150	USD	US Treasury Note 10 Year Futures	June 2007	16,250,805	16,249,219	1,586
1,166				103,041,189	104,710,704	(1,669,515)
						(1,225,151)

Currency Type Abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

Forward foreign currency contracts

					Unrealized
	Contracts to	In			appreciation
	deliver	exchange for		Maturity dates	(depreciation) ($)
Argentine Peso	4,520,000	USD	1,454,135	06/20/07	(9,675)
Australian Dollar	24,776,000	USD	20,386,222	06/20/07	(164,071)
Brazilian Real	5,210,000	USD	2,470,636	06/20/07	(75,962)
Canadian Dollar	68,245,000	USD	59,789,611	06/20/07	(1,792,048)
Chilean Peso	708,100,000	USD	1,315,167	06/20/07	(32,483)
Columbian Peso	9,662,900,000	USD	4,395,259	06/20/07	(194,611)
Czech Koruna	91,260,000	USD	4,351,911	06/20/07	(82,244)
Euro Dollar	66,917,000	USD	88,787,205	06/20/07	(2,711,687)
Great Britain Pound	27,345,000	USD	53,251,160	06/20/07	(1,413,775)
Hungarian Forint	89,300,000	USD	461,946	06/20/07	(28,206)
Indian Rupee	83,440,000	USD	1,860,400	06/20/07	(144,726)
Indonesian Rupiah	8,016,000,000	USD	866,124	06/20/07	(16,404)
Israeli Shekel	24,330,000	USD	5,976,024	06/20/07	(74,910)
Japanese Yen	8,536,050,000	USD	73,104,986	06/20/07	1,186,343
Malaysian Ringgit	4,130,000	USD	1,196,208	06/20/07	(13,658)
Mexican Peso	12,970,000	USD	1,165,481	06/20/07	(15,437)
New Zealand Dollar	58,871,000	USD	41,611,520	06/20/07	(1,845,828)
Norwegian Krone	59,151,000	USD	9,804,071	06/20/07	(152,395)
Philippine Peso	256,910,000	USD	5,309,178	06/20/07	(87,864)
Polish Zloty	7,620,000	USD	2,683,261	06/20/07	(67,354)
Russian Ruble	67,730,000	USD	2,629,546	06/20/07	(8,836)
Singapore Dollar	50,790,000	USD	33,494,398	06/20/07	(61,733)
Slovakian Koruna	53,430,000	USD	2,058,672	06/20/07	(109,586)
South African Rand	34,960,000	USD	4,826,249	06/20/07	(101,130)
South Korean Won	9,017,278,000	USD	9,612,981	06/20/07	(83,017)
Swedish Krona	51,130,000	USD	7,442,657	06/20/07	(209,472)
Swiss Franc	45,615,000	USD	37,737,219	06/20/07	(196,043)
Taiwan Dollar	282,925,000	USD	8,594,991	06/20/07	89,081
Turkish Lira	3,080,000	USD	2,065,458	06/20/07	(149,435)
United States Dollar	3,930,000	ARS	1,267,058	06/20/07	5,679
United States Dollar	74,240,000	AUD	58,780,862	06/20/07	2,797,026
United States Dollar	1,310,000	BRL	611,721	06/20/07	28,595
United States Dollar	11,975,000	CAD	10,484,971	06/20/07	320,807
United States Dollar	12,720,000	CHF	10,530,672	06/20/07	47,232
United States Dollar	4,038,500,000	CLP	7,532,869	06/20/07	153,167
United States Dollar	9,011,000,000	COP	4,184,581	06/20/07	95,637
United States Dollar	62,370,000	CZK	2,977,799	06/20/07	52,644
United States Dollar	31,023,000	EUR	41,627,801	06/20/07	791,466
United States Dollar	36,780,000	GBP	72,542,109	06/20/07	984,177
United States Dollar	1,278,300,000	HUF	6,702,850	06/20/07	313,513
United States Dollar	68,426,000,000	IDR	7,493,892	06/20/07	39,522
United States Dollar	18,800,000	ILS	4,488,309	06/20/07	187,300
United States Dollar	411,790,000	INR	9,478,004	06/20/07	417,622
United States Dollar	2,745,450,000	JPY	23,679,947	06/20/07	(548,752)
United States Dollar	3,100,000,000	KRW	3,316,217	05/08/07	14,355
United States Dollar	8,882,661,000	KRW	9,482,206	06/20/07	69,042
United States Dollar	27,830,000	MXN	2,506,646	06/20/07	27,274
United States Dollar	6,540,000	MYR	1,897,455	06/20/07	18,411
United States Dollar	372,508,000	NOK	61,118,068	06/20/07	1,583,548
United States Dollar	38,465,000	NZD	27,504,648	06/20/07	889,415
United States Dollar	139,420,000	PHP	2,876,504	06/20/07	52,365
United States Dollar	6,685,000	PLN	2,320,220	06/20/07	92,885
United States Dollar	161,320,000	RUB	6,180,665	06/20/07	103,461
United States Dollar	216,350,000	SEK	31,328,896	06/20/07	1,050,104
United States Dollar	35,510,000	SGD	23,379,130	06/20/07	81,752
United States Dollar	54,580,000	SKK	2,191,048	06/20/07	23,879
United States Dollar	5,485,000	TRY	3,851,092	06/20/07	93,287
United States Dollar	191,770,000	TWD	5,800,934	06/20/07	(35,525)
United States Dollar	25,730,000	ZAR	3,610,563	06/20/07	15,909
					1,198,631

Currency type abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies Investments

Schedule of investments – April 30, 2007 (unaudited)

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Columbian Peso
CZK	Czech Koruna
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SKK	Slovakian Koruna
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated January 31, 2007.

UBS PACE Select Advisors Trust

UBS PACE Alternative Strategies

Schedule of investments – April 30, 2007 (unaudited)

Valuation of investments

Each Portfolio (except UBS PACE Money Market Investments) calculates its net asset value based on the current market value for its portfolio securities. The Portfolios normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. UBS PACE International Equity Investments, UBS PACE International Emerging Markets Equity Investments, UBS PACE Global Real Estate Securities Investments and UBS PACE Alternative Strategies Investments may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange (“NYSE”), the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of the UBS PACE Money Market Investments Portfolio are valued using the amortized cost method of valuation. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolios’ custodian.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	June 29, 2007

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	June 29, 2007